                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04642

    Virtus Variable Insurance Trust (formerly, The Phoenix Edge Series Fund)
               (Exact name of registrant as specified in charter)

                                100 Pearl Street
                             Hartford, CT 06103-4506
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 248-7971

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

THE PHOENIX EDGE SERIES FUND
N-Q
SEPTEMBER 30, 2010 (UNAUDITED)

FOOTNOTE LEGEND

1) Federal Income Tax Information: For tax information at September 30, 2010, see the Federal Income Tax Information Note 3 in the Notes to Schedules of Investments.

2)   Non-income producing

3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See table below.

                                            Market Value
Series                                (Reported in Thousands)   % of Net Assets
------                                -----------------------   ---------------
Multi-Sector Fixed Income Series              $42,507                 21.0%
Multi-Sector Short Term Bond Series             6,700                 19.8
Strategic Allocation Series                    12,224                  8.0

5) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

6)   Illiquid Security.

7)   Amount less than $500.

8) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

9)   All or a portion of the security is segregrated as collateral.

                          PHOENIX CAPITAL GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--97.8%
CONSUMER DISCRETIONARY--19.3%
Amazon.com, Inc.(2)                                        41,774   $      6,561
BorgWarner, Inc.(2)                                        46,776          2,461
Coach, Inc.                                                43,280          1,859
DIRECTV Class A(2)                                         55,248          2,300
McDonald's Corp.                                           71,201          5,305
NetFlix, Inc.(2)                                           28,135          4,563
Nordstrom, Inc.                                            57,798          2,150
priceline.com, Inc.(2)                                      9,715          3,384
Starbucks Corp.                                           160,996          4,118
Target Corp.                                               77,299          4,131
Time Warner, Inc.                                          69,704          2,137
VF Corp.                                                   26,412          2,140
                                                                    ------------
                                                                          41,109
                                                                    ------------
CONSUMER STAPLES--10.7%
Coca-Cola Co. (The)                                       104,064          6,090
Colgate-Palmolive Co.                                      37,551          2,886
Kimberly-Clark Corp.                                       47,432          3,085
Mead Johnson Nutrition Co.                                 53,997          3,073
Procter & Gamble Co. (The)                                 58,727          3,522
Walgreen Co.                                              122,531          4,105
                                                                    ------------
                                                                          22,761
                                                                    ------------
ENERGY--5.5%
Cameron International Corp.(2)                             62,210          2,673
Canadian Natural Resources Ltd.                            83,204          2,879
Denbury Resources, Inc.(2)                                 65,654          1,043
Range Resources Corp.                                      44,301          1,689
Schlumberger Ltd.                                          31,018          1,911
Southwestern Energy Co.(2)                                 43,933          1,469
                                                                    ------------
                                                                          11,664
                                                                    ------------
FINANCIALS--2.2%
Goldman Sachs Group, Inc. (The)                            13,186          1,906
JPMorgan Chase & Co.                                       71,889          2,737
                                                                    ------------
                                                                           4,643
                                                                    ------------
HEALTH CARE--12.6%
Allergan, Inc.                                             32,735          2,178
Amgen, Inc.(2)                                             48,524          2,674
Celgene Corp.(2)                                           53,750          3,097
Covidien plc                                               51,210          2,058
Express Scripts, Inc.(2)                                   46,531          2,266

                                                        SHARES          VALUE
                                                     ------------   ------------
HEALTH CARE--(CONTINUED)
Laboratory Corp. of America Holdings(2)                    33,877   $      2,657
Pfizer, Inc.                                              140,877          2,419
St. Jude Medical, Inc.(2)                                  84,299          3,316
Teva Pharmaceutical Industries Ltd. Sponsored ADR          35,098          1,851
UnitedHealth Group, Inc.                                  124,082          4,357
                                                                    ------------
                                                                          26,873
                                                                    ------------
INDUSTRIALS--14.9%
3M Co.                                                     51,353          4,453
Boeing Co. (The)                                           77,109          5,131
Caterpillar, Inc.                                          43,750          3,442
Cummins, Inc.                                              43,548          3,945
Danaher Corp.                                              56,388          2,290
Emerson Electric Co.                                       48,228          2,540
Precision Castparts Corp.                                  24,376          3,104
Rockwell Collins, Inc.                                     66,146          3,853
United Technologies Corp.                                  41,812          2,978
                                                                    ------------
                                                                          31,736
                                                                    ------------
INFORMATION TECHNOLOGY--28.8%
Adobe Systems, Inc.(2)                                     63,077          1,649
Apple, Inc.(2)                                             48,106         13,650
Check Point Software Technologies Ltd.(2)                  63,157          2,332
Cisco Systems, Inc.(2)                                    326,380          7,148
Citrix Systems, Inc.(2)                                   106,653          7,278
Corning, Inc.                                             167,862          3,068
EMC Corp.(2)                                              160,638          3,263
F5 Networks, Inc.(2)                                       22,798          2,367
Microsoft Corp.                                            84,559          2,071
NetApp, Inc.(2)                                            66,432          3,308
Oracle Corp.                                              256,547          6,888
Paychex, Inc.                                             104,433          2,871
Salesforce.com, Inc.(2)                                    25,648          2,867
Visa, Inc. Class A                                         36,569          2,716
                                                                    ------------
                                                                          61,476
                                                                    ------------
MATERIALS--1.5%
Allegheny Technologies, Inc.                               71,238          3,309
                                                                    ------------
TELECOMMUNICATION SERVICES--2.3%
American Tower Corp. Class A(2)                            97,109          4,978
                                                                    ------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $170,170)                                            208,549
                                                                    ------------

   For information regarding the footnotes see the Footnote Legend on page 4.

                          PHOENIX CAPITAL GROWTH SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                         SHARES         VALUE
                                                     ------------   ------------
TOTAL LONG TERM INVESTMENTS--97.8%
   (IDENTIFIED COST $170,170)                                            208,549
                                                                    ------------
SHORT-TERM INVESTMENTS--1.7%
MONEY MARKET MUTUAL FUNDS--1.7%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.210%)            3,718,080   $      3,718
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $3,718)                                                3,718
                                                                    ------------
TOTAL INVESTMENTS--99.5%
   (IDENTIFIED COST $173,888)                                            212,267(1)
Other assets and liabilities, net--0.5%                                    1,109
                                                                    ------------
NET ASSETS--100.0%                                                  $    213,376
                                                                    ============

Abbreviation:

ADR American Depositary Receipt.

   For information regarding the footnotes see the Footnote Legend on page 4.

                          Phoenix Capital Growth Series
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (Unaudited)

COUNTRY WEIGHTINGS as of 9/30/10+
---------------------------------
United States (includes short-
   term investments)                 96%
Canada                                1
Ireland                               1
Israel                                1
Netherlands                           1
                                    ---
Total                               100%
                                    ---

+    % of total investments as of September 30, 2010

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                             TOTAL VALUE AT
                              SEPTEMBER 30,      LEVEL 1
($ reported in thousands)         2010        QUOTED PRICES
                             --------------   -------------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                $208,549         $208,549
   Short-Term Investments          3,718            3,718
                                --------         --------
Total Investments               $212,267         $212,267
                                ========         ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

      PHOENIX COMSTOCK SERIES (FORMERLY PHOENIX-VAN KAMPEN COMSTOCK SERIES)
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--99.2%
CONSUMER DISCRETIONARY--17.1%
Comcast Corp. Class A                                     103,136   $      1,865
DIRECTV Class A(2)                                          7,775            324
Home Depot, Inc. (The)                                     10,340            328
Lowe's Cos., Inc.                                          16,563            369
Macy's, Inc.                                                6,738            156
News Corp. Class B                                         37,286            561
Penney (J.C.) Co., Inc.                                    10,801            293
Target Corp.                                                3,351            179
Time Warner Cable, Inc.                                    10,995            594
Time Warner, Inc.                                          20,850            639
Viacom, Inc. Class B                                       45,293          1,639
                                                                    ------------
                                                                           6,947
                                                                    ------------
CONSUMER STAPLES--10.5%
Avon Products, Inc.                                         7,511            241
Coca-Cola Co. (The)                                         8,609            504
CVS Caremark Corp.                                         19,289            607
Kraft Foods, Inc. Class A                                  31,521            973
PepsiCo, Inc.                                               1,917            127
Philip Morris International, Inc.                           5,161            289
Procter & Gamble Co. (The)                                  1,992            119
Unilever N.V. - NY Registered Shares                       22,915            685
Wal-Mart Stores, Inc.                                      13,784            738
                                                                    ------------
                                                                           4,283
                                                                    ------------
ENERGY--9.6%
BP plc Sponsored ADR                                        5,362            221
Chevron Corp.                                              10,149            823
ConocoPhillips                                             11,872            682
Halliburton Co.                                            22,211            734
Noble Corp.                                                 4,484            151
Royal Dutch Shell plc ADR                                  11,158            673
Total SA Sponsored ADR                                      5,984            309
Weatherford International Ltd.(2)                          17,857            305
                                                                    ------------
                                                                           3,898
                                                                    ------------
FINANCIALS--21.6%
AFLAC, Inc.                                                 4,212            218
Bank of America Corp.                                      59,261            777
Bank of New York Mellon Corp. (The)                        30,829            805
Chubb Corp. (The)                                          27,041          1,541
Citigroup, Inc.(2)                                        138,465            540
Goldman Sachs Group, Inc. (The)                             2,819            407

                                                        SHARES          VALUE
                                                     ------------   ------------
FINANCIALS--(CONTINUED)
JPMorgan Chase & Co.                                       31,054   $      1,182
MetLife, Inc.                                              13,882            534
Morgan Stanley                                              6,210            153
PNC Financial Services Group, Inc.                          9,420            489
State Street Corp.                                          4,213            159
Torchmark Corp.                                             7,754            412
Travelers Cos., Inc. (The)                                 16,388            854
U.S. Bancorp                                               11,968            259
Wells Fargo & Co.                                          17,424            438
                                                                    ------------
                                                                           8,768
                                                                    ------------
HEALTH CARE--13.0%
Abbott Laboratories                                         6,358            332
Bristol-Myers Squibb Co.                                   33,567            910
Cardinal Health, Inc.                                      16,208            535
GlaxoSmithKline plc Sponsored ADR                           6,442            255
Merck & Co., Inc.                                          22,654            834
Pfizer, Inc.                                               65,191          1,119
Roche Holding AG Sponsored ADR                              7,468            255
UnitedHealth Group, Inc.                                   20,981            737
WellPoint, Inc.(2)                                          5,170            293
                                                                    ------------
                                                                           5,270
                                                                    ------------
INDUSTRIALS--6.4%
Emerson Electric Co.                                        6,510            343
General Electric Co.                                       32,646            531
Honeywell International, Inc.                              10,683            469
Ingersoll-Rand plc                                         12,720            454
Textron, Inc.                                              12,396            255
Tyco International Ltd.                                    15,126            556
                                                                    ------------
                                                                           2,608
                                                                    ------------
INFORMATION TECHNOLOGY--10.7%
Accenture plc Class A                                       5,362            228
Cisco Systems, Inc.(2)                                     16,754            367
Dell, Inc.(2)                                              34,092            442
eBay, Inc.(2)                                              51,072          1,246
Hewlett-Packard Co.                                        10,938            460
Intel Corp.                                                26,769            515
KLA-Tencor Corp.                                            5,665            200
Microsoft Corp.                                             5,363            131
Western Union Co. (The)                                     6,974            123
Yahoo!, Inc.(2)                                            45,411            643
                                                                    ------------
                                                                           4,355
                                                                    ------------

   For information regarding the footnotes see the Footnote Legend on page 4.

      PHOENIX COMSTOCK SERIES (FORMERLY PHOENIX-VAN KAMPEN COMSTOCK SERIES)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
MATERIALS--4.4%
Alcoa, Inc.                                                43,108   $        522
Du Pont (E.I.) de Nemours & Co.                             5,872            262
International Paper Co.                                    47,265          1,028
                                                                    ------------
                                                                           1,812
                                                                    ------------
TELECOMMUNICATION SERVICES--4.3%
AT&T, Inc.                                                 20,993            600
Verizon Communications, Inc.                               22,986            749
Vodafone Group plc Sponsored ADR                           15,414            383
                                                                    ------------
                                                                           1,732
                                                                    ------------
UTILITIES--1.6%
American Electric Power Co., Inc.                           5,661            205
FirstEnergy Corp.                                           8,357            322
Sempra Energy                                               2,489            134
                                                                    ------------
                                                                             661
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $35,595)                                                 40,334
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $35,595)                                                 40,334
                                                                    ------------
SHORT-TERM INVESTMENTS--0.8%
MONEY MARKET MUTUAL FUNDS--0.8%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.210%)              317,041            317
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $317)                                                       317
                                                                    ------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $35,912)                                                 40,651(1)
Other assets and liabilities, net--0.0%                                      (14)
                                                                    ------------
NET ASSETS--100.0%                                                  $     40,637
                                                                    ============

Abbreviation:

ADR American Depositary Receipt.

   For information regarding the footnotes see the Footnote Legend on page 4.

      PHOENIX COMSTOCK SERIES (FORMERLY PHOENIX-VAN KAMPEN COMSTOCK SERIES)
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10 +
----------------------------------
United States (includes short-
   term investments)                  89%
United Kingdom                         4
Switzerland                            3
Netherlands                            2
France                                 1
Ireland                                1
                                     ---
Total                                100%
                                     ---

+    % of total investments as of September 30, 2010

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                             TOTAL VALUE
                                  AT        LEVEL 1
                              SEPTEMBER     QUOTED
($ reported in thousands)      30, 2010     PRICES
                             -----------   --------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks               $40,334     $40,334
   Short-Term Investments          317         317
                               -------     -------
Total Investments              $40,651     $40,651
                               =======     =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

           PHOENIX DYNAMIC ASSET ALLOCATION SERIES : AGGRESSIVE GROWTH
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
AFFILIATED FUNDS--36.2%
Phoenix Capital Growth Series                              54,715   $        719
Phoenix Mid-Cap Growth Series(2)                          105,063          1,433
Phoenix Small-Cap Growth Series(2)                         43,406            525
Phoenix-Aberdeen International Series                     247,933          3,782
Phoenix-Duff & Phelps Real Estate Series                   42,733          1,021
                                                                    ------------
TOTAL AFFILIATED FUNDS
(IDENTIFIED COST $5,865)                                                   7,480
                                                                    ------------
EXCHANGE-TRADED FUNDS--47.4%
iPath Dow Jones-UBS Commodity Index Total Return
   ETN(2)                                                  24,460          1,034
iShares S&P 500(R) Index Fund                               8,820          1,010
iShares S&P Developed Ex-U.S Property Index Fund           18,921            628
iShares S&P Global Infrastructure Index Fund               30,537          1,043
SPDR S&P International Small Cap ETF                       25,724            719
Vanguard Emerging Markets ETF                              22,910          1,040
Vanguard Intermediate-Term Bond ETF                         9,338            810
Vanguard Small-Cap Value ETF                               31,243          1,865
Vanguard Value ETF                                         34,040          1,658
                                                                    ------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $8,481)                                                   9,807
                                                                    ------------
MUTUAL FUNDS--15.9%
Sentinel Common Stock Fund                                101,679          2,877
Sentinel Government Securities Fund                        37,032            412
                                                                    ------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $2,764)                                                   3,289
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $17,110)                                                 20,576
                                                                    ------------
SHORT-TERM INVESTMENTS--0.3%
MONEY MARKET MUTUAL FUNDS--0.3%

Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.210%)               63,004             63
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $63)                                                         63
                                                                    ------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $17,173)                                                 20,639(1)
Other assets and liabilities, net--0.2%                                       34
                                                                    ------------
NET ASSETS--100.0%                                                  $     20,673
                                                                    ============

ABBEVIATIONS:

ETF  Exchange-Traded Fund
SPDR S&P Depositary Receipt.

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                             TOTAL VALUE
                                  AT       LEVEL 1
                              SEPTEMBER     QUOTED
($ reported in thousands)     30, 2010      PRICES
                             -----------   -------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Affiliated Funds            $ 7,480     $ 7,480
   Exchange-Traded Funds         9,807       9,807
   Mutual Funds                  3,289       3,289
   Short-Term Investments           63          63
                               -------     -------
Total Investments              $20,639     $20,639
                               =======     =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                PHOENIX DYNAMIC ASSET ALLOCATION SERIES : GROWTH
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
AFFILIATED FUNDS--32.3%
Phoenix Capital Growth Series                              90,142   $      1,184
Phoenix Mid-Cap Growth Series(2)                          136,987          1,869
Phoenix Small-Cap Growth Series(2)                         70,205            848
Phoenix-Aberdeen International Series                     354,227          5,404
Phoenix-Duff & Phelps Real Estate Series                   70,445          1,683
                                                                    ------------
TOTAL AFFILIATED FUNDS
(IDENTIFIED COST $8,579)                                                  10,988
                                                                    ------------
EXCHANGE-TRADED FUNDS--48.2%
iPath Dow Jones-UBS Commodity Index Total Return
   ETN(2)                                                  31,700          1,340
iShares Barclays Treasury Inflation Protected
   Securities Bond Fund                                     9,372          1,022
iShares S&P 500(R) Index Fund                              14,700          1,683
iShares S&P Developed Ex-U.S. Property Index Fund          20,787            690
iShares S&P Global Infrastructure Index Fund               39,933          1,364
SPDR S&P International Small Cap ETF                       24,439            683
Vanguard Emerging Markets ETF                              30,120          1,367
Vanguard Intermediate-Term Bond ETF                        23,105          2,004
Vanguard Short-Term Bond ETF                               14,285          1,168
Vanguard Small-Cap Value ETF                               40,081          2,393
Vanguard Value ETF                                         55,640          2,710
                                                                    ------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $14,378)                                                 16,424
                                                                    ------------
MUTUAL FUNDS--18.9%
JPMorgan Short Duration Bond Fund                          60,648            669
Sentinel Common Stock Fund                                155,825          4,410
Sentinel Government Securities Fund                       121,845          1,355
                                                                    ------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $5,521)                                                   6,434
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $28,478)                                                 33,846
                                                                    ------------
SHORT-TERM INVESTMENTS--1.5%
MONEY MARKET MUTUAL FUNDS--1.5%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.210%)                                 521,865            522
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $522)                                                       522
                                                                    ------------
TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $29,000)                                                 34,368(1)
Other assets and liabilities, net--(0.9)%                                   (310)
                                                                    ------------
NET ASSETS--100.0%                                                  $     34,058
                                                                    ============

ABBREVIATIONS:

ETF  Exchange-Traded Fund
SPDR S&P Depositary Receipt.

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):


                             TOTAL VALUE AT
                              SEPTEMBER 30,      LEVEL 1
($ reported in thousands)         2010        QUOTED PRICES
                             --------------   -------------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Affiliated Funds              $10,988         $10,988
   Exchange-Traded Funds          16,424          16,424
   Mutual Funds                    6,434           6,434
   Short-Term Investments            522             522
                                 -------         -------
Total Investments                $34,368         $34,368
                                 =======         =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

               PHOENIX DYNAMIC ASSET ALLOCATION SERIES : MODERATE
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------    -------
AFFILIATED FUNDS--11.2%
Phoenix Mid-Cap Growth Series(2)                              86,875    $ 1,185
Phoenix-Aberdeen International Series                        154,459      2,356
Phoenix-Duff & Phelps Real Estate Series                      33,797        808
                                                                        -------
TOTAL AFFILIATED FUNDS
(IDENTIFIED COST $3,542)                                                  4,349
                                                                        -------
EXCHANGE-TRADED FUNDS--57.9%
iPath Dow Jones-UBS Commodity Index Total Return ETN(2)       27,500      1,163
iShares Barclays Treasury Inflation Protected
   Securities Bond Fund                                       42,528      4,637
iShares S&P 500(R) Index Fund                                 13,460      1,541
SPDR S&P International Small Cap ETF                          29,034        811
Vanguard Emerging Markets ETF                                 17,250        783
Vanguard Intermediate-Term Bond ETF                           40,070      3,475
Vanguard Long-Term Bond ETF                                   22,626      1,945
Vanguard Short-Term Bond ETF                                  60,850      4,974
Vanguard Small-Cap Value ETF                                  19,768      1,180
Vanguard Value ETF                                            39,535      1,925
                                                                        -------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $19,970)                                                22,434
                                                                        -------
MUTUAL FUNDS--28.2%
JPMorgan Short Duration Bond Fund                            369,656      4,081
Sentinel Common Stock Fund                                   152,384      4,313
Sentinel Government Securities Fund                          226,817      2,522
                                                                        -------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $10,064)                                                10,916
                                                                        -------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $33,576)                                                37,699
                                                                        -------
SHORT-TERM INVESTMENTS--3.6%
MONEY MARKET MUTUAL FUNDS--3.6%
Dreyfus Cash Management Fund -
   Institutional Shares (seven-day
   effective yield 0.210%)                                 1,413,504      1,414
                                                                        -------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,414)                                                  1,414
                                                                        -------
TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $34,990)                                                39,113(1)
Other assets and liabilities, net--(0.9)%                                  (362)
                                                                        -------
NET ASSETS--100.0%                                                      $38,751
                                                                        =======

ABBREVIATIONS:

ETF    EXCHANGE-TRADED FUND
SPDR   S&P DEPOSITARY RECEIPT.

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                              TOTAL VALUE AT
                               SEPTEMBER 30,      LEVEL 1
($ reported in thousands)          2010        QUOTED PRICES
                              --------------   -------------
INVESTMENTS IN SECURITIES:
Equity Securities:
     Affiliated Funds             $ 4,349         $ 4,349
     Exchange-Traded Funds         22,434          22,434
     Mutual Funds                  10,916          10,916
     Short-Term Investments         1,414           1,414
                                  -------         -------
Total Investments                 $39,113         $39,113
                                  =======         =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

            PHOENIX DYNAMIC ASSET ALLOCATION SERIES : MODERATE GROWTH
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                              VALUE
                                                    SHARES    (000)
                                                   -------   -------
AFFILIATED FUNDS--23.0%
   Phoenix Capital Growth Series                    50,683   $   666
   Phoenix Mid-Cap Growth Series (2)               135,798     1,853
   Phoenix-Aberdeen International Series           253,162     3,862
   Phoenix-Duff & Phelps Real Estate Series         56,599     1,352
                                                             -------
TOTAL AFFILIATED FUNDS
(IDENTIFIED COST $6,187)                                       7,733
                                                             -------
EXCHANGE-TRADED FUNDS--53.0%
   iPath Dow Jones-UBS Commodity Index Total
      Return ETN (2)                                24,070     1,018
   iShares Barclays Treasury Inflation Protected
      Securities Bond Fund                          24,699     2,693
   iShares S&P 500(R) Index Fund                    11,560     1,323
   iShares S&P Developed Ex-U.S. Property Index
      Fund                                          20,262       673
   iShares S&P Global Infrastructure Index Fund     29,802     1,018
   SPDR S&P International Small Cap ETF             24,156       675
   Vanguard Emerging Markets ETF                    18,760       852
   Vanguard Intermediate-Term Bond ETF              28,979     2,513
   Vanguard Long-Term Bond ETF                       7,844       674
   Vanguard Short-Term Bond ETF                     35,110     2,870
   Vanguard Small-Cap Value ETF                     28,138     1,680
   Vanguard Value ETF                               38,110     1,856
                                                             -------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $15,838)                                     17,845
                                                             -------
MUTUAL FUNDS--22.0%
   JPMorgan Short Duration Bond Fund               168,218     1,857
   Sentinel Common Stock Fund                      136,720     3,869
   Sentinel Government Securities Fund             151,759     1,688
                                                             -------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $6,700)                                       7,414
                                                             -------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $28,725)                                     32,992
                                                             -------
SHORT-TERM INVESTMENTS--3.0%
MONEY MARKET MUTUAL FUNDS--3.0%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.210%)       998,053       998
                                                             -------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $998)                                           998
                                                             -------
TOTAL INVESTMENTS--101.0%
(IDENTIFIED COST $29,723)                                     33,990(1)
Other assets and liabilities, net--(1.0)%                       (344)
                                                             -------
NET ASSETS--100.0%                                           $33,646
                                                             =======

ABBREVIATIONS:

ETF    EXCHANGE-TRADED FUND
SPDR   S&P DEPOSITARY RECEIPT.

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                             TOTAL VALUE AT
                              SEPTEMBER 30,      LEVEL 1
($ reported in thousands)         2010        QUOTED PRICES
                             --------------   -------------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Affiliated Funds              $ 7,733         $ 7,733
   Exchange-Traded Funds          17,845          17,845
   Mutual Funds                    7,414           7,414
   Short-Term Investments            998             998
                                 -------         -------
Total Investments                $33,990         $33,990
                                 =======         =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                         PHOENIX EQUITY 500 INDEX SERIES
              (FORMERLY PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES)
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                SHARES    VALUE
                                                               -------   -------
COMMON STOCKS--98.6%
CONSUMER DISCRETIONARY--10.3%
Abercrombie & Fitch Co. Class A                                    485   $    19
Amazon.com, Inc.(2)                                              1,918       301
Apollo Group, Inc. Class A(2)                                      693        36
AutoNation, Inc.(2)                                                345         8
AutoZone, Inc.(2)                                                  154        35
Bed Bath & Beyond, Inc.(2)                                       1,431        62
Best Buy Co., Inc.                                               1,877        77
Big Lots, Inc.(2)                                                  417        14
CarMax, Inc.(2)                                                  1,229        34
Carnival Corp.                                                   2,358        90
CBS Corp. Class B                                                3,693        59
Coach, Inc.                                                      1,613        69
Comcast Corp. Class A                                           15,227       275
Darden Restaurants, Inc.                                           750        32
DeVry, Inc.                                                        340        17
DIRECTV Class A(2)                                               4,702       196
Discovery Communications, Inc. Class A(2)                        1,543        67
Eastman Kodak Co.(2)                                             1,441         6
Expedia, Inc.                                                    1,126        32
Family Dollar Stores, Inc.                                         732        32
Ford Motor Co.(2)                                               18,660       228
Fortune Brands, Inc.                                               825        41
GameStop Corp. Class A(2)                                          841        17
Gannett Co., Inc.                                                1,312        16
Gap, Inc. (The)                                                  2,383        44
Genuine Parts Co.                                                  854        38
Goodyear Tire & Rubber Co. (The)(2)                              1,293        14
H&R Block, Inc.                                                  1,703        22
Harley-Davidson, Inc.                                            1,297        37
Harman International Industries, Inc.(2)                           376        13
Hasbro, Inc.                                                       757        34
Home Depot, Inc. (The)                                           9,034       286
Horton (DR), Inc.                                                1,486        17
International Game Technology                                    1,609        23
Interpublic Group of Cos., Inc. (The)(2)                         2,605        26
Johnson Controls, Inc.                                           3,653       111
Kohl's Corp.(2)                                                  1,670        88
Leggett & Platt, Inc.                                              815        19
Lennar Corp. Class A                                               878        13
Limited Brands, Inc.                                             1,435        38
Lowe's Cos., Inc.                                                7,613       170
Macy's, Inc.                                                     2,292        53

                                                                SHARES    VALUE
                                                               -------   -------
CONSUMER DISCRETIONARY--(CONTINUED)
Marriott International, Inc. Class A                             1,554   $    56
Mattel, Inc.                                                     1,951        46
McDonald's Corp.                                                 5,774       430
McGraw-Hill Cos., Inc. (The)                                     1,676        55
Meredith Corp.                                                     211         7
New York Times Co. (The) Class A(2)                                668         5
Newell Rubbermaid, Inc.                                          1,533        27
News Corp. Class A                                              12,373       162
NIKE, Inc. Class B                                               2,096       168
Nordstrom, Inc.                                                    914        34
O'Reilly Automotive, Inc.(2)                                       760        40
Office Depot, Inc.(2)                                            1,480         7
Omnicom Group, Inc.                                              1,634        65
Penney (J.C.) Co., Inc.                                          1,282        35
Polo Ralph Lauren Corp.                                            360        32
priceline.com, Inc.(2)                                             261        91
Pulte Group, Inc.(2)                                             1,860        16
RadioShack Corp.                                                   679        14
Ross Stores, Inc.                                                  652        36
Scripps Networks Interactive, Inc. Class A                         486        23
Sears Holdings Corp.(2)                                            244        18
Stanley Black & Decker, Inc.                                       898        55
Staples, Inc.                                                    3,961        83
Starbucks Corp.                                                  4,007       102
Starwood Hotels & Resorts Worldwide, Inc.                        1,030        54
Target Corp.                                                     3,914       209
Tiffany & Co.                                                      697        33
Time Warner Cable, Inc.                                          1,927       104
Time Warner, Inc.                                                6,100       187
TJX Cos., Inc. (The)                                             2,173        97
Urban Outfitters, Inc.(2)                                          697        22
VF Corp.                                                           467        38
Viacom, Inc. Class B                                             3,299       119
Walt Disney Co. (The)                                           10,376       344
Washington Post Co. (The) Class B                                   31        12
Whirlpool Corp.                                                    411        33
Wyndham Worldwide Corp.                                            968        27
Wynn Resorts Ltd.                                                  407        35
Yum! Brands, Inc.                                                2,533       117
                                                                         -------
                                                                           5,847
                                                                         -------
CONSUMER STAPLES--11.1%
Altria Group, Inc.                                              11,306       272
Archer-Daniels-Midland Co.                                       3,468       111

   For information regarding the footnotes see the Footnote Legend on page 4.

                         PHOENIX EQUITY 500 INDEX SERIES
              (FORMERLY PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                SHARES    VALUE
                                                               -------   -------
CONSUMER STAPLES--(CONTINUED)
Avon Products, Inc.                                              2,326   $    75
Brown-Forman Corp. Class B                                         562        35
Campbell Soup Co.                                                1,049        37
Clorox Co. (The)                                                   752        50
Coca-Cola Co. (The)                                             12,530       733
Coca-Cola Enterprises, Inc.                                      1,799        56
Colgate-Palmolive Co.                                            2,636       203
ConAgra Foods, Inc.                                              2,385        52
Constellation Brands, Inc. Class A(2)                              956        17
Costco Wholesale Corp.                                           2,382       154
CVS Caremark Corp.                                               7,369       232
Dean Foods Co.(2)                                                  940        10
Dr. Pepper Snapple Group, Inc.                                   1,295        46
Estee Lauder Cos., Inc. (The) Class A                              618        39
General Mills, Inc.                                              3,484       127
Heinz (H.J.) Co.                                                 1,726        82
Hershey Co. (The)                                                  837        40
Hormel Foods Corp.                                                 381        17
Kellogg Co.                                                      1,413        71
Kimberly-Clark Corp.                                             2,220       144
Kraft Foods, Inc. Class A                                        9,462       292
Kroger Co. (The)                                                 3,462        75
Lorillard, Inc.                                                    822        66
McCormick & Co., Inc.                                              722        30
Mead Johnson Nutrition Co.                                       1,109        63
Molson Coors Brewing Co. Class B                                   869        41
PepsiCo, Inc.                                                    8,632       573
Philip Morris International, Inc.                                9,944       557
Procter & Gamble Co. (The)                                      15,400       924
Reynolds American, Inc.                                            916        54
Safeway, Inc.                                                    2,069        44
Sara Lee Corp.                                                   3,592        48
Smucker (J.M.) Co. (The)                                           656        40
SUPERVALU, Inc.                                                  1,117        13
SYSCO Corp.                                                      3,192        91
Tyson Foods, Inc. Class A                                        1,646        26
Wal-Mart Stores, Inc.                                           10,851       581
Walgreen Co.                                                     5,279       177
Whole Foods Market, Inc.(2)                                        807        30
                                                                         -------
                                                                           6,328
                                                                         -------
ENERGY--10.7%
Anadarko Petroleum Corp.                                         2,685       153
Apache Corp.                                                     1,975       193

                                                                SHARES    VALUE
                                                               -------   -------
ENERGY--(CONTINUED)
Baker Hughes, Inc.                                               2,338   $   100
Cabot Oil & Gas Corp.                                              572        17
Cameron International Corp.(2)                                   1,313        56
Chesapeake Energy Corp.                                          3,550        80
Chevron Corp.                                                   10,908       884
ConocoPhillips                                                   8,048       462
Consol Energy, Inc.                                              1,224        45
Denbury Resources, Inc.(2)                                       2,201        35
Devon Energy Corp.                                               2,359       153
Diamond Offshore Drilling, Inc.                                    382        26
El Paso Corp.                                                    3,819        47
EOG Resources, Inc.                                              1,374       128
Exxon Mobil Corp.                                               27,626     1,707
FMC Technologies, Inc.(2)                                          650        44
Halliburton Co.                                                  4,929       163
Helmerich & Payne, Inc.                                            582        24
Hess Corp.                                                       1,585        94
Marathon Oil Corp.                                               3,850       127
Massey Energy Co.                                                  566        18
Murphy Oil Corp.                                                 1,039        64
Nabors Industries Ltd.(2)                                        1,572        28
National Oilwell Varco, Inc.                                     2,273       101
Noble Energy, Inc.                                                 947        71
Occidental Petroleum Corp.                                       4,407       345
Peabody Energy Corp.                                             1,459        72
Pioneer Natural Resources Co.                                      638        42
QEP Resources, Inc.(2)                                             949        29
Range Resources Corp.                                              867        33
Rowan Cos., Inc.(2)                                                630        19
Schlumberger Ltd.                                                7,414       457
Southwestern Energy Co.(2)                                       1,877        63
Spectra Energy Corp.                                             3,515        79
Sunoco, Inc.                                                       664        24
Tesoro Corp.                                                       810        11
Valero Energy Corp.                                              3,105        54
Williams Cos., Inc. (The)                                        3,172        61
                                                                         -------
                                                                           6,109
                                                                         -------
FINANCIALS--15.3%
ACE Ltd.                                                         1,838       107
AFLAC, Inc.                                                      2,554       132
Allstate Corp. (The)                                             2,919        92
American Express Co.                                             5,679       239
American International Group, Inc.(2)                              732        29

   For information regarding the footnotes see the Footnote Legend on page 4.

                         PHOENIX EQUITY 500 INDEX SERIES
              (FORMERLY PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                SHARES    VALUE
                                                               -------   -------
FINANCIALS--(CONTINUED)
Ameriprise Financial, Inc.                                       1,361   $    64
AON Corp.                                                        1,462        57
Apartment Investment & Management Co. Class A                      634        14
Assurant, Inc.                                                     588        24
AvalonBay Communities, Inc.                                        461        48
Bank of America Corp.                                           54,441       714
Bank of New York Mellon Corp. (The)                              6,586       172
BB&T Corp.                                                       3,759        91
Berkshire Hathaway, Inc. Class B(2)                              9,385       776
Boston Properties, Inc.                                            755        63
Capital One Financial Corp.                                      2,477        98
CB Richard Ellis Group, Inc. Class A(2)                          1,599        29
Charles Schwab Corp. (The)                                       5,375        75
Chubb Corp. (The)                                                1,706        97
Cincinnati Financial Corp.                                         898        26
Citigroup, Inc.(2)                                             128,908       503
CME Group, Inc. Class A                                            363        95
Comerica, Inc.                                                     971        36
Discover Financial Services                                      2,918        49
E*Trade Financial Corp.(2)                                       1,091        16
Equity Residential                                               1,537        73
Federated Investors, Inc. Class B                                  509        12
Fifth Third Bancorp                                              4,282        52
First Horizon National Corp.(2)                                  1,230        14
Franklin Resources, Inc.                                           794        85
Genworth Financial, Inc. Class A(2)                              2,654        32
Goldman Sachs Group, Inc. (The)                                  2,796       404
Hartford Financial Services Group, Inc. (The)                    2,410        55
HCP, Inc.                                                        1,681        60
Health Care REIT, Inc.                                             727        34
Host Hotels & Resorts, Inc.                                      3,571        52
Hudson City Bancorp, Inc.                                        2,856        35
Huntington Bancshares, Inc.                                      3,889        22
IntercontinentalExchange, Inc.(2)                                  406        43
Invesco Ltd.                                                     2,539        54
Janus Capital Group, Inc.                                          953        10
JPMorgan Chase & Co.                                            21,514       819
KeyCorp                                                          4,738        38
Kimco Realty Corp.                                               2,236        35
Legg Mason, Inc.                                                   851        26
Leucadia National Corp.(2)                                       1,088        26
Lincoln National Corp.                                           1,717        41
Loews Corp.                                                      1,724        65

                                                                SHARES    VALUE
                                                               -------   -------
FINANCIALS--(CONTINUED)
M&T Bank Corp.                                                     464   $    38
Marsh & McLennan Cos., Inc.                                      2,943        71
Marshall & Ilsley Corp.                                          2,823        20
MetLife, Inc.                                                    4,906       189
Moody's Corp.                                                    1,125        28
Morgan Stanley                                                   7,579       187
NASDAQ OMX Group, Inc. (The)(2)                                    803        16
Northern Trust Corp.                                             1,312        63
NYSE Euronext, Inc.                                              1,413        40
People's United Financial, Inc.                                  2,011        26
Plum Creek Timber Co., Inc.                                        892        31
PNC Financial Services Group, Inc.                               2,850       148
Principal Financial Group, Inc.                                  1,737        45
Progressive Corp. (The)                                          3,596        75
ProLogis                                                         2,544        30
Prudential Financial, Inc.                                       2,533       137
Public Storage                                                     756        73
Regions Financial Corp.                                          6,814        50
Simon Property Group, Inc.                                       1,588       147
SLM Corp.(2)                                                     2,634        30
State Street Corp.                                               2,722       102
SunTrust Banks, Inc.                                             2,712        70
T. Rowe Price Group, Inc.                                        1,390        70
Torchmark Corp.                                                    437        23
Travelers Cos., Inc. (The)                                       2,549       133
U.S. Bancorp                                                    10,401       225
Unum Group                                                       1,772        39
Ventas, Inc.                                                       851        44
Vornado Realty Trust                                               879        75
Wells Fargo & Co.                                               28,395       714
Xl Group plc                                                     1,855        40
Zions Bancorp                                                      939        20
                                                                         -------
                                                                           8,732
                                                                         -------
HEALTH CARE--11.5%
Abbott Laboratories                                              8,377       438
Aetna, Inc.                                                      2,264        72
Allergan, Inc.                                                   1,667       111
AmerisourceBergen Corp.                                          1,512        46
Amgen, Inc.(2)                                                   5,192       286
Bard (C.R.), Inc.                                                  507        41
Baxter International, Inc.                                       3,170       151
Becton, Dickinson & Co.                                          1,258        93
Biogen Idec, Inc.(2)                                             1,311        74

   For information regarding the footnotes see the Footnote Legend on page 4.

                         PHOENIX EQUITY 500 INDEX SERIES
              (FORMERLY PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                SHARES    VALUE
                                                               -------   -------
HEALTH CARE--(CONTINUED)
Boston Scientific Corp.(2)                                       8,230   $    50
Bristol-Myers Squibb Co.                                         9,303       252
Cardinal Health, Inc.                                            1,904        63
CareFusion Corp.(2)                                              1,205        30
Celgene Corp.(2)                                                 2,492       144
Cephalon, Inc.(2)                                                  413        26
Cerner Corp.(2)                                                    391        33
CIGNA Corp.                                                      1,476        53
Coventry Health Care, Inc.(2)                                      815        17
DaVita, Inc.(2)                                                    555        38
DENTSPLY International, Inc.                                       774        25
Eli Lilly & Co.                                                  5,494       201
Express Scripts, Inc.(2)                                         2,942       143
Forest Laboratories, Inc.(2)                                     1,548        48
Genzyme Corp.(2)                                                 1,382        98
Gilead Sciences, Inc.(2)                                         4,549       162
Hospira, Inc.(2)                                                   914        52
Humana, Inc.(2)                                                    917        46
Intuitive Surgical, Inc.(2)                                        212        60
Johnson & Johnson                                               14,944       926
King Pharmaceuticals, Inc.(2)                                    1,331        13
Laboratory Corp. of America Holdings(2)                            556        44
Life Technologies Corp.(2)                                       1,006        47
McKesson Corp.                                                   1,417        87
Medco Health Solutions, Inc.(2)                                  2,352       122
Medtronic, Inc.                                                  5,858       197
Merck & Co., Inc.                                               16,698       615
Mylan, Inc.(2)                                                   1,677        31
Patterson Cos., Inc.                                               534        15
PerkinElmer, Inc.                                                  648        15
Pfizer, Inc.                                                    43,614       749
Quest Diagnostics, Inc.                                            797        40
St. Jude Medical, Inc.(2)                                        1,775        70
Stryker Corp.                                                    1,851        93
Tenet Healthcare Corp.(2)                                        2,679        13
Thermo Fisher Scientific, Inc.(2)                                2,210       106
UnitedHealth Group, Inc.                                         6,099       214
Varian Medical Systems, Inc.(2)                                    659        40
Waters Corp.(2)                                                    498        35
Watson Pharmaceuticals, Inc.(2)                                    589        25
WellPoint, Inc.(2)                                               2,168       123
Zimmer Holdings, Inc.(2)                                         1,089        57
                                                                         -------
                                                                           6,530
                                                                         -------

                                                                SHARES    VALUE
                                                               -------   -------
INDUSTRIALS--10.7%
3M Co.                                                           3,869   $   335
Avery Dennison Corp.                                               608        23
Boeing Co. (The)                                                 3,969       264
Caterpillar, Inc.                                                3,420       269
Cintas Corp.                                                       724        20
CSX Corp.                                                        2,059       114
Cummins, Inc.                                                    1,077        97
Danaher Corp.                                                    2,903       118
Deere & Co.                                                      2,299       160
Donnelley (R.R.) & Sons Co.                                      1,136        19
Dover Corp.                                                      1,012        53
Dun & Bradstreet Corp.                                             276        20
Eaton Corp.                                                        909        75
Emerson Electric Co.                                             4,082       215
Equifax, Inc.                                                      697        22
Expeditors International of Washington, Inc.                     1,150        53
Fastenal Co.                                                       799        42
FedEx Corp.                                                      1,706       146
First Solar, Inc.(2)                                               291        43
Flowserve Corp.                                                    308        34
Fluor Corp.                                                        969        48
General Dynamics Corp.                                           2,063       130
General Electric Co.(9)                                         58,008       943
Goodrich Corp.                                                     678        50
Grainger (W.W.), Inc.                                              322        38
Honeywell International, Inc.                                    4,189       184
Illinois Tool Works, Inc.                                        2,731       128
Iron Mountain, Inc.                                              1,112        25
ITT Corp.                                                          994        46
Jacobs Engineering Group, Inc.(2)                                  688        27
L-3 Communications Holdings, Inc.                                  620        45
Lockheed Martin Corp.                                            1,612       115
Masco Corp.                                                      1,957        21
Norfolk Southern Corp.                                           1,999       119
Northrop Grumman Corp.                                           1,595        97
PACCAR, Inc.                                                     1,977        95
Pall Corp.                                                         643        27
Parker Hannifin Corp.                                              873        61
Pitney Bowes, Inc.                                               1,143        24
Precision Castparts Corp.                                          770        98
Quanta Services, Inc.(2)                                         1,162        22
Raytheon Co.                                                     2,029        93
Republic Services, Inc.                                          1,661        51
Robert Half International, Inc.                                    799        21

   For information regarding the footnotes see the Footnote Legend on page 4.

                         PHOENIX EQUITY 500 INDEX SERIES
              (FORMERLY PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                SHARES    VALUE
                                                               -------   -------
INDUSTRIALS--(CONTINUED)
Robinson (C.H.) Worldwide, Inc.                                    899   $    63
Rockwell Automation, Inc.                                          768        47
Rockwell Collins, Inc.                                             852        50
Roper Industries, Inc.                                             510        33
Ryder System, Inc.                                                 289        12
Snap-On, Inc.                                                      314        15
Southwest Airlines Co.                                           4,047        53
Stericycle, Inc.(2)                                                461        32
Textron, Inc.                                                    1,487        31
Tyco International Ltd.                                          2,700        99
Union Pacific Corp.                                              2,699       221
United Parcel Service, Inc. Class B                              5,370       358
United Technologies Corp.                                        5,036       359
Waste Management, Inc.                                           2,590        93
                                                                         -------
                                                                           6,096
                                                                         -------
INFORMATION TECHNOLOGY--18.5%
Adobe Systems, Inc.(2)                                           2,849        74
Advanced Micro Devices, Inc.(2)                                  3,043        22
Agilent Technologies, Inc.(2)                                    1,878        63
Akamai Technologies, Inc.(2)                                       984        49
Altera Corp.                                                     1,666        50
Amphenol Corp. Class A                                             941        46
Analog Devices, Inc.                                             1,616        51
Apple, Inc.(2)                                                   4,955     1,406
Applied Materials, Inc.                                          7,248        85
Autodesk, Inc.(2)                                                1,232        39
Automatic Data Processing, Inc.                                  2,669       112
BMC Software, Inc.(2)                                              968        39
Broadcom Corp. Class A                                           2,430        86
CA, Inc.                                                         2,099        44
Cisco Systems, Inc.(2)                                          30,987       679
Citrix Systems, Inc.(2)                                          1,013        69
Cognizant Technology Solutions Corp. Class A(2)                  1,631       105
Computer Sciences Corp.                                            849        39
Compuware Corp.(2)                                               1,191        10
Corning, Inc.                                                    8,473       155
Dell, Inc.(2)                                                    9,179       119
eBay, Inc.(2)                                                    6,264       153
Electronic Arts, Inc.(2)                                         1,791        29
EMC Corp.(2)                                                    11,141       226
Fidelity National Information Services, Inc.                     1,429        39
Fiserv, Inc.(2)                                                    813        44
FLIR Systems, Inc.(2)                                              873        22

                                                                SHARES    VALUE
                                                               -------   -------
INFORMATION TECHNOLOGY--(CONTINUED)
Google, Inc. Class A(2)                                          1,348   $   709
Harris Corp.                                                       712        32
Hewlett-Packard Co.                                             12,304       518
Intel Corp.                                                     30,210       581
International Business Machines Corp.                            6,843       918
Intuit, Inc.(2)                                                  1,533        67
Jabil Circuit, Inc.                                              1,061        15
JDS Uniphase Corp.(2)                                            1,188        15
Juniper Networks, Inc.(2)                                        2,820        86
KLA-Tencor Corp.                                                   926        33
Lexmark International, Inc. Class A(2)                             432        19
Linear Technology Corp.                                          1,235        38
LSI Corp.(2)                                                     3,444        16
MasterCard, Inc. Class A                                           524       117
McAfee, Inc.(2)                                                    824        39
MEMC Electronic Materials, Inc.(2)                               1,203        14
Microchip Technology, Inc.                                       1,008        32
Micron Technology, Inc.(2)                                       4,595        33
Microsoft Corp.                                                 41,317     1,012
Molex, Inc.                                                        747        16
Monster Worldwide, Inc.(2)                                         723         9
Motorola, Inc.(2)                                               12,663       108
National Semiconductor Corp.                                     1,312        17
NetApp, Inc.(2)                                                  1,936        96
Novell, Inc.(2)                                                  1,907        11
Novellus Systems, Inc.(2)                                          507        13
NVIDIA Corp.(2)                                                  3,114        36
Oracle Corp.                                                    20,998       564
Paychex, Inc.                                                    1,744        48
QLogic Corp.(2)                                                    603        11
QUALCOMM, Inc.                                                   8,709       393
Red Hat, Inc.(2)                                                 1,039        43
SAIC, Inc.(2)                                                    1,592        25
Salesforce.com, Inc.(2)                                            633        71
SanDisk Corp.(2)                                                 1,263        46
Symantec Corp.(2)                                                4,259        65
Tellabs, Inc.                                                    2,110        16
Teradata Corp.(2)                                                  919        35
Teradyne, Inc.(2)                                                1,034        12
Texas Instruments, Inc.                                          6,484       176
Total System Services, Inc.                                        915        14
VeriSign, Inc.(2)                                                  961        30
Visa, Inc. Class A                                               2,696       200
Western Digital Corp.(2)                                         1,243        35

   For information regarding the footnotes see the Footnote Legend on page 4.

                         PHOENIX EQUITY 500 INDEX SERIES
              (FORMERLY PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                SHARES    VALUE
                                                               -------   -------
INFORMATION TECHNOLOGY--(CONTINUED)
Western Union Co. (The)                                          3,581   $    63
Xerox Corp.                                                      7,497        78
Xilinx, Inc.                                                     1,426        38
Yahoo!, Inc.(2)                                                  7,315       104
                                                                         -------
                                                                          10,522
                                                                         -------
MATERIALS--3.6%
Air Products & Chemicals, Inc.                                   1,152        95
Airgas, Inc.                                                       411        28
AK Steel Holding Corp.                                             630         9
Alcoa, Inc.                                                      5,528        67
Allegheny Technologies, Inc.                                       542        25
Ball Corp.                                                         505        30
Bemis Co., Inc.                                                    600        19
CF Industries Holdings, Inc.                                       390        37
Cliffs Natural Resources, Inc.                                     734        47
Dow Chemical Co. (The)                                           6,292       173
Du Pont (E.I.) de Nemours & Co.                                  4,907       219
Eastman Chemical Co.                                               398        29
Ecolab, Inc.                                                     1,265        64
FMC Corp.                                                          400        27
Freeport-McMoRan Copper & Gold, Inc.                             2,552       218
International Flavors & Fragrances, Inc.                           437        21
International Paper Co.                                          2,370        52
MeadWestvaco Corp.                                                 941        23
Monsanto Co.                                                     2,932       140
Newmont Mining Corp.                                             2,671       168
Nucor Corp.                                                      1,711        65
Owens-Illinois, Inc.(2)                                            908        25
Pactiv Corp.(2)                                                    752        25
PPG Industries, Inc.                                               895        65
Praxair, Inc.                                                    1,660       150
Sealed Air Corp.                                                   878        20
Sherwin-Williams Co. (The)                                         489        37
Sigma-Aldrich Corp.                                                657        40
Titanium Metals Corp.(2)                                           484        10
United States Steel Corp.                                          789        35
Vulcan Materials Co.                                               695        26
Weyerhaeuser Co.                                                 2,935        46
                                                                         -------
                                                                           2,035
                                                                         -------
TELECOMMUNICATION SERVICES--3.2%
American Tower Corp. Class A(2)                                  2,176       112
AT&T, Inc.                                                      32,060       917

                                                                SHARES    VALUE
                                                               -------   -------
TELECOMMUNICATION SERVICES--(CONTINUED)
CenturyLink, Inc.                                                1,634   $    64
Frontier Communications Corp.                                    5,362        44
MetroPCS Communications, Inc.(2)                                 1,399        15
Qwest Communications International, Inc.                         9,436        59
Sprint Nextel Corp.(2)                                          16,193        75
Verizon Communications, Inc.                                    15,336       500
Windstream Corp.                                                 2,621        32
                                                                         -------
                                                                           1,818
                                                                         -------
UTILITIES--3.7%
AES Corp. (The)(2)                                               3,618        41
Allegheny Energy, Inc.                                             934        23
Ameren Corp.                                                     1,313        37
American Electric Power Co., Inc.                                2,600        94
CenterPoint Energy, Inc.                                         2,295        36
CMS Energy Corp.                                                 1,267        23
Consolidated Edison, Inc.                                        1,532        74
Constellation Energy Group, Inc.                                 1,111        36
Dominion Resources, Inc.                                         3,196       139
DTE Energy Co.                                                     927        43
Duke Energy Corp.                                                7,154       127
Edison International                                             1,767        61
Entergy Corp.                                                    1,012        77
EQT Corp.                                                          807        29
Exelon Corp.                                                     3,586       153
FirstEnergy Corp.                                                1,653        64
Integrys Energy Group, Inc.                                        423        22
NextEra Energy, Inc.                                             2,255       123
Nicor, Inc.                                                        259        12
NiSource, Inc.                                                   1,529        27
Northeast Utilities                                                954        28
NRG Energy, Inc.(2)                                              1,398        29
ONEOK, Inc.                                                        576        26
Pepco Holdings, Inc.                                             1,230        23
PG&E Corp.                                                       2,119        96
Pinnacle West Capital Corp.                                        597        25
PPL Corp.                                                        2,618        71
Progress Energy, Inc.                                            1,586        70
Public Service Enterprise Group, Inc.                            2,744        91
SCANA Corp.                                                        624        25
Sempra Energy                                                    1,344        72
Southern Co. (The)                                               4,507       168
TECO Energy, Inc.                                                1,178        20
Wisconsin Energy Corp.                                             643        37

   For information regarding the footnotes see the Footnote Legend on page 4.

                         PHOENIX EQUITY 500 INDEX SERIES
              (FORMERLY PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                SHARES    VALUE
                                                               -------   -------
UTILITIES--(CONTINUED)
Xcel Energy, Inc.                                                2,493   $    57
                                                                         -------
                                                                           2,079
TOTAL COMMON STOCKS
(IDENTIFIED COST $45,460)                                                 56,096
                                                                         -------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $45,460)                                                 56,096
                                                                         -------
SHORT-TERM INVESTMENTS--1.4%
MONEY MARKET MUTUAL FUNDS--1.4%
Dreyfus Cash Management Fund - Institutional Shares
   (seven-day effective yield 0.210%)                          804,585       805
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $805)                                                       805
                                                                         -------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $46,265)                                                 56,901(1)
Other Assets and Liabilities--0.0%                                             5
                                                                         -------
NET ASSETS--100.0%                                                       $56,906
                                                                         =======

Abbreviation:

REIT Real Estate Investment Trust

At September 30, 2010, the Series had entered into futures contracts as follows:

                                                Value of      Market       Unrealized
                                   Number of    Contracts    Value of     Appreciation
                 Expiration Date   Contracts   When Opened   Contracts   (Depreciation)
                 ---------------   ---------   -----------   ---------   --------------
S&P 500 E-Mini     December 10          3          $165         $171          $ 6
S&P 500 E-Mini     December 10         12          $683         $682          $(1)
                                                                              ---
                                                                              $ 5
                                                                              ---

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)

                               TOTAL VALUE AT
                                SEPTEMBER 30,      LEVEL 1
                                    2010        QUOTED PRICES
                               --------------   -------------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                   $56,096         $56,096
   Short-Term Investments              805             805
                                   -------         -------
Total Investments                  $56,901         $56,901
                                   =======         =======
Other Financial Instruments:
   Futures Contracts*                    5               5
                                   =======         =======

*    Valued at the unrealized appreciation (depreciation) on the investment.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                        PHOENIX GROWTH AND INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--99.2%
CONSUMER DISCRETIONARY--9.6%
AutoZone, Inc.(2)                                           6,900   $      1,579
Best Buy Co., Inc.                                         40,000          1,633
Comcast Corp. Class A                                      84,000          1,519
Darden Restaurants, Inc.                                   34,000          1,455
McDonald's Corp.                                           20,000          1,490
                                                                    ------------
                                                                           7,676
                                                                    ------------
CONSUMER STAPLES--6.0%
Altria Group, Inc.                                         66,000          1,585
Clorox Co. (The)                                           24,000          1,602
PepsiCo, Inc.                                              24,000          1,595
                                                                    ------------
                                                                           4,782
                                                                    ------------
ENERGY--17.5%
Chesapeake Energy Corp.                                    73,000          1,653
Chevron Corp.                                              20,000          1,621
ConocoPhillips                                             28,000          1,608
El Paso Corp.                                             128,000          1,585
Halliburton Co.                                            53,000          1,753
Massey Energy Co.                                          42,000          1,303
Occidental Petroleum Corp.                                 19,000          1,488
Petroleo Brasileiro SA ADR                                 42,000          1,523
Williams Cos., Inc. (The)                                  77,000          1,471
                                                                    ------------
                                                                          14,005
                                                                    ------------
FINANCIALS--5.7%
Citigroup, Inc.(2)                                        406,000          1,583
Goldman Sachs Group, Inc. (The)                            10,000          1,446
Hudson City Bancorp, Inc.                                 122,000          1,496
                                                                    ------------
                                                                           4,525
                                                                    ------------
HEALTH CARE--8.0%
Biogen Idec, Inc.(2)                                       27,000          1,515
Gilead Sciences, Inc.(2)                                   40,000          1,425
Johnson & Johnson                                          29,000          1,797
UnitedHealth Group, Inc.                                   48,000          1,685
                                                                    ------------
                                                                           6,422
                                                                    ------------

INDUSTRIALS--14.8%
Alaska Air Group, Inc.(2)                                  33,000          1,684
Caterpillar, Inc.                                          24,000          1,888
Continental Airlines, Inc. Class B(2)                      64,000          1,590
DryShips, Inc.(2)                                         306,000          1,472
Foster Wheeler AG(2)                                       65,000          1,590

                                                        SHARES          VALUE
                                                     ------------   ------------
INDUSTRIALS--(CONTINUED)
L-3 Communications Holdings, Inc.                          22,000   $      1,590
Union Pacific Corp.                                        24,000          1,963
                                                                    ------------
                                                                          11,777
                                                                    ------------
INFORMATION TECHNOLOGY--21.1%
Amkor Technology, Inc.(2)                                 241,000          1,583
Cisco Systems, Inc.(2)                                     70,000          1,533
Corning, Inc.                                              87,000          1,590
Hewlett-Packard Co.                                        38,000          1,599
Intel Corp.                                                81,000          1,557
International Business Machines Corp.                      13,000          1,744
Microsoft Corp.                                            61,000          1,494
Nokia Oyj Sponsored ADR                                   133,700          1,341
QUALCOMM, Inc.                                             37,000          1,669
Research In Motion Ltd.(2)                                 27,000          1,315
SanDisk Corp.(2)                                           38,000          1,393
                                                                    ------------
                                                                          16,818
                                                                    ------------
MATERIALS--10.0%
Alcoa, Inc.                                               138,000          1,671
Du Pont (E.I.) de Nemours & Co.                            39,000          1,740
Freeport-McMoRan Copper & Gold, Inc.                       19,000          1,623
Nucor Corp.                                                40,000          1,528
Potash Corp. of Saskatchewan, Inc.                         10,000          1,440
                                                                    ------------
                                                                           8,002
                                                                    ------------
TELECOMMUNICATION SERVICES--4.5%
AT&T, Inc.                                                 56,000          1,602
Verizon Communications, Inc.                               61,000          1,988
                                                                    ------------
                                                                           3,590
                                                                    ------------
UTILITIES--2.0%
Exelon Corp.                                               38,000          1,618
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $65,684)                                                 79,215
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $65,684)                                                 79,215
                                                                    ------------
SHORT-TERM INVESTMENTS--1.0%
MONEY MARKET MUTUAL FUNDS--1.0%
Dreyfus Cash Management Fund -
   Institutional Shares (seven-day
   effective yield 0.210%)                                821,573            822
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $822)                                                       822
                                                                    ------------


   For information regarding the footnotes see the Footnote Legend on page 4.

                        PHOENIX GROWTH AND INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $66,506)                                                 80,037(1)
                                                                    ------------
Other assets and liabilities, net--(0.2)%                                   (155)
                                                                    ------------
NET ASSETS--100.0%                                                  $     79,882
                                                                    ============

Abbreviation:

ADR American Depositary Receipt.

   For information regarding the footnotes see the Footnote Legend on page 4.

                        PHOENIX GROWTH AND INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10 +
----------------------------------
United States(includes short-term
   investments)                       89%
Canada                                 3
Bermuda                                2
Brazil                                 2
Finland                                2
Greece                                 2
                                     ---
Total                                100%
                                     ===

+    % of total investments as of September 30, 2010

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                              TOTAL VALUE   LEVEL 1
                             AT SEPTEMBER    QUOTED
($ reported in thousands)      30, 2010      PRICES
                             ------------   -------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                $79,215     $79,215
   Short-Term Investments           822         822
                                -------     -------
Total Investments               $80,037     $80,037
                                =======     =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                          PHOENIX MID-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--100.1%
CONSUMER DISCRETIONARY--18.4%
Bed Bath & Beyond, Inc.(2)                                 12,300   $        534
BorgWarner, Inc.(2)                                         3,500            184
Coach, Inc.                                                11,000            473
Crew (J.) Group, Inc.(2)                                   10,000            336
DeVry, Inc.                                                 8,900            438
Dick's Sporting Goods, Inc.(2)                              7,500            210
Discovery Communications, Inc. Class A(2)                  10,000            436
Dollar Tree, Inc.(2)                                       14,250            695
Gentex Corp.                                               15,000            293
Hasbro, Inc.                                                8,500            378
Hyatt Hotels Corp. Class A(2)                               7,500            280
Jo-Ann Stores, Inc.(2)                                      8,250            368
NetFlix, Inc.(2)                                            1,800            292
Nordstrom, Inc.                                            13,700            510
Phillips-Van Heusen Corp.                                   6,000            361
Ross Stores, Inc.                                          12,000            655
Scripps Networks Interactive, Inc. Class A                  9,000            428
Strayer Education, Inc.                                     2,800            489
Urban Outfitters, Inc.(2)                                  21,000            660
Williams-Sonoma, Inc.                                      14,200            450
WMS Industries, Inc.(2)                                    18,500            704
                                                                    ------------
                                                                           9,174
                                                                    ------------
CONSUMER STAPLES--2.4%
Church & Dwight Co., Inc.                                   7,700            500
Mead Johnson Nutrition Co.                                 12,300            700
                                                                    ------------
                                                                           1,200
                                                                    ------------
ENERGY--6.6%
Cameron International Corp.(2)                              7,500            322
CARBO Ceramics, Inc.                                        9,000            729
Concho Resources, Inc.(2)                                  13,500            894
Core Laboratories N.V                                       8,800            775
Whiting Petroleum Corp.(2)                                  6,000            573
                                                                    ------------
                                                                           3,293
                                                                    ------------
FINANCIALS--5.3%
Affiliated Managers Group, Inc.(2)                          7,000            546
IntercontinentalExchange, Inc.(2)                           5,000            523
Jones Lang LaSalle, Inc.                                    7,500            647
MSCI, Inc. Class A(2)                                      18,000            598
SEI Investments Co.                                        16,500            336
                                                                    ------------
                                                                           2,650
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
HEALTH CARE--14.0%
Alexion Pharmaceuticals, Inc.(2)                           12,500   $        805
Catalyst Health Solutions, Inc.(2)                          5,500            194
Cerner Corp.(2)                                             7,000            588
Edwards Lifesciences Corp.(2)                               9,000            604
Express Scripts, Inc.(2)                                   14,000            682
HMS Holdings Corp.(2)                                      10,000            589
Human Genome Sciences, Inc.(2)                             12,500            372
Intuitive Surgical, Inc.(2)                                 1,400            397
NuVasive, Inc.(2)                                          16,500            580
Perrigo Co.                                                 6,000            385
Quality Systems, Inc.                                       3,500            232
ResMed, Inc.(2)                                            10,000            328
Salix Pharmaceuticals Ltd.(2)                              13,000            516
Volcano Corp.(2)                                           19,000            494
Watson Pharmaceuticals, Inc.(2)                             5,600            237
                                                                    ------------
                                                                           7,003
                                                                    ------------
INDUSTRIALS--18.7%
Ametek, Inc.                                               12,000            573
BE Aerospace, Inc.(2)                                      10,000            303
Cummins, Inc.                                               6,500            589
Danaher Corp.                                              15,600            634
Fastenal Co.                                               15,000            798
Flowserve Corp.                                             4,000            438
Grainger (W.W.), Inc.                                       4,500            536
Hunt (J.B.) Transport Services, Inc.                       15,000            520
Pall Corp.                                                 10,000            416
Precision Castparts Corp.                                   5,250            669
Robinson (C.H.) Worldwide, Inc.                            12,500            874
Rockwell Collins, Inc.                                      8,500            495
Roper Industries, Inc.                                      9,500            619
Sensata Technologies Holding N.V.(2)                       17,500            346
Stericycle, Inc.(2)                                        15,000          1,042
Verisk Analytics, Inc. Class A(2)                          16,500            462
                                                                    ------------
                                                                           9,314
                                                                    ------------
INFORMATION TECHNOLOGY--28.2%
Alliance Data Systems Corp.(2)                              5,500            359
Amphenol Corp. Class A                                     11,000            539
Analog Devices, Inc.                                       15,000            471
ANSYS, Inc.(2)                                             15,000            634
Avago Technologies Ltd.(2)                                 26,000            585
Citrix Systems, Inc.(2)                                     9,000            614
Cognizant Technology Solutions Corp. Class A(2)            12,500            806

   For information regarding the footnotes see the Footnote Legend on page 4.

                          PHOENIX MID-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
INFORMATION TECHNOLOGY--(CONTINUED)
Dolby Laboratories, Inc. Class A(2)                        11,000   $        625
Equinix, Inc.(2)                                            5,600            573
F5 Networks, Inc.(2)                                        7,750            804
GSI Commerce, Inc.(2)                                      12,500            309
Informatica Corp.(2)                                       19,000            730
Intuit, Inc.(2)                                             6,500            285
Juniper Networks, Inc.(2)                                  10,000            303
Marvell Technology Group Ltd.(2)                           28,300            496
Microchip Technology, Inc.                                 19,000            598
MICROS Systems, Inc.(2)                                    11,000            466
National Instruments Corp.                                 16,000            523
NetApp, Inc.(2)                                            12,500            622
Polycom, Inc.(2)                                            9,000            245
Rackspace Hosting, Inc.(2)                                 10,000            260
ReaID, Inc.(2)                                              7,000            129
Rovi Corp.(2)                                              15,000            756
Salesforce.com, Inc.(2)                                     4,750            531
Sapient Corp.(2)                                           10,500            126
Silicon Laboratories, Inc.(2)                              10,700            392
Trimble Navigation Ltd.(2)                                 18,500            648
Varian Semiconductor Equipment Associates, Inc.(2)         13,500            388
VeriFone Holdings, Inc.(2)                                  8,500            264
                                                                    ------------
                                                                          14,081
                                                                    ------------
MATERIALS--1.9%
Cliffs Natural Resources, Inc.                              4,500            287
Nalco Holding Co.                                          13,000            328
Sigma-Aldrich Corp.                                         5,000            302
                                                                    ------------
                                                                             917
                                                                    ------------
TELECOMMUNICATION SERVICES--4.6%
American Tower Corp. Class A(2)                            11,500            589
NII Holdings, Inc.(2)                                      15,000            617
SBA Communications Corp. Class A(2)                        27,000          1,088
                                                                    ------------
                                                                           2,294
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $37,301)                                                 49,926
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--100.1%
(IDENTIFIED COST $37,301)                                                 49,926
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
SHORT-TERM INVESTMENTS--0.0%
MONEY MARKET MUTUAL FUNDS--0.0%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.210%)                   37   $         --(7)
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $0)                                                          --(7)
                                                                    ------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $37,301)                                                 49,926(1)
Other assets and liabilities, net--(0.1)%                                    (30)
                                                                    ------------
NET ASSETS--100.0%                                                  $     49,896
                                                                    ============

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                             TOTAL VALUE AT
                                SEPTEMBER        LEVEL 1
($ reported in thousands)       30, 2010      QUOTED PRICES
                             --------------   -------------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                $49,926          $49,926
   Short-Term Investments           --(a)            --(a)
                                -------          -------
Total Investments               $49,926          $49,926
                                =======          =======


There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

(a)  Amounts less than $500.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                          PHOENIX MID-CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                            SHARES     VALUE
                                                           -------   --------
COMMON STOCKS--99.6%
CONSUMER DISCRETIONARY--12.4%
BorgWarner, Inc.(2)                                         49,100     $2,584
Brinker International, Inc.                                 43,300        817
Gentex Corp.                                               113,700      2,218
Lear Corp.(2)                                               27,600      2,178
PetSmart, Inc.                                              32,200      1,127
Signet Jewelers Ltd.(2)                                     69,200      2,196
Tupperware Brands Corp.                                     48,400      2,215
                                                                     --------
                                                                       13,335
                                                                     --------
CONSUMER STAPLES--6.1%
BJ's Wholesale Club, Inc.(2)                                46,200      1,917
Dr. Pepper Snapple Group, Inc.                              28,200      1,002
Molson Coors Brewing Co. Class B                            34,300      1,620
Smucker (J.M.) Co. (The)                                    34,000      2,058
                                                                     --------
                                                                        6,597
                                                                     --------
ENERGY--6.4%
Cabot Oil & Gas Corp.                                       65,900      1,984
Plains Exploration & Production Co.(2)                      99,000      2,640
Rowan Cos., Inc.(2)                                         73,800      2,241
                                                                     --------
                                                                        6,865
                                                                     --------
FINANCIALS--23.8%
Aspen Insurance Holdings Ltd.                               73,900      2,238
AXIS Capital Holdings Ltd.                                  69,400      2,286
Commerce Bancshares, Inc.                                   56,240      2,114
East West Bancorp, Inc.                                    130,800      2,129
Eaton Vance Corp.                                           69,600      2,021
Equity Lifestyle Properties, Inc.                           21,200      1,155
First Financial Bancorp                                     64,700      1,079
First Niagara Financial Group, Inc.                         90,700      1,057
HCC Insurance Holdings, Inc.                                81,900      2,137
Healthcare Realty Trust, Inc.                               46,600      1,090
Hudson City Bancorp, Inc.                                  166,000      2,035
Lazard Ltd. Class A                                         71,000      2,491
Nara Bancorp, Inc.(2)                                       71,700        506
Safety Insurance Group, Inc.                                26,200      1,101
Transatlantic Holdings, Inc.                                21,600      1,098
Willis Group Holdings plc                                   35,600      1,097
                                                                     --------
                                                                       25,634
                                                                     --------
HEALTH CARE--10.5%
Beckman Coulter, Inc.                                       45,800      2,235

                                                            SHARES     VALUE
                                                           -------   --------
HEALTH CARE--(CONTINUED)
CareFusion Corp.(2)                                         88,400   $  2,196
DENTSPLY International, Inc.                                61,900      1,979
Laboratory Corp. of America Holdings(2)                     29,100      2,282
Natus Medical, Inc.(2)                                      40,300        587
Universal Health Services, Inc. Class B                     51,600      2,005
                                                                     --------
                                                                       11,284
                                                                     --------
INDUSTRIALS--12.2%
AGCO Corp.(2)                                               62,900      2,454
Alexander & Baldwin, Inc.                                   47,400      1,651
Alliant Techsystems, Inc.(2)                                15,200      1,146
Gardner Denver, Inc.                                        42,300      2,271
Navistar International Corp.(2)                             50,900      2,221
Timken Co. (The)                                            32,000      1,228
URS Corp.(2)                                                57,100      2,169
                                                                     --------
                                                                       13,140
                                                                     --------
INFORMATION TECHNOLOGY--12.3%
Altera Corp.                                                37,000      1,116
Amphenol Corp. Class A                                      24,400      1,195
CACI International, Inc. Class A(2)                         33,000      1,494
CommScope, Inc.(2)                                          96,200      2,284
McAfee, Inc.(2)                                             22,500      1,063
Quest Software, Inc.(2)                                     88,800      2,184
STEC, Inc.(2)                                              134,500      1,674
Western Digital Corp.(2)                                    76,400      2,169
                                                                     --------
                                                                       13,179
                                                                     --------
MATERIALS--10.7%
Airgas, Inc.                                                16,700      1,135
Albemarle Corp.                                             48,700      2,280
Aptargroup, Inc.                                            50,700      2,315
Cliffs Natural Resources, Inc.                              18,300      1,170
Eastman Chemical Co.                                        34,600      2,560
Packaging Corp. of America                                  44,400      1,029
Temple-Inland, Inc.                                         55,000      1,026
                                                                     --------
                                                                       11,515
                                                                     --------
UTILITIES--5.2%
DPL, Inc.                                                   83,700      2,187
DTE Energy Co.                                              23,800      1,093
Wisconsin Energy Corp.                                      40,900      2,364
                                                                     --------
                                                                        5,644
                                                                     --------
TOTAL COMMON STOCKS
(IDENTIFIED COST $87,368)                                             107,193
                                                                     --------

   For information regarding the footnotes see the Footnote Legend on page 4.

                          PHOENIX MID-CAP VALUE SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                            SHARES     VALUE
                                                           -------   --------

TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $87,368)                                             107,193
                                                                     --------
SHORT-TERM INVESTMENTS--0.4%
MONEY MARKET MUTUAL FUNDS--0.4%
Dreyfus Cash Management Fund - Institutional Shares
   (seven-day effective yield 0.210%)                      401,240   $    401
                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $401)                                                    401
                                                                     --------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $87,769)                                             107,594(1)
Other Assets and Liabilities--0.0%                                        (44)
                                                                     --------
NET ASSETS--100.0%                                                   $107,550
                                                                     ========

   For information regarding the footnotes see the Footnote Legend on page 4.

                          PHOENIX MID-CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/101+
----------------------------------
United States (includes
   short-term investments)            91%
Bermuda                                7
United Kingdom                         2
                                     ---
Total                                100%
                                     ---

+    % of total investments as of September 30, 2010

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                             TOTAL VALUE AT
                              SEPTEMBER 30,      LEVEL 1
($ reported in thousands)         2010        QUOTED PRICES
                             --------------   -------------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                $107,193         $107,193
   Short-term Investments            401              401
                                --------         --------
Total Investments               $107,594         $107,594
                                ========         ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE          VALUE
                                                     -----------     ------------
MUNICIPAL BONDS--1.4%
CALIFORNIA--0.9%
Alameda Corridor Transportation Authority Taxable
   Series 99 - C, (NATL Insured) 6.600%, 10/1/29     $     1,750     $      1,705
                                                                     ------------
KENTUCKY--0.2%
State of Kentucky General Fund Taxable 3.165%,
   4/1/18                                                    460              465
                                                                     ------------
MICHIGAN--0.1%
Tobacco Settlement Finance Authority Taxable Series
   06-A, 7.309%, 6/1/34                                      220              175
                                                                     ------------
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable Series
   07-A1, 6.706%, 6/1/46                                     580              402
                                                                     ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,932)                                                    2,747
                                                                     ------------
FOREIGN GOVERNMENT SECURITIES--11.2%
Bolivarian Republic of Venezuela
   8.500%, 10/8/14                                           600              507
   RegS 5.750%, 2/26/16(5)                                   525              367
   9.250%, 9/15/27                                           945              697
   9.375%, 1/13/34                                           850              582
Commonwealth of Australia Series 123, 5.750%,
   4/15/12                                                 1,888 AUD        1,851
Commonwealth of Canada
   2.750%, 12/1/10                                         3,233 CAD        3,151
   2.000%, 9/1/12                                            505 CAD          497
Commonwealth of New Zealand Series 1111, 6.000%,
   11/15/11                                                1,365 NZD        1,029
Federative Republic of Brazil 10.250%, 1/10/28             4,410 BRL        2,923
Kingdom of Norway Series 469 6.000%, 5/16/11               2,620 NOK          455
Kingdom of Sweden Series 1045, 5.250%, 3/15/11             3,085 SEK          466
Republic of Argentina
   PIK Interest Capitalization 8.280%, 12/31/33            2,570            2,150
   Series GDP 3.169%, 12/15/35(3)                          5,490              683
Republic of Colombia
   12.000%, 10/22/15                                     985,000 COP          720
   6.125%, 1/18/41                                         1,000            1,150
Republic of Indonesia
   Series FR-23, 11.000%, 12/15/12                     2,790,000 IDR          340

                                                      PAR VALUE          VALUE
                                                     -----------     ------------
   Series FR-30, 10.750%, 5/15/16                      5,250,000 IDR $        681
Republic of Korea Series 1112, 4.750%, 12/10/11        1,470,000 KRW        1,316
Republic of Lithuania 144A 7.375%, 2/11/20 (4)        $      350              391
Republic of Poland
   Series 0414, 5.750%, 4/25/14                            1,470 PLZ          518
   3.875%, 7/16/15                                           150              156
Republic of South Africa Series R-201 8.750%,
   12/21/14                                                4,525 ZAR          684
Republic of Turkey 0.000%, 2/2/11                          1,450 TRY          978
Republic of Ukraine RegS 6.580%, 11/21/16 (5)                240              237
                                                                     ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $19,239)                                                  22,529
                                                                     ------------
MORTGAGE-BACKED SECURITIES--14.1%
NON-AGENCY--14.1%
American Tower Trust 07-1A, C 144A 5.615%, 4/15/37
   (4)                                                       500              533
Bear Stearns Commercial Mortgage Securities, Inc.
   06-PW12, A4 5.907%, 9/11/38(3)                            545              608
   06-PW12, AM 5.946%, 9/11/38(3)                            650              648
   06-PW14, A4 5.201%, 12/11/38                              650              686
   05-PW10, A4 5.405%, 12/11/40                            1,750            1,901
   07-T28, A4 5.742%, 9/11/42                                700              777
   05-T20, A4A 5.296%, 10/12/42(3)                           475              525
   07-PW18, AM 6.084%, 6/13/50                             1,475            1,347
Citigroup/Deutsche Bank Commercial Mortgage Trust
   07-CD4, A4 5.322%, 12/11/49                               725              751
Credit Suisse Mortgage Capital Certificates 06-C1,
   A3 5.711%, 2/15/39 (3)                                  1,250            1,339
GE Capital Commercial Mortgage Corp. 03-C1, C
   4.975%, 1/10/38                                           450              473
GMAC Commercial Mortgage Securities, Inc. 04-C2, A3
   5.134%, 8/10/38                                           850              907
Goldman Sachs Mortgage Securities Trust 07-GG10, A4
   6.002%, 8/10/45 (3)                                     1,090            1,139
JPMorgan Chase Commercial Mortgage Securities Corp.
   06-CB17, AM 5.464%, 12/12/43                              500              475
   05-LDP5, AM 5.405%, 12/15/44(3)                           980              996
   06-LDP7, AM 6.062%, 4/15/45(3)                            465              462
   06-LDP7, A4 6.062%, 4/15/45(3)                            623              691
   06-LDP9, A3 5.336%, 5/15/47                               850              884
   07-LD12, A4 5.882%, 2/15/51                             1,000            1,049

   For information regarding the footnotes see the Footnote Legend on page 4.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE         VALUE
                                                      -----------    ------------
NON-AGENCY--(CONTINUED)
Lehman Brothers - UBS Commercial Mortgage Trust
   06-C6, A4 5.372%, 9/15/39                          $       500    $        544
   07-C2, H 144A 6.212%, 2/15/40(3)(4)                      1,400             160
   05-C3, AM 4.794%, 7/15/40                                  600             603
   07-C6, A4 5.858%, 7/15/40                                  300             313
   07-C7, A3 5.866%, 9/15/45                                  600             635
Lehman Brothers Commercial Conduit Mortgage Trust
   07-C3, A4 6.152%, 7/15/44 (3)                              400             421
Merrill Lynch-Countrywide Commercial Mortgage Trust
   06-4, A3 5.172%, 12/12/49                                1,100           1,139
Morgan Stanley Capital I
   05-HQ5, A3 5.007%, 1/14/42                                 838             862
   06-IQ12, A4 5.332%, 12/15/43                             1,300           1,416
   07-IQ14, A4 5.692%, 4/15/49                                880             914
Residential Accredit Loans, Inc. 02-QS12, B1
   6.250%, 9/25/32                                            484              98
Timberstar Trust 06-1A, A 144A 5.668%, 10/15/36 (4)         1,275           1,423
Wachovia Bank Commercial Mortgage Trust
   04-C12, A4 5.484%, 7/15/41(3)                              825             898
   07-C30, A5 5.342%, 12/15/43                                770             756
   07-C33, A4 6.102%, 2/15/51(3)                            1,000           1,044
Washington Mutual Mortgage Pass Through
   Certificates 05-AR10, 1A2 2.771%, 9/25/35 (3)              670             604
Wells Fargo Mortgage Backed Securities Trust 07-16,
   1A7 6.000%, 12/28/37                                       532             464
                                                                     ------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $25,757)                                                  28,485
                                                                     ------------
ASSET-BACKED SECURITIES--2.5%
Bombardier Capital Mortgage Securitization Corp.
   99-A, A3 5.980%, 1/15/18                                   711             647
Carmax Auto Owner Trust 07-2, B 5.370%, 3/15/13               600             614
Conseco Finance Securitizations Corp. 01-3, A4
   6.910%, 5/1/33                                           1,049           1,104
Dunkin Securitization/DB Master Finance LLC 06-1,
   M1 144A 8.285%, 6/20/31 (4)                              1,100           1,085
FMAC Loan Receivables Trust 98-CA, A2 144A 6.660%,
   9/15/20 (4)                                                  1               1
Harley-Davidson Motorcycle Trust 07-2, C 5.410%,
   8/15/15                                                    550             572

                                                       PAR VALUE         VALUE
                                                      -----------    ------------
IHOP Franchising LLC 07-3A 144A 7.059%, 12/20/37
   (4)                                                $       700    $        698
Popular ABS Mortgage Pass Through Trust 05-5, AF3
   5.086%, 11/25/35 (3)                                       353             350
                                                                     ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,899)                                                    5,071
                                                                     ------------
CORPORATE BONDS--54.3%
CONSUMER DISCRETIONARY--3.4%
Advance Auto Parts, Inc. 5.750%, 5/1/20                       195             210
American Axle & Manufacturing Holdings, Inc. 144A
   9.250%, 1/15/17 (4)                                        300             330
Cengage Learning Acquisitions, Inc. 144A 10.500%,
   1/15/15 (4)                                                350             350
DigitalGlobe, Inc. 10.500%, 5/1/14                            100             112
Eastman Kodak Co. 7.250%, 11/15/13                             54              52
Harrah's Operating Co., Inc. 144A 12.750%, 4/15/18
   (4)                                                         80              75
International Game Technology
   7.500%, 6/15/19                                            140             166
   5.500%, 6/15/20                                            125             134
Landry's Holdings, Inc. 144A 11.500%, 6/1/14 (4)              275             257
Landry's Restaurants, Inc. 144A 11.625%, 12/1/15
   (4)                                                         80              85
Mediacom LLC / Mediacom Capital Corp. 9.125%,
   8/15/19                                                    250             260
MGM Resorts International, Inc.
   7.625%, 1/15/17                                            350             297
   11.125%, 11/15/17                                          275             315
Mobile Mini, Inc. 6.875%, 5/1/15                              250             246
Pokagon Gaming Authority 144A 10.375%, 6/15/14 (4)            117             123
QVC, Inc. 144A 7.500%, 10/1/19 (4)                            530             556
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13                1,250           1,322
Scientific Games International, Inc. 9.250%,
   6/15/19                                                    230             245
Seminole Hard Rock Entertainment, Inc. / Seminole
   Hard Rock International LLC 144A 2.792%, 3/15/14
   (3)(4)                                                     125             110
Seneca Gaming Corp. Series B 7.250%, 5/1/12                    20              20
Toys R US Property Co., LLC 144A 8.500%, 12/1/17
   (4)                                                        400             425
TRW Automotive, Inc. 144A 8.875%, 12/1/17 (4)                  80              88

   For information regarding the footnotes see the Footnote Legend on page 4.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE         VALUE
                                                      -----------    ------------
CONSUMER DISCRETIONARY--(CONTINUED)
Universal City Development Partners Ltd. /
   Universal City Development Partners Finance,
   Inc.
   8.875%, 11/15/15                                   $        45    $         47
   10.875%, 11/15/16                                          150             163
Videotron Ltee
   6.375%, 12/15/15                                           300             308
   9.125%, 4/15/18                                             83              94
Wyndham Worldwide Corp. 7.375%, 3/1/20                        395             423
                                                                     ------------
                                                                            6,813
                                                                     ------------
CONSUMER STAPLES--2.4%
BAT International Finance plc 144A 9.500%, 11/15/18
   (4)                                                        180             245
BFF International Ltd. 144A 7.250%, 1/28/20 (4)               100             108
Bunge Ltd. Finance Corp. 8.500%, 6/15/19                      250             302
Constellation Brands, Inc. 8.375%, 12/15/14                   280             310
Dean Holding Co. 6.900%, 10/15/17                              50              47
Michael Foods, Inc. 144A 9.750%, 7/15/18 (4)                  225             242
Reynolds American, Inc.
   7.300%, 7/15/15                                            750             872
   7.625%, 6/1/16                                             600             704
Rite Aid Corp. 144A 8.000%, 8/15/20 (4)                       110             112
SABMiller plc 144A 6.625%, 8/15/33 (4)                         75              89
Tyson Foods, Inc.
   10.500%, 3/1/14                                             60              73
   7.350%, 4/1/16                                             325             361
UST, Inc. 5.750%, 3/1/18                                      500             540
Yankee Acquisition Corp. Series B, 9.750%, 2/15/17            815             852
                                                                     ------------
                                                                            4,857
                                                                     ------------
ENERGY--6.7%
Anadarko Petroleum Corp. 6.375%, 9/15/17                      470             518
Antero Resources Finance Corp. 9.375%, 12/1/17                250             267
Cloud Peak Energy Resources LLC / Cloud Peak Energy
   Finance Corp. 8.250%, 12/15/17                              80              85
Coffeyville Resources LLC / Coffeyville Finance,
   Inc. 144A 10.875%, 4/1/17 (4)                              500             530
Empresa Nacional del Petroleo 144A 5.250%, 8/10/20
   (4)                                                        185             190
Energy Transfer Equity LP 7.500%, 10/15/20                     70              74

                                                       PAR VALUE         VALUE
                                                      -----------    ------------
ENERGY--(CONTINUED)
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16
   (4)                                                $       630    $        603
Gazprom International SA 144A 7.201%, 2/1/20 (4)              580             627
Gazprom OAO (Gaz Capital SA)
   144A 6.212%, 11/22/16(4)                                 1,530           1,626
   144A 8.146%, 4/11/18(4)                                    145             170
   144A 6.510%, 3/7/22(4)                                     520             553
Helix Energy Solutions Group, Inc. 144A 9.500%,
   1/15/16 (4)                                                400             407
Kern River Funding Corp. 144A 4.893%, 4/30/18 (4)              62              66
OPTI Canada, Inc. 7.875%, 12/15/14                            400             303
Petrohawk Energy Corp. 10.500%, 8/1/14                        875             995
Petroleos de Venezuela SA 5.250%, 4/12/17                   1,500             874
Pioneer Drilling Co. 144A 9.875%, 3/15/18 (4)                 110             113
Pride International, Inc. 8.500%, 6/15/19                     525             609
Rowan Cos., Inc. 5.000%, 9/1/17                               445             460
Swift Energy Co. 8.875%, 1/15/20                              500             523
TengizChevroil Finance Co. S.A.R.L. 144A 6.124%,
   11/15/14 (4)                                               643             680
Transocean, Inc.
   6.500%, 11/15/20                                           625             681
   Series C, 1.500%, 12/15/37                                 500             478
Valero Energy Corp. 4.500%, 2/1/15                             75              80
Venoco, Inc. 11.500%, 10/1/17                                 400             425
Weatherford International Ltd. 9.625%, 3/1/19                 567             740
Western Refining, Inc. 144A 11.250%, 6/15/17 (4)              900             850
                                                                     ------------
                                                                           13,527
                                                                     ------------
FINANCIALS--26.9%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A 8.200%,
   6/25/12 (4)                                                250             265
AFLAC, Inc. 8.500%, 5/15/19                                   350             445
Agile Property Holdings Ltd. 144A 10.000%, 11/14/16
   (4)                                                        100             110
Alfa Invest Ltd. 144A 9.250%, 6/24/13 (4)                     575             620
Allstate Corp. 6.125%, 5/15/37(3)                           1,250           1,162
Ally Financial, Inc. 6.875%, 9/15/11                          628             651
American General Finance Corp. 5.400%, 12/1/15                650             526
Americo Life, Inc. 144A 7.875%, 5/1/13 (4)                    200             224
AmSouth Bank N.A. Series AI 4.850%, 4/1/13                    600             604
AON Corp. 5.000%, 9/30/20                                     345             352
Assurant, Inc. 6.750%, 2/15/34                                 75              78
Atlantic Finance Ltd. 144A 9.750%, 5/27/14 (4)                650             710

   For information regarding the footnotes see the Footnote Legend on page 4.

                    Phoenix Multi-Sector Fixed Income Series
                       SCHEDULE OF INVESTMENTS (Continued)
                         SEPTEMBER 30, 2010 (Unaudited)

($ Reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
FINANCIALS--(CONTINUED)
Banco Bilbao Vizcaya Argentaria S.A. International
   Preferred S.A. Unipersonal 5.919%, 12/31/49(3)    $        300   $        259
Banco Bradesco SA 144A 5.900%, 1/16/21 (4)                    600            609
Banco do Brasil SA 144A 8.500%, 10/29/49 (4)                  200            235
Banco Santander SA 144A 4.500%, 4/6/15 (4)                    300            308
Banco Votorantim SA 144A 7.375%, 1/21/20 (4)                  450            479
Bank of America Corp.
   5.420%, 3/15/17                                            600            614
   8.000%, 12/29/49(3)                                        625            645
Bank of America Corp. Capital Trust XI 6.625%,
   5/23/36                                                    525            549
Barclays Bank plc
   144A 6.050%, 12/4/17(3)(4)                                 435            472
   144A 5.926%, 9/29/49(3)(4)                                 500            468
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18            1,250          1,523
Berkley (W.R.) Corp. 5.875%, 2/15/13                           75             80
Blackstone Holdings Finance Co., LLC 144A 6.625%,
   8/15/19 (4)                                                340            361
Capital One Capital VI 8.875%, 5/15/40                        400            420
Capital One Financial Corp. 6.150%, 9/1/16                    500            548
Chubb Corp. 6.375%, 3/29/67(3)                              1,250          1,231
CIT Group, Inc. 7.000%, 5/1/13                                500            505
Citigroup, Inc.
   4.875%, 5/7/15                                           1,520          1,577
   5.500%, 2/15/17                                            455            470
City National Corp. 5.250%, 9/15/20                           425            433
Comerica Capital Trust II 6.576%, 2/20/37(3)                  610            610
Discover Bank 7.000%, 4/15/20                                 550            598
DuPont Fabros Technology LP 8.500%, 12/15/17                  550            593
Farmers Insurance Exchange 144A 8.625%, 5/1/24 (4)             75             87
Fidelity National Financial Sevices, Inc. 6.600%,
   5/15/17                                                    600            619
Fifth Third Bancorp 4.500%, 6/1/18                            200            198
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)               500            477
First Niagara Financial Group, Inc. 6.750%,
   3/19/20                                                    375            414
First Tennessee Bank N.A. 5.050%, 1/15/15                     350            347
First Tennessee Capital I Series A, 8.070%, 1/6/27            525            504
Ford Motor Credit Co., LLC
   8.000%, 6/1/14                                             635            695
   6.625%, 8/15/17                                            205            219

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
FINANCIALS--(CONTINUED)
   8.125%, 1/15/20                                   $        200   $        230
Genworth Financial, Inc.
   5.750%, 6/15/14                                            375            388
   6.515%, 5/22/18                                            400            408
Glen Meadow Pass Through Trust 144A 6.505%,
   2/12/67 (3)(4)                                             840            672
Glencore Funding LLC 144A 6.000%, 4/15/14 (4)               1,150          1,193
GMAC LLC
    7.250%, 3/2/11                                            791            809
    6.000%, 12/15/11                                          633            653
Goldman Sachs Group, Inc. (The)
    5.950%, 1/18/18                                           480            527
    7.500%, 2/15/19                                           320            381
    5.375%, 3/15/20                                           400            422
HBOs plc 144A 6.750%, 5/21/18 (4)                             200            201
Health Care REIT, Inc. 5.875%, 5/15/15                        775            851
Hertz Corp. (The) 10.500%, 1/1/16                             150            160
Hudson United Bank 7.000%, 5/15/12                             80             85
Huntington National Bank (The) 6.600%, 6/15/18                250            257
Hyundai Capital Services, Inc. 144A 6.000%,
   5/5/15 (4)                                                 200            218
ICICI Bank Ltd. 144A 6.375%, 4/30/22 (3)(4)                   625            628
International Lease Finance Corp. 4.750%, 1/13/12             300            302
JPMorgan Chase & Co. Series 1, 7.900%,
   12/31/49 (3)                                               429            460
Kazkommerts Bank International BV
    RegS 8.500%, 4/16/13(5)                                   500            496
    RegS 8.000%, 11/3/15(5)                                 1,000            942
Kimco Realty Corp. 6.875%, 10/1/19                            300            349
Kingsway America, Inc. 7.500%, 2/1/14                         125            119
Liberty Mutual Group, Inc.
    144A 5.750%, 3/15/14(4)                                   200            210
    144A 7.000%, 3/15/34(4)                                   150            143
Liberty Mutual Insurance Co. 144A 8.500%,
   5/15/25 (4)                                                 25             30
Lincoln National Corp.
    8.750%, 7/1/19                                            285            367
    6.050%, 4/20/67(3)                                        325            287
Lloyds Banking Group Capital No.1 plc 144A 7.875%,
   11/1/20 (4)                                                400            394
Lloyds TSB Bank plc 144A 6.500%, 9/14/20 (4)                  600            606

   For information regarding the footnotes see the Footnote Legend on page 4.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ Reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
FINANCIALS--(CONTINUED)
Lukoil International Finance BV 144A 7.250%,
   11/5/19 (4)                                       $        300   $        327
Markel Corp. 6.800%, 2/15/13                                  175            188
Morgan Stanley
   6.000%, 5/13/14                                            265            291
   5.750%, 10/18/16                                           280            303
   144A 10.090%, 5/3/17(4)                                  1,000BRL         565
New York Life Insurance Co. 144A 5.875%,
   5/15/33 (4)                                                100            111
NYMAGIC, Inc. 6.500%, 3/15/14                                 150            135
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
   5.670%, 3/5/14 (4)                                         610            638
One Beacon U.S. Holdings 5.875%, 5/15/13                      175            184
OneAmerica Financial Partners, Inc. 144A 7.000%,
   10/15/33 (4)                                               175            164
Petroplus Finance Ltd. 144A 6.750%, 5/1/14 (4)                500            460
Pinnacle Foods Finance LLC / Pinnacle Foods
   Finance Corp. 144A 9.250%, 4/1/15 (4)                       75             78
PNC Financial Services Group, Inc. 8.250%,
   5/29/49(3)                                                 650            690
PNC Funding Corp. 5.625%, 2/1/17                              500            546
Principal Financial Group, Inc. 8.875%, 5/15/19             1,150          1,514
Progressive Corp. (The) 6.250%, 12/1/32                        75             81
ProLogis
   6.625%, 5/15/18                                            275            271
   6.875%, 3/15/20                                            525            516
Prudential Financial, Inc.
   5.375%, 6/21/20                                            140            151
   8.875%, 6/15/38(3)                                         485            541
Regions Financial Corp.
   7.750%, 11/10/14                                           200            217
   5.750%, 6/15/15                                            180            183
Resona Bank Ltd. 144A 5.850%, 9/29/49 (3)(4)                1,250          1,247
Royal Bank of Scotland Group plc (The) 7.648%,
   8/29/49(3)                                                 450            433
Royal Bank of Scotland plc (The)
   4.875%, 3/16/15                                            285            300
   5.625%, 8/24/20                                            750            786
Russian Agricultural Bank OJSC (RSHB Capital SA)
   144A 9.000%, 6/11/14(4)                                    120            138
   144A 6.299%, 5/15/17(4)                                    615            641
SLM Corp.

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
FINANCIALS--(CONTINUED)
   5.450%, 4/25/11                                   $        250   $        252
   3.268%, 1/31/14(3)(7)                                       50             43
   5.375%, 5/15/14                                            200            195
   8.450%, 6/15/18                                            950            960
Societe Generale 144A 5.922%, 4/29/49 (3)(4)                  550            521
Sovereign Bank 8.750%, 5/30/18                                600            693
SunTrust Bank 5.400%, 4/1/20                                  500            518
TNK-BP Finance S.A. 144A 7.500%, 3/13/13 (4)                  425            463
Unum Group 7.125%, 9/30/16                                    250            289
UOB Cayman Ltd. 144A 5.796%, 12/29/49 (3)(4)                  700            719
Vnesheconombank Via/Vnesheconombank Finance Ltd.
   144A 6.902%, 7/9/20 (4)                                    500            547
Wachovia Bank NA 5.000%, 8/15/15                              300            332
Webster Financial Corp. 5.125%, 4/15/14                       200            196
Woori Bank 144A 6.125%, 5/3/16 (3)(4)                       1,000          1,013
Zions Bancorp
   7.750%, 9/23/14                                            115            122
   6.000%, 9/15/15                                            125            124
                                                                    ------------
                                                                          54,368
                                                                    ------------
HEALTH CARE--0.9%
Fresenius Medical Care Capital Trust IV 7.875%,
   6/15/11                                                     25             26
inVentiv Health, Inc. 144A 10.000%, 8/15/18 (4)               330            329
Mylan, Inc. 144A 7.625%, 7/15/17 (4)                          113            121
Omnicare, Inc. 7.750%, 6/1/20                                 185            190
Rotech Healthcare, Inc. 144A 10.750%, 10/15/15 (4)             75             75
Select Medical Corp. 7.625%, 2/1/15                           500            490
U.S. Oncology, Inc. 9.125%, 8/15/17                           400            426
Universal Health Services Escrow Corp. 144A
   7.000%, 10/1/18 (4)                                        120            124
Valeant Pharmaceuticals International 8.375%,
   6/15/16                                                     48             56
                                                                    ------------
                                                                           1,837
                                                                    ------------
INDUSTRIALS--3.4%
American Airlines, Inc. 01-1, 6.977%, 5/23/21                 297            253
CHC Helicopter SA 144A 9.250%, 10/15/20 (4)                   325            330
Continental Airlines, Inc. 98-1A, 6.648%, 9/15/17             594            608
DRS Technologies, Inc. 6.625%, 2/1/16                         500            513
Esco Corp. 144A 8.625%, 12/15/13 (4)                          600            618
General Cable Corp. 7.125%, 4/1/17                            500            510

   For information regarding the footnotes see the Footnote Legend on page 4.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ Reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
INDUSTRIALS--(CONTINUED)
Global Aviation Holdings Ltd. 144A 14.000%,
   8/15/13 (4)                                       $        395   $        425
Kennametal, Inc. 7.200%, 6/15/12                              225            234
Kratos Defense & Security Solutions, Inc. 10.000%,
   6/1/17                                                     500            532
Liberty Tire Recycling 144A 11.000%, 10/1/16 (4)              165            168
Marquette Transportation Co. / Marquette
   Transportation Finance Corp.
   144A 10.875%, 1/15/17 (4)                                  100            103
Noble Group Ltd. 144A 6.750%, 1/29/20 (4)                     300            323
Owens Corning, Inc. 6.500%, 12/1/16                           675            730
PharmaNet Development Group, Inc. 144A 10.875%,
   4/15/17 (4)                                                280            290
Precision Castparts Corp. 5.600%, 12/15/13                    150            166
Teekay Corp. 8.500%, 1/15/20                                  225            246
United Rentals North America, Inc. 10.875%,
   6/15/16                                                    225            255
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21 (4)                  600            636
                                                                    ------------
                                                                           6,940
                                                                    ------------
INFORMATION TECHNOLOGY--1.5%
Broadridge Financial Solutions, Inc. 6.125%,
   6/1/17                                                   1,000          1,074
Freescale Semiconductor, Inc. 10.125%, 12/15/16               300            275
Jabil Circuit, Inc. 8.250%, 3/15/18                           900          1,010
Sorenson Communications, Inc. 144A 10.500%,
   2/1/15 (4)                                                 300            177
SunGard Data Systems, Inc. 9.125%, 8/15/13                    500            513
                                                                    ------------
                                                                           3,049
                                                                    ------------
MATERIALS--5.6%
ABI Escrow Corp. 144A 10.250%, 10/15/18 (4)                   500            511
Allegheny Technologies, Inc. 9.375%, 6/1/19                   925          1,118
Cabot Finance BV 144A 5.250%, 9/1/13 (4)                      750            805
Catalyst Paper Corp. 7.375%, 3/1/14                         1,055            440
Celanese U.S. Holdings LLC 144A 6.625%,
   10/15/18 (4)                                                45             46
Edgen Murray Corp. 12.250%, 1/15/15                           350            255
Georgia-Pacific LLC 144A 7.125%, 1/15/17 (4)                  800            851
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20 (4)                200            224
Graham Packaging Co., LP / Graham Packaging Co.
   Capital Corp. I 144A 8.250%, 10/1/18 (4)                   110            112
Hanson Australia Funding Ltd. 5.250%, 3/15/13                 125            126

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
MATERIALS--(CONTINUED)
Huntsman International LLC 144A 8.625%, 3/15/21 (4)  $        125   $        130
Ineos Group Holdings plc 144A 8.500%, 2/15/16 (4)           1,450          1,234
Lyondell Chemical Co. 11.000%, 5/1/18                         250            278
Nalco Co. 8.875%, 11/15/13                                    340            349
Nova Chemicals Corp. 3.748%, 11/15/13(3)                    1,268          1,219
Oxea Finance / Cy SCA 144A 9.500%, 7/15/17 (4)                355            384
Plastipak Holdings, Inc. 144A 8.500%, 12/15/15 (4)            500            520
Ryerson, Inc. 12.000%, 11/1/15                                400            414
Steel Dynamics, Inc. 7.375%, 11/1/12                          337            362
Vedanta Resources plc 144A 9.500%, 7/18/18 (4)                625            678
Verso Paper Holdings LLC / Verso Paper, Inc.
   11.500%, 7/1/14                                            475            523
   Series B, 11.375%, 8/1/16                                  850            768
                                                                    ------------
                                                                          11,347
                                                                    ------------
TELECOMMUNICATION SERVICES--2.8%
Clearwire Communications LLC / Clearwire Finance,
   Inc.
   144A 12.000%, 12/1/15(4)                                   150            162
   144A 12.000%, 12/1/15(4)                                   200            217
Frontier Communications Corp.
   7.875%, 4/15/15                                            295            320
   8.125%, 10/1/18                                            150            165
ITC DeltaCom, Inc. 10.500%, 4/1/16                            400            409
Nextel Communications, Inc.
   Series E 6.875%, 10/31/13                                  235            238
   Series D 7.375%, 8/1/15                                  1,000          1,010
OJSC Vimpel Communications 144A (VIP Finance
   Ireland Ltd.) 9.125%,
   4/30/18 (4)                                                250            287
Qwest Corp.
   8.375%, 5/1/16                                             300            355
   6.500%, 6/1/17                                             307            335
Telecom Italia Capital SA
   6.999%, 6/4/18                                             600            689
   7.175%, 6/18/19                                            500            587
Telemar Norte Leste SA 144A 5.500%, 10/23/20 (4)              245            248
Wind Acquisition Finance SA 144A 11.750%,
   7/15/17 (4)                                                350            394
Windstream Corp. 7.000%, 3/15/19                              250            246
                                                                    ------------
                                                                           5,662
                                                                    ------------

   For information regarding the footnotes see the Footnote Legend on page 4.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ Reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
UTILITIES--0.7%
Allegheny Energy Supply Co. LLC 144A 8.250%,
   4/15/12 (4)                                       $        250   $        270
Centrais Eletricas Brasileiras SA 144A 6.875%,
   7/30/19 (4)                                                135            159
Israel Electric Corp., Ltd. 144A 7.250%,
   1/15/19 (4)                                                345            390
Midwest Generation LLC Series B 8.560%, 1/2/16                174            172
Suburban Propane Partners LP / Suburban Energy
   Finance Corp. 7.375%,
    3/15/20                                                   501            160
Texas Competitive Electric Holdings Co. LLC Series
   A 10.250%, 11/1/15                                         360            238
                                                                    ------------
                                                                           1,389
                                                                    ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $102,696)                                               109,789
                                                                    ------------
LOAN AGREEMENTS(3)--14.8%
CONSUMER DISCRETIONARY--6.0%
Alliance Laundry Holdings, Inc. Tranche B, 0.000%,
   9/30/16                                                    600            605
AMF Bowling Worldwide, Inc. Tranche B, 2.756%,
   6/7/13                                                     805            705
Bourland & Leverich Supply Co. Tranche, 11.000%,
   8/19/15                                                    300            294
Cengage Learning Acquisitions, Inc. Tranche,
   2.540%, 7/3/14                                             689            620
Ceridian Corp. Tranche, 3.256%, 11/9/14                     1,130          1,018
Charter Communications Operating LLC
   Tranche B-1, 2.260%, 3/6/14                                106            103
   Tranche C, 3.540%, 9/6/16                                  859            840
Ford Motor Co. Tranche B-1, 3.023%, 12/15/13                  552            542
Getty Images, Inc. Tranche B, 6.250%, 7/2/15                  311            313
Harrah's Operating Co., Inc. Tranche B-2, 3.498%,
   1/28/15                                                    530            458
HHI Group Holdings LLC Tranche, 10.500%, 3/30/15              195            198
Landry's Restaurant, Inc. Tranche, 8.000%,
   11/30/13                                                   306            308
Las Vegas Sands LLC
   Tranche B, 3.030%, 11/23/16                                244            222
   Tranche DD-I, 3.030%, 11/23/16                              49             45
Midcontinent Communications Tranche B, 6.250%,
   12/31/16                                                   295            296

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
CONSUMER DISCRETIONARY--(CONTINUED)
Neiman-Marcus Group, Inc. (The) Tranche, 2.276%,
   4/6/13                                            $      1,744   $      1,693
Nielsen Finance LLC
    Tranche A, 2.257%, 8/9/13                                 679            652
    Tranche B, 4.008%, 5/1/16                                 394            382
Six Flags Theme Parks, Inc. Tranche B, 6.000%,
   6/30/16                                                    339            341
United Components, Inc. Tranche, 6.250%, 3/23/17              210            211
Univision Communications, Inc. Tranche B, 2.506%,
   9/29/14                                                  1,432          1,261
Visant Corp. Tranche B, 7.000%, 12/22/16                      110            111
Vision Solutions, Inc. Tranche, 7.750%, 7/23/16               500            492
VWR Funding, Inc. Tranche, 2.756%, 6/30/14                    549            516
                                                                    ------------
                                                                          12,226
                                                                    ------------
CONSUMER STAPLES--0.4%
Revlon Consumer Products Corp. Tranche, 6.167%,
   3/11/15                                                    572            571
Spectrum Brands, Inc. Tranche, 8.188%, 6/16/16                333            339
                                                                    ------------
                                                                             910
                                                                    ------------
ENERGY--0.2%
Big West Oil LLC Tranche, 12.000%, 7/23/15                    167            170
Venoco, Inc. Tranche C, 4.312%, 5/7/14                        187            176
                                                                    ------------
                                                                             346
                                                                    ------------
FINANCIALS--0.5%
Agile Property Holdings Ltd. Tranche, 3.006%,
   1/25/13                                                    435            400
Delos Aircraft, Inc. Tranche 2, 7.000%, 3/17/16                70             71
International Lease Finance Corp. Tranche 1,
   6.750%, 3/17/15                                             95             97
Synatech Holdings, Inc. Tranche, 2.260%, 4/2/14               495            424
Universal City Development Partners, Ltd. Tranche,
   5.500%, 11/6/14                                             62             62
                                                                    ------------
                                                                           1,054
                                                                    ------------
HEALTH CARE--1.2%
Ardent Health Services, Inc. Tranche, 6.500%,
   9/15/15                                                    498            490
Health Management Associates, Inc. Tranche B,
   2.039%, 2/28/14                                            235            222
Inventiv Health, Inc. Tranche, 6.500%, 8/4/16                 249            250

   For information regarding the footnotes see the Footnote Legend on page 4.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ Reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
HEALTH CARE--(CONTINUED)
Medical Card Systems, Inc. Tranche, 12.000%,
   9/17/15                                           $        370   $        363
Psychiatric Solutions, Inc. Tranche B, 2.167%,
   7/1/12                                                     564            560
RehabCare Group, Inc. Tranche B, 6.000%, 11/24/15             136            136
Rotech Healthcare, Inc. Tranche, 6.475%, 9/26/11              300            297
Warner Chilcott Co., LLC
   Tranche B-4, 6.500%, 2/22/16                                14             14
   Tranche B-3, 6.500%, 2/22/16                                44             44
                                                                    ------------
                                                                           2,376
                                                                    ------------
INDUSTRIALS--1.4%
Bucyrus International, Inc. Tranche C, 4.500%,
   2/19/16                                                    125            126
Harland Clarke Holdings Corp. Tranche B, 2.776%,
   6/30/14                                                    182            160
Hawker Beechcraft Aquistion Co. LLC
   Tranche, 1.145%, 3/26/14                                   374            303
   Letter of Credit, 2.273%, 3/26/14                           22             18
Holdings Gaming Borrower LP Tranche B-1, 12.000%,
   6/30/15                                                    279            280
Interactive Data Corp. Tranche, 6.750%, 1/29/17               394            399
Ozburn-Hessey Holding Co. LLC Tranche, 7.500%,
   4/8/16                                                     323            328
ServiceMaster Co. (The)
   Tranche DD, 2.760%, 7/24/14                                 45             42
   Tranche, 2.773%, 7/24/14                                   448            423
Transaction Network Services, Inc. Tranche,
   6.000%, 11/18/15                                           230            231
TransUnion LLC Tranche B, 6.675%, 6/15/17                     279            283
Vertrue, Inc. Tranche, 3.290%, 8/16/14                        196            170
                                                                    ------------
                                                                           2,763
                                                                    ------------
INFORMATION TECHNOLOGY--2.9%
Airvana Network Solutions, Inc. Tranche, 11.000%,
   8/27/14                                                    408            404
Allen Systems Group, Inc.
   Tranche, 8.500%, 10/18/13                                   53             53
   Tranche, 6.500%, 4/18/14                                   102            102
Avaya, Inc. Tranche B-1, 3.075%, 10/24/14                     740            658
Dresser, Inc. Tranche, 6.112%, 5/4/15                       1,055          1,023

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
INFORMATION TECHNOLOGY--(CONTINUED)
DynCorp International LLC Tranche, 6.250%, 7/7/16    $        345   $        347
First Data Corp.
   Tranche B-1, 3.006%, 9/24/14                               543            479
   Tranche B-3, 3.006%, 9/24/14                               778            686
Freescale Semiconductor, Inc. Tranche, 4.509%,
   12/1/16                                                    410            375
Infor Enterprise Solutions Holdings, Inc.
   Tranche DD, 6.506%, 3/2/14                                 174            116
   Tranche, 6.506%, 3/2/14                                    301            199
Knology, Inc. Tranche B, 0.000%, 9/30/16                      250            248
Reynolds & Reynolds Co. (The) Tranche B, 5.250%,
   4/21/17                                                    110            111
SonicWALL, Inc. Tranche, 8.250%, 1/23/16                      450            451
Spansion LLC Tranche, 7.500%, 2/9/15                          507            512
                                                                    ------------
                                                                           5,764
                                                                    ------------
MATERIALS--0.6%
Nalco Co.
   Tranche, 6.500%, 5/13/16                                   217            217
   Tranche B-1, 0.000%, 9/21/17                               165            164
New Sunward Holding BV Tranche B, 3.195%, 2/14/14             527            469
Smurfit-Stone Container Enterprise Tranche,
   3.625%, 2/22/16                                            190            191
Solutia, Inc. Tranche, 4.750%, 3/17/17                        217            218
                                                                    ------------
                                                                           1,259
                                                                    ------------
TELECOMMUNICATION SERVICES--0.9%
Level 3 Communications, Inc.
   Tranche A, 2.635%, 3/13/14                                 865            791
   Tranche B, 11.500%, 3/13/14                                230            249
Securus Technologies, Inc. Tranche, 8.000%,
   10/31/14                                                   428            430
U.S. TelePacific Corp. Tranche, 9.250%, 8/17/15               299            300
                                                                    ------------
                                                                           1,770
                                                                    ------------
UTILITIES--0.7%
Calpine Corp. Tranche, 3.165%, 3/29/14                        434            424
NRG Energy, Inc.
   Tranche, 1.767%, 2/1/13                                    177            173
   Letter of Credit 1.789%, 2/1/13                            522            509

   For information regarding the footnotes see the Footnote Legend on page 4.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ Reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
UTILITIES--(CONTINUED)
Texas Competitive Electric Holdings Co., LLC
   Tranche B-2, 3.842%, 10/10/14                     $        427   $        333
                                                                    ------------
                                                                           1,439
                                                                    ------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $29,148)                                                 29,907
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
PREFERRED STOCK--0.3%
Financials--0.3%
Citigroup Capital XII 7.875%                                9,350            234
FNMA 8.250%(3)                                             63,000             27
GMAC, Inc. (Ally) 7.00% 144A(4)                               434            390
Saul Centers, Inc. Series A 8.000%                            425             11
                                                                    ------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $1,468)                                                     662
                                                                    ------------
COMMON STOCKS--0.0%
CONSUMER DISCRETIONARY--0.0%
Mark IV Industries                                            217              8
                                                                    ------------
TOTAL COMMON STOCKS
(Identified Cost $2)                                                           8
                                                                    ------------
EXCHANGE-TRADED FUNDS--0.2%
iShares FTSE/Xinhua China 25 Index Fund                    11,500            493
                                                                    ------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $504)                                                       493
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $186,645)                                               199,691
                                                                    ------------
SHORT-TERM INVESTMENTS--0.3%
MONEY MARKET MUTUAL FUNDS--0.3%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.210%)              668,880            669
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $669)                                                       669
                                                                    ------------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $187,314)                                               200,360(1)
Other Assets and Liabilities--0.9%                                         1,774
                                                                    ------------
NET ASSETS--100.0%                                                  $    202,134
                                                                    ============

ABBREVIATIONS:

FNMA Federal National Mortgage Association ("Fannie Mae").
NATL National Public Finance Guarantee Corp.
PIK  Payment-in-Kind Security
REIT Real Estate Investment Trust

FOREIGN CURRENCIES:

AUD Australian Dollar
BRL Brazil Real
CAD Canadian Dollar
COP Colombian Peso
IDR Indonesian Rupiah
KRW Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
PLZ Polish Zloty
SEK Swedish Krona
TRY New Turkish Lira
ZAR South Africa Rand

   For information regarding the footnotes see the Footnote Legend on page 4.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)


COUNTRY WEIGHTINGS as of 9/30/10 +
----------------------------------
United States (includes short-
   term investments)                  72%
Brazil                                 3
Canada                                 3
Russia                                 3
United Kingdom                         3
South Korea                            2
Venezuela                              1
Other                                 13
                                     ---
Total                                100%
                                     ===

+    % of total investments as of September 30, 2010

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                      LEVEL 2        LEVEL 3
                                   TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                    SEPTEMBER 30,      LEVEL 1       OBSERVABLE   UNOBSERVABLE
($ reported in thousands)               2010        QUOTED PRICES      INPUTS        INPUTS
                                   --------------   -------------   -----------   ------------
INVESTMENTS IN SECURITIES:
Debt Securities:
   Asset-Backed Securities            $  5,071          $   --       $  5,071         $ --
   Corporate Bonds                     109,789              --        109,789           --
   Foreign Government Securities        22,529              --         22,529           --
   Loan Agreements                      29,907             .--         29,507          400
   Mortgage-Backed Securities           28,485              --         28,485
   Municipal Bonds                       2,747                          2,747           --
Equity Securities:
   Common Stocks                             8              --             --            8
   Exchange-Traded Funds                   493             493             --           --
   Preferred Stock                         662             662             --           --
   Short-Term Investments                  669             669             --           --
                                      --------          ------       --------         ----
Total Investments                     $200,360          $1,824       $198,128         $408
                                      ========          ======       ========         ====

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                Loan      Common
                                                   Total     Agreements   Stocks
                                                   -----     ----------   ------
BALANCE AS OF DECEMBER 31, 2009:                   $ 444       $ 234      $ 210
Accrued discounts (premiums)                          --(C)       --(C)      --
Realized gain (loss)                                  48          (2)        50
Change in unrealized appreciation (depreciation)      (5)          7        (12)
Net purchases (sales)(a)                            (479)       (239)      (240)
Transfers in and/or out of level 3(b)                400         400         --
                                                   -----       -----      -----
BALANCE AS OF SEPTEMBER 30, 2010:                  $ 408       $ 400      $   8
                                                   =====       =====      =====

(a)  Includes paydowns, if any.

(b) "Transfers in and/or out" represent the ending value as of September 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(c)  Amount less than $500.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
MUNICIPAL BONDS--0.7%
CONNECTICUT--0.3%
Mashantucket Western Pequot Tribe Taxable
   Series A, 144A (NATL Insured)
   6.910%, 9/1/12 (4)                                $       100    $         82
                                                                    ------------
KENTUCKY--0.2%
State of Kentucky General Fund Taxable 3.165%,
   4/1/18                                                     70              71
                                                                    ------------
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable
   Series 07-A1, 6.706%, 6/1/46                              105              73
                                                                    ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $267)                                                       226
                                                                    ------------
FOREIGN GOVERNMENT SECURITIES--10.6%
Bolivarian Republic of Venezuela
   10.750%, 9/19/13                                           80              76
   8.500%, 10/8/14                                           205             173
   RegS 5.750%, 2/26/16(5)                                   150             105
   RegS 7.000%, 12/1/18(5)                                    70              46
Commonwealth of Australia Series 123, 5.750%,
   4/15/12                                                   440AUD          431
Commonwealth of Canada
   2.750%, 12/1/10                                           676CAD          659
   2.000%, 9/1/12                                            80CAD            79
Commonwealth of New Zealand Series 1111, 6.000%,
   11/15/11                                                  378NZD          285
Federative Republic of Brazil 12.500%, 1/5/16                295BRL          202
Kingdom of Norway Series 469 6.000%, 5/16/11                 845NOK          147
Kingdom of Sweden Series 1045, 5.250%, 3/15/11               505SEK           76
Republic of Argentina
   PIK Interest Capitalization 8.280%, 12/31/33              218             183
   Series GDP 3.169%, 12/15/35(3)                          1,250             156
Republic of Colombia 12.000%, 10/22/15                   195,000COP          142
Republic of Indonesia
   Series FR-23, 11.000%, 12/15/12                       415,000IDR           51
   Series FR-30, 10.750%, 5/15/16                        700,000IDR           91
Republic of Korea Series 1112, 4.750%, 12/10/11          285,000KRW          255
Republic of Poland Series 0414, 5.750%, 4/25/14             440PLZ           155
Republic of South Africa Series R-201 8.750%,
   12/21/14                                                  625ZAR           94

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
Republic of Turkey 0.000%, 2/2/11                            245TRY $        165
                                                                    ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $3,215)                                                   3,571
                                                                    ------------
MORTGAGE-BACKED SECURITIES--27.9%
AGENCY--1.0%
FHLMC 5.000%, 6/1/23                                 $       188             200
FNMA
   5.000%, 2/1/20                                             60              64
   5.000%, 8/1/20                                             29              31
   6.000%, 8/1/37                                             30              32
                                                                    ------------
                                                                             327
                                                                    ------------
NON-AGENCY--26.9%
Banc of America Alternative Loan Trust 03-10,
   2A1 6.000%, 12/25/33                                      114             119
Banc of America Commercial Mortgage, Inc. 05-6,
   AM 5.346%, 9/10/47 (3)                                     40              41
Banc of America Funding Corp. 06-5, 4A4 6.000%,
   9/25/36                                                   138             136
Bear Stearns Commercial Mortgage Securities, Inc.
    06-PW12, A4 5.907%, 9/11/38(3)                           175             195
    06-PW12, AM 5.946%, 9/11/38(3)                           100             100
    06-PW14, A4 5.201%, 12/11/38                             100             106
    05-PW10, A4 5.405%, 12/11/40                             105             114
    05-PWR8, A4 4.674%, 6/11/41                               85              91
    04-PWR5, A5 4.978%, 7/11/42                               75              82
    07-T28, A4 5.742%, 9/11/42                                80              89
    07-PW18, A4 5.700%, 6/13/50                               75              81
Citicorp Mortgage Securities, Inc. 03-11, 2A10
   5.500%, 12/25/33                                          215             216
Citigroup/Deutsche Bank Commercial Mortgage Trust
   05-CD1, AM 5.396%, 7/15/44(3)                              90              91
   07-CD4, A4 5.322%, 12/11/49                                95              99
Credit Suisse First Boston Mortgage Securities
   Corp.
   03-8, 3A24, 5.500%, 4/25/33                               212             214
   03-CPN1, C 4.763%, 3/15/35                                100             100
Credit Suisse Mortgage Capital Certificates 06-C1,
   A3 5.711%, 2/15/39 (3)                                    100             107
Entertainment Properties Trust 03-EPR, A2 144A
   5.244%, 2/15/18 (4)                                        74              79

   For information regarding the footnotes see the Footnote Legend on page 4.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
NON-AGENCY--(CONTINUED)
GE Capital Commercial Mortgage Corp. 03-C1,
   C 4.975%, 1/10/38 (3)                             $       105    $        110
GMAC Commercial Mortgage Securities, Inc.
   98-C2, E 6.500%, 5/15/35                                   27              27
   04-C2, A4 5.301%, 8/10/38                                 100             109
   04-C3, A4 4.547%, 12/10/41                                180             184
Goldman Sachs Mortgage Securities Corp. II
   07-EOP, G 144A 0.777%, 3/6/20(3)(4)                       130             114
   07-EOP, H 144A 0.908%, 3/6/20(3)(4)                       110              96
   04-GG2, A4 4.964%, 8/10/38                                100             105
Goldman Sachs Mortgage Securities Trust 07-GG10,
   A4 6.002%, 8/10/45 (3)                                    185             193
GSR Mortgage Loan Trust 05-5F, 2A8 5.500%, 6/25/35           180             182
JPMorgan Chase Commercial Mortgage Securities Corp.
   05-LDP2, AM 4.780%, 7/15/42                               105             105
   06-CB17, AM 5.464%, 12/12/43                               75              71
   05-LDP5, AM 5.405%, 12/15/44(3)                            50              51
   06-LDP7, A4 6.062%, 4/15/45(3)                            140             155
   06-LDP7, AM 6.062%, 4/15/45(3)                             85              85
   07-LD12, A4 5.882%, 2/15/51                               100             105
JPMorgan Chase Commercial Mortgage Securities
   Trust 09-IWST, A1 144A
   4.314%, 12/5/27 (4)                                        81              87
JPMorgan Mortgage Trust
   05-A1, 4A1 4.779%, 2/25/35(3)                             144             147
   05-A4, 3A1 5.159%, 7/25/35(3)                             110             106
   06-A1, B1 5.085%, 2/25/36(3)                              246              19
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C7, A6 4.786%, 10/15/29                                 75              80
   06-C3, AM 5.712%, 3/15/39                                  25              23
   06-C6, A4 5.372%, 9/15/39                                 170             185
   07-C2, A2 5.303%, 2/15/40                                 223             231
   07-C2, A3 5.430%, 2/15/40                                 115             120
   05-C3, AM 4.794%, 7/15/40                                  70              70
   07-C6, A2 5.845%, 7/15/40                                 149             156
   07-C6, A4 5.858%, 7/15/40                                  50              52
Merrill Lynch Floating Trust 08-LAQA, A1 144A
   0.796%, 7/9/21 (3)(4)                                     100              93
Merrill Lynch Mortgage Investors, Inc. 06-3, 2A1
   6.067%, 10/25/36 (3)                                       85              80

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
NON-AGENCY--(CONTINUED)
Merrill Lynch Mortgage Trust 06-C1, AM 5.838%,
   5/12/39 (3)                                       $       110    $        110
Merrill Lynch-Countrywide Commercial Mortgage
   Trust
   06-3, A4 5.414%, 7/12/46                                  100             106
   06-4, A3 5.172%, 12/12/49                                 250             259
Morgan Stanley Capital I
   06-T23, A4 5.981%, 8/12/41(3)                             135             151
   05-HQ5, A3 5.007%, 1/14/42                                148             152
   06-IQ12, A4 5.332%, 12/15/43                              300             327
   07-IQ14, A4 5.692%, 4/15/49                               140             145
Prudential Commercial Mortgage Trust 03-PWR1,
   D 144A 4.775%, 2/11/36 (4)                                 50              49
Residential Accredit Loans, Inc. 03-QS6, A4
   4.250%, 3/25/33                                           155             157
Residential Asset Mortgage Products, Inc. 04-SL1,
   A8 6.500%, 11/25/31                                       100             100
Residential Asset Securitization Trust 04-A4, A5
   5.500%, 8/25/34                                           153             153
Residential Funding Mortgage Securities I, Inc.
   06-S4, A2 6.000%, 4/25/36                                 103              92
Salomon Brothers Mortgage Securities VII, Inc.
   01-C1, D 6.831%, 12/18/35                                  60              61
Structured Asset Securities Corp. 03-21, 2A2
   5.250%, 8/25/33                                           129             129
Wachovia Bank Commercial Mortgage Trust
   04-C12, A2 5.001%, 7/15/41                                199             203
   04-C12, A4 5.484%, 7/15/41(3)                             175             191
   05-C20, AMFX 5.179%, 7/15/42                              100             103
   07-C30, A5 5.342%, 12/15/43                               200             196
   05-C22, AM 5.487%, 12/15/44(3)                             40              40
   07-C33, A4 6.102%, 2/15/51(3)                             160             167
Wachovia Mortgage Loan Trust LLC 06-A, B1 5.067%,
   5/20/36 (3)                                               222               7
Washington Mutual Mortgage Pass Through
   Certificates
   04-CB1, 5A 5.000%, 6/25/19                                 69              71
   05-AR10, 1A2 2.771%, 9/25/35(3)                           105              95
Wells Fargo Mortgage Backed Securities Trust
   03-6, 1A1 5.000%, 6/25/18                                  64              67
   06-17, A1 5.500%, 11/25/21                                 43              43
   04-R, 2A1 2.874%, 9/25/34(3)                              144             140
   04-EE, 2A3 2.883%, 12/25/34(3)                             82              68

   For information regarding the footnotes see the Footnote Legend on page 4.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
NON-AGENCY--(CONTINUED)
   05-AR4, 2A2 2.953%, 4/25/35(3)                    $       175    $        167
   05-AR4, 2A1 2.953%, 4/25/35(3)                             98              90
   05-9, 2A11 5.250%, 10/25/35                                12              11
   05-9,1A6 5.500%, 10/25/35                                   9               9
   06-9, 1A15 6.000%, 8/25/36                                 54              53
   06-12, A2 6.000%, 10/25/36                                 85              82
   07-16, 1A7 6.000%, 12/28/37                               115             100
                                                                    ------------
                                                                           9,095
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,045)                                                   9,422
                                                                    ------------
ASSET-BACKED SECURITIES--12.0%
American General Mortgage Loan Trust
   06-1, A2 144A 5.750%, 12/25/35(4)                          66              66
   09-1, A6 144A 5.750%, 9/25/48(4)                          150             156
   10-1A, A1 144A 5.150%, 3/25/58(4)                         135             139
AmeriCredit Automobile Receivables Trust
   10-1, B 3.720%, 11/17/14                                  175             182
   10-1, C 5.190%, 8/17/15                                    75              79
Ameriquest Mortgage Securities, Inc. 03-10, AF6
   4.710%, 11/25/33                                          103             104
Avis Budget Rental Car Funding/AESOP LLC 09-2A,
   A 144A 5.680%, 2/20/14 (4)                                175             187
Banc of America Mortgage Securities, Inc. 05-1,
   1A22 5.250%, 2/25/35                                       77              72
Banc of America Securities Auto Trust 06-G1,
   B 5.340%, 2/18/11                                           2               2
Bombardier Capital Mortgage Securitization Corp.
   99-A, A3 5.980%, 1/15/18                                   84              76
Carmax Auto Owner Trust
    07-2, B 5.370%, 3/15/13                                   95              97
    09-2, A4 2.820%, 12/15/14                                250             261
Chase Funding Mortgage Loan Asset-Backed
   Certificates 04-1,1A4 4.111%,
   8/25/30                                                    2               22
CIT Equipment Collateral 10-VT1A, B 144A 3.880%,
   9/16/13 (4)                                               100             102
Conseco Financial Corp. 94-1, A5 7.650%, 4/15/19             163             170
Daimler Chrysler Auto Trust 08-B,  A4A 5.320%,
   11/10/14                                                  135             142
Dunkin Securitization/DB Master Finance LLC
   06-1, A2 144A 5.779%, 6/20/31(4)                          100             101
   06-1, M1 144A 8.285%, 6/20/31(4)                          160             158

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
FMAC Loan Receivables Trust 98-CA, A2 144A 6.660%,
   9/15/20 (4)                                       $        --(7) $         --(7)
Ford Credit Auto Owner Trust 09-E, D 144A 5.530%,
   5/15/16 (4)                                               250             266
Ford Credit Floorplan Master Owner Trust 10-3, A1
   144A 4.200%, 2/15/17 (4)                                  200             217
GMAC Mortgage Corp. Loan Trust
    06-HE2, A3 6.320%, 5/25/36                               322             155
    06-HE3, A2 5.750%, 10/25/36                              183             106
Harley-Davidson Motorcycle Trust 07-2, C 5.410%,
   8/15/15                                                    90              94
IHOP Franchising LLC 07-3A 144A 7.059%, 12/20/37
   (4)                                                       150             149
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3
   5.777%, 8/25/36                                           225             121
Lehman ABS Manufactured Housing Contract Trust
   01-B, A4 5.270%, 9/15/18                                   97              99
Popular ABS Mortgage Pass Through Trust 05-5, AF3
   5.086%, 11/25/35 (3)                                      258             256
RAAC 05-SP1, 2A2 5.250%, 9/25/34                              69              71
Saxon Asset Securities Trust 06-3 A2 0.366%,
   10/25/46 (3)                                               58              54
SVO MOI  Mortgage Corp. 10-AA, A 144A 3.650%,
   7/20/27 (4)                                               122             122
Tidewater Auto Receivables Trust 10-A, A 144A
   5.920%, 5/15/17 (4)                                       124             125
Wachovia Auto Loan Owner Trust 07-1, D 5.650%,
   2/20/13                                                   100             101
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,285)                                                   4,052
                                                                    ------------
CORPORATE BONDS--36.0%
CONSUMER DISCRETIONARY--1.9%
DigitalGlobe, Inc. 10.500%, 5/1/14                            10              11
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
   6.375%, 6/15/15                                           100             103
International Game Technology 7.500%, 6/15/19                 20              24
Landry's Restaurants, Inc. 11.625%, 12/1/15                   60              64
McJunkin Red Man Corp. 144A 9.500%, 12/15/16 (4)              50              44
MGM Resorts International, Inc. 10.375%, 5/15/14               3               3
Mobile Mini, Inc. 6.875%, 5/1/15                              20              20
QVC, Inc.
   144A 7.125%, 4/15/17(4)                                    50              52

   For information regarding the footnotes see the Footnote Legend on page 4.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
CONSUMER DISCRETIONARY--(CONTINUED)
   144A 7.500%, 10/1/19(4)                           $        40    $         42
Royal Caribbean Cruises Ltd. 7.000%, 6/15/13                  50              53
Scientific Games International, Inc. 9.250%,
   6/15/19                                                    30              32
Seminole Hard Rock Entertainment, Inc. / Seminole
   Hard Rock International
   LLC 144A 2.792%, 3/15/14 (3)(4)                            25              22
Seneca Gaming Corp. Series B 7.250%, 5/1/12                    5               5
Universal City Development Partners Ltd. /
   Universal City Development
   Partners Finance, Inc. 8.875%, 11/15/15                    10              10
Videotron Ltee 6.375%, 12/15/15                               95              98
Wyndham Worldwide Corp.
   6.000%, 12/1/16                                            35              37
   5.750%, 2/1/18                                             15              15
                                                                    ------------
                                                                             635
                                                                    ------------
ENERGY--4.6%
Anadarko Petroleum Corp.
   6.375%, 9/15/17                                            70              77
   8.700%, 3/15/19                                            75              91
Buckeye Partners LP 6.050%, 1/15/18                           15              17
Denbury Resources, Inc. 7.500%, 12/15/15                     135             141
Expro Finance Luxembourg SCA 144A 8.500%,
   12/15/16 (4)                                              100              96
Gazprom OAO (Gaz Capital SA) 144A 6.212%,
   11/22/16 (4)                                              360             382
Helix Energy Solutions Group, Inc. 144A 9.500%,
   1/15/16 (4)                                                13              13
KazMunaiGaz Finance Sub BV 144A 8.375%, 7/2/13 (4)           100             111
NAK Naftogaz Ukraine 9.500%, 9/30/14                         100             109
Petrohawk Energy Corp. 10.500%, 8/1/14                       125             142
Pioneer Drilling Co. 144A 9.875%, 3/15/18 (4)                 15              15
Pride International, Inc. 8.500%, 6/15/19                     80              93
Rowan Cos., Inc. 5.000%, 9/1/17                               65              67
SEACOR Holdings, Inc. 7.375%, 10/1/19                         50              55
Transocean, Inc. 4.950%, 11/15/15                             45              47
Western Refining, Inc.
    144A 10.750%, 6/15/14(3)(4)                               65              62
    144A 11.250%, 6/15/17(4)                                  35              33
                                                                    ------------
                                                                           1,551
                                                                    ------------

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
FINANCIALS--20.6%
AFLAC, Inc. 8.500%, 5/15/19                          $        21    $         27
Allstate Corp. 6.125%, 5/15/37(3)                            140             130
Ally Financial, Inc. 6.875%, 9/15/11                          24              25
American Honda Finance Corp. 144A 6.700%,
   10/1/13 (4)                                               150             171
AmSouth Bank N.A. Series AI 4.850%, 4/1/13                   100             101
AON Corp. 3.500%, 9/30/15                                     20              20
Assurant, Inc. 5.625%, 2/15/14                                75              80
Atlantic Finance Ltd. 144A 9.750%, 5/27/14 (4)               100             109
Avalonbay Communities, Inc. 5.700%, 3/15/17                   50              56
Banco Bilbao Vizcaya Argentaria S.A.
   International Preferred S.A.
   Unipersonal 5.919%, 12/31/49(3)                            80              69
Banco Santander 144A 3.750%, 9/22/15 (4)                     100             101
Barclays Bank plc
   144A 7.375%, 6/29/49(3)(4)                                100             101
   144A 5.926%, 9/29/49(3)(4)                                100              94
Brandywine Operating Partnership LP 7.500%,
   5/15/15                                                    70              78
Capital One Financial Corp. 6.150%, 9/1/16                    75              82
Chubb Corp. 6.375%, 3/29/67(3)                               140             138
CIT Group, Inc.
   7.000%, 5/1/13                                             15              15
   7.000%, 5/1/14                                             22              22
   7.000%, 5/1/15                                             22              22
   7.000%, 5/1/16                                             37              36
Citigroup, Inc.
   4.875%, 5/7/15                                            230             239
   5.500%, 2/15/17                                            70              72
CNA Financial Corp. 5.850%, 12/15/14                          75              80
Colonial Realty LP 4.800%, 4/1/11                             72              72
Comerica Bank 5.700%, 6/1/14                                 100             110
Crown Castle Towers LLC
   144A 4.523%, 1/15/15(4)                                    75              79
   144A 3.214%, 8/15/15(4)                                    50              51
   144A 5.495%, 1/15/17(4)                                    85              93
DuPont Fabros Technology LP 8.500%, 12/15/17                  75              81
Equity One, Inc. 6.250%, 12/15/14                             40              43
ERAC USA Finance Co. 144A 5.800%, 10/15/12 (4)               195             211
Fifth Third Bancorp 4.500%, 6/1/18                           105             104
First Horizon National Corp. 4.500%, 5/15/13                  50              50
Ford Motor Credit Co., LLC 8.000%, 6/1/14                    100             109
Genworth Financial, Inc.

   For information regarding the footnotes see the Footnote Legend on page 4.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
FINANCIALS--(CONTINUED)
   5.750%, 6/15/14                                   $       110    $        114
   6.515%, 5/22/18                                            40              41
Glen Meadow Pass Through Trust 144A 6.505%,
   2/12/67 (3)(4)                                            110              88
Goldman Sachs Group, Inc. (The) 7.500%, 2/15/19               64              76
Health Care REIT, Inc. 4.700%, 9/15/17                        85              86
Hyundai Capital Services, Inc. 144A 6.000%,
   5/5/15 (4)                                                100             109
ICICI Bank Ltd. 144A 5.750%, 11/16/10 (4)                    175             176
International Lease Finance Corp. 4.750%, 1/13/12             50              50
JPMorgan Chase & Co. Series 1, 7.900%,
   12/31/49 (3)                                               96             103
KeyCorp 6.500%, 5/14/13                                       75              82
Kimco Realty Corp. 4.820%, 8/15/11                           155             159
Lincoln National Corp.
   8.750%, 7/1/19                                             75              97
   6.050%, 4/20/67(3)                                         40              35
Lloyds TSB Bank plc 144A 4.375%, 1/12/15 (4)                 100             102
Lukoil International Finance BV 144A 6.375%,
   11/5/14 (4)                                               100             106
Mercantile Bankshares Corp. Series B, 4.625%,
   4/15/13                                                    84              88
Merrill Lynch & Co., Inc. 6.150%, 4/25/13                     75              82
Morgan Stanley 144A 10.090%, 5/3/17 (4)                      250BRL          141
Nationwide Health Properties, Inc. 6.250%, 2/1/13            130             141
Nissan Motor Acceptance Corp. 144A 4.500%,
   1/30/15 (4)                                                75              80
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
   5.670%, 3/5/14 (4)                                        270             282
PNC Funding Corp. 5.625%, 2/1/17                              70              76
Principal Financial Group, Inc. 7.875%, 5/15/14               55              65
ProLogis
   7.625%, 8/15/14                                            75              81
   6.625%, 5/15/18                                            35              35
Prudential Financial, Inc.
   4.750%, 9/17/15                                            80              87
   8.875%, 6/15/38(3)                                         65              73
Regions Financial Corp.
   7.750%, 11/10/14                                           25              27
   5.750%, 6/15/15                                            20              20
Royal Bank of Scotland plc (The)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
FINANCIALS--(CONTINUED)
   4.875%, 3/16/15                                   $       100    $        105
   3.950%, 9/21/15                                            35              35
Russian Agricultural Bank OJSC (RSHB Capital SA)
   144A 6.299%, 5/15/17 (4)                                  100             104
Santander U.S. Debt S.A. Unipersonal
   (Banco Santander S.A.) 144A 3.781%,
   10/7/15 (4)                                               100              99
SLM Corp. 5.375%, 5/15/14                                    200             195
Societe Generale 144A 3.100%, 9/14/15 (4)                    100             101
SunTrust Banks, Inc. 6.000%, 9/11/17                          75              81
Textron Financial Corp. 5.125%, 11/1/10                      100             100
TNK-BP Finance SA RegS 6.125%, 3/20/12 (5)                   115             120
Unum Group 7.125%, 9/30/16                                    55              64
WEA Finance LLC / WT Finance Australia 144A
   5.750%, 9/2/15 (4)                                         75              84
Webster Financial Corp. 5.125%, 4/15/14                       30              29
Woori Bank 144A 4.750%, 1/20/16 (4)                          125             130
XL Capital Ltd. 5.250%, 9/15/14                               85              91
Zions Bancorp 7.750%, 9/23/14                                 30              32
                                                                    ------------
                                                                           6,943
                                                                    ------------
HEALTH CARE--0.3%
Patheon, Inc. 144A 8.625%, 4/15/17 (4)                        10              10
Select Medical Corp. 7.625%, 2/1/15                           55              54
U.S. Oncology, Inc. 9.125%, 8/15/17                           37              39
Universal Health Services Escrow Corp. 144A
   7.000%, 10/1/18 (4)                                        15              16
                                                                    ------------
                                                                             119
                                                                    ------------
INDUSTRIALS--2.3%
America West Airlines 00-1G 8.057%, 7/2/20                    52              55
American Airlines, Inc. 01-1, 6.977%, 5/23/21                 50              42
Continental Airlines, Inc. 98-1A, 6.648%, 9/15/17            116             119
Esco Corp. 144A 8.625%, 12/15/13 (4)                         154             159
GATX Corp. 4.750%, 5/15/15                                    60              64
Marquette Transportation Co. / Marquette
   Transportation Finance Corp.
   144A 10.875%, 1/15/17 (4)                                  25              26
Owens Corning, Inc. 6.500%, 12/1/16                           70              76
Ryder System, Inc. 3.600%, 3/1/16                             30              30
Steelcase, Inc. 6.500%, 8/15/11                              100             103
Toledo Edison Co. (The) 7.250%, 5/1/20                        30              38
United Rentals North America, Inc. 10.875%,
   6/15/16                                                    55              62

   For information regarding the footnotes see the Footnote Legend on page 4.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
INDUSTRIALS--(CONTINUED)
USG Corp. 144A 9.750%, 8/1/14 (4)                    $        13    $         13
                                                                    ------------
                                                                             787
                                                                    ------------
INFORMATION TECHNOLOGY--0.7%
Agilent Technologies, Inc. 5.500%, 9/14/15                    35              39
Crown Castle Holdings GS V LLC / Crown Castle GS
   III Corp. 144A 7.750%,
   5/1/17 (4)                                                 75              83
Jabil Circuit, Inc. 7.750%, 7/15/16                           48              53
Sorenson Communications, Inc. 144A 10.500%,
   2/1/15 (4)                                                 50              29
SunGard Data Systems, Inc. 9.125%, 8/15/13                    25              26
                                                                    ------------
                                                                             230
                                                                    ------------
MATERIALS--3.3%
Allegheny Technologies, Inc. 9.375%, 6/1/19                  140             169
ArcelorMittal 5.375%, 6/1/13                                 135             145
Bemis Co., Inc. 5.650%, 8/1/14                                20              23
Catalyst Paper Corp. 7.375%, 3/1/14                           50              21
Commercial Metals Co. 7.350%, 8/15/18                        140             152
International Paper Co. 9.375%, 5/15/19                       62              80
Nova Chemicals Corp. 3.748%, 11/15/13(3)                     300             288
Vedanta Resources plc 144A 8.750%, 1/15/14 (4)               100             108
Verso Paper Holdings LLC / Verso Paper, Inc.
   11.500%, 7/1/14                                            50              55
   Series B, 4.216%, 8/1/14(3)                                85              76
                                                                    ------------
                                                                           1,117
                                                                    ------------
TELECOMMUNICATION SERVICES--1.5%
Axtel SAB de C.V. 144A 9.000%, 9/22/19 (4)                    12              11
Clearwire Communications LLC / Clearwire Finance,
   Inc. 144A 12.000%,                                         15              16
   12/1/15 (4)
Embarq Corp. 6.738%, 6/1/13                                   50              55
Nextel Communications, Inc. Series D 7.375%,
   8/1/15                                                     75              76
OJSC Vimpel Communications (VIP Finance Ireland
   Ltd.) 144A 8.375%,
   4/30/13 (4)                                               100             109
SBA Tower Trust 144A 4.254%, 4/15/15 (4)                     115             122
Telecom Italia Capital SA 6.175%, 6/18/14                    100             110
                                                                    ------------
                                                                             499
                                                                    ------------
UTILITIES--0.8%
Allegheny Energy Supply Co. LLC 144A 8.250%,
   4/15/12 (4)                                                40              43
NiSource Finance Corp. 7.875%, 11/15/10                       60              60

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
UTILITIES--(CONTINUED)
Northeast Utilities 5.650%, 6/1/13                   $       105    $        114
Texas Competitive Electric Holdings Co. LLC
   Series A 10.250%, 11/1/15                                  36              24
TransAlta Corp. 4.750%, 1/15/15                               35              38
                                                                    ------------
                                                                             279
                                                                    ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $11,270)                                                 12,160
                                                                    ------------
CONVERTIBLE BONDS--0.2%
MATERIALS--0.2%
Georgia-Pacific Corp. 144A 7.000%, 1/15/15 (4)                75              78
                                                                    ------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $76)                                                         78
                                                                    ------------
LOAN AGREEMENTS(3)--10.9%
CONSUMER DISCRETIONARY--3.7%
AMF Bowling Worldwide, Inc. Tranche B, 2.757%,
   6/7/13                                                     55              48
Cengage Learning Acquisitions, Inc. Tranche,
   2.540%, 7/3/14                                            113             102
Ceridian Corp. Tranche, 3.256%, 11/9/14                       99              89
Ford Motor Co. Tranche B-1, 3.023%, 12/15/13                 270             265
Getty Images, Inc. Tranche B, 6.250%, 7/2/15                  72              73
Harrah's Operating Co., Inc.
   Tranche B-2, 3.498%, 1/28/15                               33              28
   Tranche B-4, 9.500%, 10/31/16                              30              31
Intelsat Jackson Holding Ltd. Tranche, 3.533%,
   2/1/14                                                     90              85
Isle of Capri Casinos, Inc.
   Tranche DD-A, 5.000%, 11/25/13                             11              10
   Tranche, 5.000%, 11/25/13                                  31              30
   Tranche DD-B, 5.000%, 11/25/13                             12              12
Mediacom Illinois LLC Tranche D, 5.500%, 3/31/17              87              86
Neiman-Marcus Group, Inc. (The) Tranche, 2.276%,
   4/6/13                                                     47              45
Nielsen Finance LLC
   Tranche A, 2.258%, 8/9/13                                  58              56
   Tranche B, 4.008%, 5/1/16                                  33              32
Six Flags Theme Parks, Inc. Tranche B, 6.000%,
   6/30/16                                                    63              63
Toys "R" Us, Inc. Tranche, 6.000%, 9/1/16                     50              50

   For information regarding the footnotes see the Footnote Legend on page 4.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
CONSUMER DISCRETIONARY--(CONTINUED)
Univision Communications, Inc. Tranche B, 2.506%,
   9/29/14                                           $        84    $         74
Visant Corp. Tranche B, 7.000%, 12/22/16                      15              15
VWR Funding, Inc. Tranche, 2.756%, 6/30/14                    64              60
                                                                    ------------
                                                                           1,254
                                                                    ------------
CONSUMER STAPLES--0.1%
Reynolds Group Holdings Ltd. Tranche, 6.250%,
   5/5/16                                                     25              25
                                                                    ------------
FINANCIALS--0.9%
AGFS Funding Co. Tranche, 7.250%, 4/21/15                     45              45
Agile Property Holdings Ltd. Tranche, 3.006%,
   1/25/13                                                   125             115
Fortress Invest Group Tranche, 0.000%, 9/30/15                35              35
Pinnacle Foods Finance LLC / Pinnacle Food Finance
   Corp. Tranche, 2.758%,
   4/2/14                                                     44              43
Universal City Development Partners, Ltd. Tranche,
   5.500%, 11/6/14                                            12              12
Vanguard Health Holding Co., II LLC Tranche,
   5.000%, 1/29/16                                            45              45
                                                                    ------------
                                                                             295
                                                                    ------------
HEALTH CARE--0.4%
Health Management Associates, Inc. Tranche B,
   2.039%, 2/28/14                                            32              30
HealthSouth Corp. Tranche 2, 4.150%, 9/10/15                  46              46
Multiplan, Inc. Tranche, 6.500%, 8/26/17                      30              30
NBTY, Inc. Tranche B, 0.000%, 10/1/17                         25              25
                                                                    ------------
                                                                             131
                                                                    ------------
INDUSTRIALS--1.5%
ARAMARK Corp.
   Letter of Credit 1, 0.106%, 1/26/14                         1               1
   Tranche, 2.640%, 1/26/14                                   12              11
   Letter of Credit 2, 0.106%, 7/26/16                         2               2
   Tranche B, 3.539%, 7/26/16                                 26              25
Bucyrus International, Inc. Tranche C, 4.500%,
   2/19/16                                                    45              45
Harland Clarke Holdings Corp. Tranche B, 2.776%,
   6/30/14                                                    89              78
Holdings Gaming Borrower LP Tranche B-1, 12.000%,
   6/30/15                                                    45              45
Interactive Data Corp. Tranche, 6.750%, 1/29/17               64              65

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
INDUSTRIALS--(CONTINUED)
ServiceMaster Co. (The)
   Tranche DD, 2.760%, 7/24/14                       $        14    $         13
   Tranche, 2.773%, 7/24/14                                  139             131
Transaction Network Services, Inc. Tranche,
   6.000%, 11/18/15                                           45              46
TransUnion LLC Tranche B, 7.000%, 6/15/17                     40              41
                                                                    ------------
                                                                             503
                                                                    ------------
INFORMATION TECHNOLOGY--1.0%
Allen Systems Group, Inc. Tranche, 8.500%,
   10/18/13                                                   34              34
Avaya, Inc. Tranche B-1, 3.058%, 10/24/14                     84              75
Dresser, Inc. Tranche, 6.112%, 5/4/15                         60              58
DynCorp International LLC Tranche, 6.250%, 7/7/16             55              55
Freescale Semiconductor, Inc. Tranche, 4.509%,
  12/1/16                                                     68              62
Reynolds & Reynolds Co. (The) Tranche B, 5.250%,
   4/21/17                                                    23              23
Spansion LLC Tranche, 7.500%, 2/9/15                          30              30
                                                                    ------------
                                                                             337
                                                                    ------------
MATERIALS--1.5%
Anchor Glass Container Corp.
   Tranche, 6.000%, 3/2/16                                    58              58
   Tranche, 10.000%, 9/2/16                                   50              49
Berry Plastics Group, Inc. Tranche C, 2.376%,
   4/3/15                                                    143             131
Building Materials Holdings Corp. Tranche, 3.667%,
   1/5/15 (6)                                                 50              40
Huntsman International LLC Tranche B, 1.879%,
   4/19/14                                                    14              14
JohnsonDiversey, Inc. Tranche B, 5.500%, 11/24/15             47              47
Lyondell Chemical Co. Tranche, 5.500%, 4/8/16                 50              50
Nalco Co.
   Tranche, 6.500%, 5/13/16                                   30              30
   Tranche B-1, 0.000%, 9/21/17                               22              22
Smurfit-Stone Container Enterprise Tranche,
   3.625%, 2/22/16                                            20              20
Solutia, Inc. Tranche, 4.750%, 3/17/17                        29              29
                                                                    ------------
                                                                             490
                                                                    ------------

   For information regarding the footnotes see the Footnote Legend on page 4.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
TELECOMMUNICATION SERVICES--1.2%
Cincinnati Bell, Inc. Tranche B, 6.625%, 6/11/17     $        50    $         50
Level 3 Communications, Inc.
   Tranche A, 2.642%, 3/13/14                                 87              80
   Tranche B, 11.500%, 3/13/14                                26              28
nTelos, Inc. Tranche B, 5.750%, 8/7/15                       251             252
                                                                    ------------
                                                                             410
                                                                    ------------
UTILITIES--0.6%
New Development Holdings LLC Tranche, 7.000%,
   7/3/17                                                     55              56
NRG Energy, Inc.
   Tranche, 1.767%, 2/1/13                                    12              11
   Letter of Credit 1.789%, 2/1/13                           104             101
Texas Competitive Electric Holdings Co., LLC
   Tranche B-2, 3.843%, 10/10/14                              60              47
                                                                    ------------
                                                                             215
                                                                    ------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $3,568)                                                   3,660
                                                                    ------------

                                                        SHARES          VALUE
                                                     -----------    ------------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
GMAC, Inc. (Ally) 7.00% 144A(4)                                5               5
                                                                    ------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $2)                                                           5
                                                                    ------------
COMMON STOCKS--0.2%
FINANCIALS--0.1%
CIT Group, Inc.(2)                                         1,257              51
                                                                    ------------
MATERIALS--0.1%
Building Materials Holding Corp.                          27,113              20
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $86)                                                         71
                                                                    ------------
EXCHANGE-TRADED FUNDS--0.1%
iShares FTSE/Xinhua China 25 Index Fund                      975              42
                                                                    ------------
TOTAL EXCHANGE-TRADED
FUNDS
(IDENTIFIED COST $43)                                                         42
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $31,857)                                                 33,287
                                                                    ------------

                                                        SHARES          VALUE
                                                     -----------    ------------
SHORT-TERM INVESTMENTS--0.4%
MONEY MARKET MUTUAL FUNDS--0.4%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day
   effective yield 0.210%)                               150,693    $        151
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $151)                                                       151
                                                                    ------------
TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $32,008)                                                 33,438(1)
Other Assets and Liabilities--1.0%                                           321
                                                                    ------------
NET ASSETS--100.0%                                                  $     33,759
                                                                    ============

ABBREVIATIONS:

FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").
NATL  National Public Finance Guarantee Corp.
PIK   Payment-in-Kind Security
REIT  Real Estate Investment Trust

FOREIGN CURRENCIES:

AUD   Australian Dollar
BRL   Brazil Real
CAD   Canadian Dollar
COP   Colombian Peso
IDR   Indonesian Rupiah
KRW   Korean Won
NOK   Norwegian Krone
NZD   New Zealand Dollar
PLZ   Polish Zloty
SEK   Swedish Krona
TRY   New Turkish Lira
ZAR   South Africa Rand

   For information regarding the footnotes see the Footnote Legend on page 4.

                  PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)


COUNTRY WEIGHTINGS as of 9/30/10 +
United States (includes short-
   term investments)                  79%
Canada                                 3
Russia                                 3
South Korea                            2
Australia                              1
United Kingdom                         1
Venezuela                              1
Other                                 10
                                     ---
Total                                100%
                                     ---

+    % of total investments as of September 30, 2010

   For information regarding the footnotes see the Footnote Legend on page 4.

================================================================================

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                   TOTAL VALUE               LEVEL 2       LEVEL 3
                                        AT       LEVEL 1   SIGNIFICANT   SIGNIFICANT
                                    SEPTEMBER     QUOTED    OBSERVABLE   UNOBSERVABLE
($ reported in thousands)            30, 2010     PRICES      INPUTS        INPUTS
                                   -----------   -------   -----------   ------------
INVESTMENTS IN SECURITIES:
Debt Securities:
   Asset-Backed Securities           $ 4,052       $ --      $ 4,052         $ --
   Convertible Bonds                      78         --           78           --
   Corporate Bonds                    12,160         --       12,160           --
   Foreign Government Securities       3,571         --        3,571           --
   Loan Agreements                     3,660         --        3,505          155
   Mortgage-Backed Securities          9,422         --        9,422           --
   Municipal Bonds                       226         --          226           --
Equity Securities:
   Common Stocks                          71         51           --           20
   Exchange-Traded
   Funds                                  42         42           --           --
   Preferred Stock                         5          5           --           --
   Short-Term Investments                151        151           --           --
                                     -------       ----      -------         ----
Total Investments                    $33,438       $249      $33,014         $175
                                     =======       ====      =======         ====

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                             Loan      Common
                                                  Total   Agreements   Stocks
                                                  -----   ----------   ------
BALANCE AS OF DECEMBER 31, 2009:                   $ --      $ --       $ --
Accrued discounts (premiums)                         --        --         --
Realized gain (loss)                                 --        --         --
Change in unrealized appreciation (depreciation)     --        --         --
Net purchases (sales)(a)                             --        --         --
Transfers in and/or out of level 3(b)               175       155         20
                                                   ----      ----       ----
BALANCE AS OF SEPTEMBER 30, 2010:                  $175      $155       $ 20
                                                   ====      ====       ====

(a)  Includes paydowns, if any

(b) "Transfers in and/or out" represent the ending value as of September 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                         PHOENIX SMALL-CAP GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--98.1%
CONSUMER DISCRETIONARY--21.0%
7 Days Group Holdings Ltd(2)                                6,800   $        122
Capella Education Co.(2)                                    3,600            279
Gaylord Entertainment Co.(2)                               11,400            348
Grand Canyon Education, Inc.(2)                            17,000            373
hhgregg, Inc.(2)                                           14,000            347
Hibbett Sports, Inc.                                       10,300            257
Home Inns & Hotels Management Inc(2)                        5,000            247
HSN, Inc.(2)                                                7,900            236
Maidenform Brands, Inc.(2)                                  8,600            248
Makemytrip Ltd(2)                                           6,900            267
Orient-Express Hotel Ltd. Class A(2)                       53,400            595
Steiner Leisure Ltd.(2)                                     6,400            244
Steven Madden Ltd.(2)                                       8,350            343
Tractor Supply Co.                                          8,400            333
Vitamin Shoppe, Inc.(2)                                     9,300            255
Warnaco Group, Inc. (The)(2)                                7,500            384
                                                                    ------------
                                                                           4,878
                                                                    ------------
CONSUMER STAPLES--2.3%
Diamond Foods, Inc.                                         7,200            295
TreeHouse Foods, Inc.(2)                                    5,200            240
                                                                    ------------
                                                                             535
                                                                    ------------
ENERGY--4.1%
Brigham Exploration Co.(2)                                 18,200            341
Concho Resources, Inc.(2)                                   4,785            317
Rosetta Resources, Inc.(2)                                 12,600            296
                                                                    ------------
                                                                             954
                                                                    ------------
FINANCIALS--4.7%
Green Dot Corp(2)                                           5,100            247
HFF, Inc. Class A(2)                                       10,300             96
Jones Lang LaSalle, Inc.                                    3,900            337
Portfolio Recovery Associates, Inc.(2)                      6,300            407
                                                                    ------------
                                                                           1,087
                                                                    ------------
HEALTH CARE--16.5%
Air Methods Corp.(2)                                        7,800            324
Alexion Pharmaceuticals, Inc.(2)                            5,700            367
Cyberonics, Inc.(2)                                        12,100            323
HMS Holdings Corp.(2)                                       6,100            359
Neogen Corp.(2)                                             7,700            261
NuVasive, Inc.(2)                                           8,600            302

                                                        SHARES          VALUE
                                                     ------------   ------------
HEALTH CARE--(CONTINUED)
Salix Pharmaceuticals Ltd.(2)                               8,600   $        342
Sirona Dental Systems, Inc.(2)                             10,100            364
SXC Health Solutions Corp.(2)                               8,000            292
Thoratec Corp.(2)                                           1,300             48
Volcano Corp.(2)                                           16,200            421
Zoll Medical Corp.(2)                                      13,900            448
                                                                    ------------
                                                                           3,851
                                                                    ------------
INDUSTRIALS--16.4%
Actuant Corp. Class A                                      13,000            298
BE Aerospace, Inc.(2)                                      16,300            494
Corporate Executive Board Co. (The)                         9,500            300
Digitalglobe Inc(2)                                         8,100            246
Global Defense Technology & Systems, Inc.(2)               18,500            253
Heico Corp.                                                15,925            727
HUB Group, Inc. Class A(2)                                 10,700            313
MSC Industrial Direct Co., Inc. Class A                     5,200            281
Nordson Corp.                                               4,000            295
Polypore International, Inc.(2)                            11,500            347
Watsco, Inc.                                                4,500            251
                                                                    ------------
                                                                           3,805
                                                                    ------------
INFORMATION TECHNOLOGY--29.0%
Aruba Networks Inc(2)                                      11,200            239
Cavium Networks, Inc.(2)                                   12,300            354
DTS, Inc.(2)                                                9,100            347
Finisar Corp.(2)                                           16,100            303
Gartner, Inc.(2)                                            8,100            238
GSI Commerce, Inc.(2)                                       9,800            242
Littelfuse, Inc.(2)                                         7,100            310
LivePerson, Inc.(2)                                        37,000            311
LogMeIn, Inc.(2)                                           11,000            396
Loopnet, Inc.(2)                                           23,100            273
MercadoLibre, Inc.(2)                                       4,700            339
Oclaro, Inc.(2)                                            26,500            424
OpenTable, Inc.(2)                                          4,300            293
Rackspace Hosting, Inc.(2)                                 12,000            312
Riverbed Technology, Inc.(2)                                6,400            292
SS&C Technologies Holdings, Inc.(2)                        22,000            348
Syntel, Inc.                                                7,200            320
TIBCO Software, Inc.(2)                                    17,400            309
Ultimate Software Group, Inc.(2)                           21,800            842
Vanceinfo Technologies, Inc.  ADR(2)                        8,100            262
                                                                    ------------
                                                                           6,754
                                                                    ------------

   For information regarding the footnotes see the Footnote Legend on page 4.

                         PHOENIX SMALL-CAP GROWTH SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
MATERIALS--4.1%
Ferro Corp.(2)                                             25,400   $        328
Sensient Technologies Corp.                                10,100            308
Solutia, Inc.(2)                                           19,800            317
                                                                    ------------
                                                                             953
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $18,668)                                                 22,817
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $18,668)                                                 22,817
                                                                    ------------
SHORT-TERM INVESTMENTS--1.6%
MONEY MARKET MUTUAL FUNDS--1.6%
Dreyfus Cash Management Fund - Institutional
  Shares (seven-day effective yield 0.210%)               382,438            382
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $382)                                                       382
                                                                    ------------
TOTAL INVESTMENTS--99.7%
   (IDENTIFIED COST $19,050)                                              23,199(1)
Other assets and liabilities, net--0.3%                                       77
                                                                    ------------
NET ASSETS--100.0%                                                  $     23,276
                                                                    ============

Abbreviation:

ADR  American Depositary Receipt.

   For information regarding the footnotes see the Footnote Legend on page 4.

                         PHOENIX SMALL-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10 +
----------------------------------
United States (includes short-
   term investments)                  90%
Bermuda                                3
China                                  3
Argentina                              1
Bahamas                                1
Canada                                 1
India                                  1
                                     ---
Total                                100%
                                     ---

+    % of total investments as of September 30, 2010

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                             TOTAL VALUE
                                  AT       LEVEL 1
                              SEPTEMBER     QUOTED
($ reported in thousands)      30, 2010     PRICES
                             -----------   -------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks               $22,817     $22,817
   Short-Term Investments          382         382
                               -------     -------
Total Investments              $23,199     $23,199
                               =======     =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                         PHOENIX SMALL-CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--96.7%
CONSUMER DISCRETIONARY--17.2%
Brinker International, Inc.                                20,200   $        381
Children's Place Retail Stores, Inc. (The)(2)               7,958            388
Finish Line, Inc. (The) Class A                            26,100            363
Jo-Ann Stores, Inc.(2)                                     16,800            749
John Wiley & Sons, Inc. Class A                             9,555            390
Papa John's International, Inc.(2)                         15,600            412
Rent-A-Center, Inc.                                        16,900            378
True Religion Apparel, Inc.(2)                             34,300            732
Vail Resorts, Inc.(2)                                      20,000            750
Warnaco Group, Inc. (The)(2)                               15,300            782
Wolverine World Wide, Inc.                                 27,800            807
                                                                    ------------
                                                                           6,132
                                                                    ------------
CONSUMER STAPLES--3.2%
BJ's Wholesale Club, Inc.(2)                                8,700            361
Spartan Stores, Inc.                                       53,900            782
                                                                    ------------
                                                                           1,143
                                                                    ------------
ENERGY--7.9%
Approach Resources, Inc.(2)                                15,700            176
Atlas Energy, Inc.(2)                                      25,000            716
Dawson Geophysical Co.(2)                                  14,159            377
GeoResources, Inc.(2)                                      47,900            762
Rex Energy Corp.(2)                                        60,900            779
                                                                    ------------
                                                                           2,810
                                                                    ------------
FINANCIALS--23.2%
BancFirst Corp.                                            10,300            417
Calamos Asset Management, Inc. Class A                     68,110            783
Chemical Financial Corp.                                   17,245            356
East West Bancorp, Inc.                                    33,400            544
Equity Lifestyle Properties, Inc.                          13,200            719
First Citizens BancShares, Inc. Class A                     2,218            411
First Financial Bancorp                                    21,700            362
FirstMerit Corp.                                           39,500            723
Healthcare Realty Trust, Inc.                              31,900            746
Infinity Property & Casualty Corp.                          8,300            405
Knight Capital Group, Inc. Class A(2)                      56,900            705
Suffolk Bancorp                                             6,700            170
SVB Financial Group(2)                                      9,200            389
Texas Capital Bancshares, Inc.(2)                          45,000            777
UMB Financial Corp.                                        21,000            746
                                                                    ------------
                                                                           8,253
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
HEALTH CARE--4.1%
CryoLife, Inc.(2)                                         123,400        $   749
HealthSouth Corp.(2)                                       38,100            731
                                                                    ------------
                                                                           1,480
                                                                    ------------
INDUSTRIALS--22.9%
Aaon, Inc.                                                 16,500            388
Astec Industries, Inc.(2)                                  23,727            677
Genesee & Wyoming, Inc. Class A(2)                         18,200            790
Kaydon Corp.                                               20,900            723
Landstar System, Inc.                                      20,200            780
Layne Christensen Co.(2)                                   27,382            709
Lennox International, Inc.                                  8,200            342
Moog, Inc. Class A(2)                                      20,000            710
Rollins, Inc.                                              31,100            727
Saia, Inc.(2)                                              26,600            397
Smith (A.O.) Corp.                                         13,300            770
Teledyne Technologies, Inc.(2)                              9,800            390
Wabtec Corp.                                               16,100            770
                                                                    ------------
                                                                           8,173
                                                                    ------------
INFORMATION TECHNOLOGY--9.0%
Benchmark Electronics, Inc.(2)                             22,845            375
ManTech International Corp. Class A(2)                     17,800            705
MKS Instruments, Inc.(2)                                   36,099            649
Quest Software, Inc.(2)                                    29,900            735
SYNNEX Corp.(2)                                            26,800            754
                                                                    ------------
                                                                           3,218
                                                                    ------------
MATERIALS--3.2%
Sensient Technologies Corp.                                25,100            765
Thompson Creek Metals Co., Inc.(2)                         33,500            361
                                                                    ------------
                                                                           1,126
                                                                    ------------
UTILITIES--6.0%
Avista Corp.                                               33,300            695
Cleco Corp.                                                24,500            726
Portland General Electric Co.                              34,600            702
                                                                    ------------
                                                                           2,123
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $31,012)                                                 34,458
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $31,012)                                                 34,458
                                                                    ------------

   For information regarding the footnotes see the Footnote Legend on page 4.

                         PHOENIX SMALL-CAP VALUE SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
SHORT-TERM INVESTMENTS--3.3%
MONEY MARKET MUTUAL FUNDS--3.3%
Dreyfus Cash Management Fund - Institutional Shares
  (seven-day effective yield 0.210%)                    1,180,232   $      1,180
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,180)                                                   1,180
                                                                    ------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $32,192)                                                 35,638(1)
Other assets and liabilities, net--0.0%                                       (4)
                                                                    ------------
NET ASSETS--100.0%                                                  $     35,634
                                                                    ============

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                              TOTAL VALUE
                                   AT       LEVEL 1
                               SEPTEMBER     QUOTED
($ reported in thousands)       30, 2010     PRICES
                              -----------   -------
INVESTMENTS IN SECURITIES::
Equity Securities:
   Common Stocks                $34,458     $34,458
   Short-Term Investments         1,180       1,180
                                -------     -------
Total Investments               $35,638     $35,638
                                =======     =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                       PHOENIX STRATEGIC ALLOCATION SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE          VALUE
                                                    -----------     ------------
U.S. GOVERNMENT SECURITIES--0.8%
U.S. Treasury Bond 3.500%, 5/15/20                  $     1,150     $      1,248
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,163)                                                   1,248
                                                                    ------------
MUNICIPAL BONDS--2.5%
CALIFORNIA--1.4%
Alameda Corridor Transportation Authority Taxable
   Series 99 - C, (NATL
   Insured) 6.600%, 10/1/29                               1,000              975
Kern County Pension Obligation Taxable (NATL-RE
   Insured) 7.260%, 8/15/14                                 420              455
Sonoma County Pension Obligation Taxable (FSA
   Insured) 6.625%, 6/1/13                                  655              693
                                                                    ------------
                                                                           2,123
                                                                    ------------
FLORIDA--0.1%
Miami-Dade County Educational Facilities Authority
   Taxable Series C 5.480%, 4/1/16                          105              112
                                                                    ------------
KENTUCKY--0.1%
State of Kentucky General Fund Taxable 3.165%,
   4/1/18                                                   140              142
                                                                    ------------
PENNSYLVANIA--0.8%
City of Pittsburgh Pension Obligation Taxable
   Series C (NATL- RE, FGIC Insured) 6.500%,
   3/1/17                                                 1,250            1,351
                                                                    ------------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable Series
   07-A1, 6.706%, 6/1/46                                    220              152
                                                                    ------------
TOTAL MUNICIPAL BONDS
   (IDENTIFIED COST $3,699)                                                3,880
                                                                    ------------
FOREIGN GOVERNMENT SECURITIES--1.0%
Bolivarian Republic of Venezuela
   RegS 5.750%, 2/26/16(5)                                   80               56
   9.250%, 9/15/27                                           95               70
Commonwealth of Australia Series 123, 5.750%,
   4/15/12                                                  235 AUD          230
Commonwealth of Canada
   2.750%, 12/1/10                                          345 CAD          336
   2.000%, 9/1/12                                            50 CAD           49

                                                     PAR VALUE          VALUE
                                                    -----------     ------------
Commonwealth of New Zealand Series 1111, 6.000%,
   11/15/11                                                 200 NZD $        151
Kingdom of Norway Series 469 6.000%, 5/16/11                565 NOK           98
Kingdom of Sweden Series 1045, 5.250%, 3/15/11              335 SEK           51
Republic of Korea Series 1112, 4.750%, 12/10/11          71,500 KRW           64
Republic of Lithuania 144A 7.375%, 2/11/20 (4)       $      150              167
Republic of South Africa Series R-201 8.750%,
   12/21/14                                                 450 ZAR           68
Republic of Sri Lanka 144A 6.250%, 10/4/20 (4)              125              127
Republic of Turkey 0.000%, 2/2/11                           115 TRY           78
                                                                    ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (IDENTIFIED COST $1,509)                                                1,545
                                                                    ------------
MORTGAGE-BACKED SECURITIES--13.4%
AGENCY--4.6%
FNMA
   4.000%, 6/1/20                                           377              397
   4.500%, 7/1/20                                            27               28
   6.500%, 10/1/31                                           18               20
   6.000%, 9/1/32                                           105              116
   5.000%, 10/1/35                                          285              301
   5.500%, 4/1/37                                           133              142
   6.000%, 10/1/37                                          192              206
   5.500%, 6/1/38                                           123              131
   5.000%, 1/1/39                                           235              247
   6.000%, 1/1/39                                           225              242
   4.500%, 3/1/39                                           446              465
   6.000%, 3/1/39                                           175              189
   4.000%, 4/15/39                                          292              301
   5.000%, 4/15/39                                          636              670
   5.500%, 4/15/39                                          153              163
   6.000%, 4/15/39                                          127              137
   4.000%, 5/15/39                                          568              585
   5.000%, 5/15/39                                          292              308
   4.500%, 6/15/39                                        1,111            1,158
   5.500%, 6/15/39                                          312              332
   4.500%, 2/1/40                                           220              230
GNMA
   6.500%, 11/15/23                                          55               61
   6.500%, 12/15/23                                           7                8
   6.500%, 2/15/24                                           72               80
   6.500%, 6/15/28                                          126              142
   6.500%, 7/15/31                                           63               71
   6.500%, 11/15/31                                          60               68

   For information regarding the footnotes see the Footnote Legend on page 4.

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
AGENCY--(CONTINUED)
   6.500%, 2/15/32                                   $        54    $         60
   6.500%, 4/15/32                                            72              80
                                                                    ------------
                                                                           6,938
                                                                    ------------
NON-AGENCY--8.8%
Bear Stearns Commercial Mortgage Securities, Inc.
   06-PW12, A4 5.907%, 9/11/38(3)                            940           1,049
   07-PW18, AM 6.084%, 6/13/50                               550             502
Citigroup/Deutsche Bank Commercial Mortgage Trust
   06-CD2, A4 5.348%, 1/15/46 (3)                          1,190           1,283
Credit Suisse Mortgage Capital Certificates 06-C1,
   A4 5.609%, 2/15/39 (3)                                  1,710           1,883
GE Capital Commercial Mortgage Corp. 03-C1,
   C 4.975%, 1/10/38                                         175             184
Goldman Sachs Mortgage Securities Corp. II 05-GG4,
   AJ 4.782%, 7/10/39                                        800             686
Goldman Sachs Mortgage Securities Trust 07-GG10,
   A4 6.002%, 8/10/45 (3)                                    460             481
JPMorgan Chase Commercial Mortgage Securities
   Corp
   06-LDP7, AM 6.062%, 4/15/45(3)                            125             124
   07-LD12, A4 5.882%, 2/15/51                               425             446
Lehman Brothers - UBS Commercial Mortgage Trust
   06-C6, A4 5.372%, 9/15/39                                 325             354
   07-C2, A2 5.303%, 2/15/40                               1,216           1,264
   07-C6, A2 5.845%, 7/15/40                                 497             521
   07-C7, A3 5.866%, 9/15/45                                 700             740
Morgan Stanley Capital I
   06-T23, A4 5.981%, 8/12/41(3)                             790             884
   06-IQ12, A4 5.332%, 12/15/43                              525             572
Timberstar Trust 06-1A, A 144A 5.668%,
   10/15/36 (4)                                              675             753
Wachovia Bank Commercial Mortgage Trust
   07-C30, A5 5.342%, 12/15/43                               285             280
   07-C33, A4 6.102%, 2/15/51(3)                             425             444
Wells Fargo Mortgage Backed Securities Trust
   04-EE, 2A3 2.883%, 12/25/34(3)                            278             231
   05-AR4, 2A2 2.953%, 4/25/35(3)                            105             100

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
NON-AGENCY--(CONTINUED)
   05-AR4, 2A1 2.953%, 4/25/35(3)                    $       701    $        645
                                                                    ------------
                                                                          13,426
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $18,929)                                                 20,364
                                                                    ------------
ASSET-BACKED SECURITIES--1.1%
Bayview Financial Acquisition Trust 06-A, 1A2
   5.483%, 2/28/41                                           274             273
Dunkin Securitization/DB Master Finance LLC 06-1,
   M1 144A 8.285%, 6/20/31 (4)                               305             301
JPMorgan Mortgage Acquisition Corp.
   06-CW2, AF3 5.777%, 8/25/36                               470             252
   06-CW2, AF4 6.080%, 8/25/36                               530             278
Popular ABS Mortgage Pass Through Trust 05-5, AF3
   5.086%, 11/25/35 (3)                                      133             132
Residential Funding Mortgage Securities II, Inc.
   06-HSA1, A3 5.230%, 2/25/36                               913             427
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,626)                                                   1,663
                                                                    ------------
CORPORATE BONDS--19.7%
CONSUMER DISCRETIONARY--1.5%
Advance Auto Parts, Inc. 5.750%, 5/1/20                       40              43
Arcos Dorados B.V. 144A 7.500%, 10/1/19 (4)                  125             136
Cequel Communications Holdings I LLC / Cequel
   Capital Corp. 144A 8.625%, 11/15/17 (4)                    30              32
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
   6.375%, 6/15/15                                           160             166
Harrah's Operating Co., Inc. 11.250%, 6/1/17                 125             137
Hasbro, Inc. 6.300%, 9/15/17                                 200             223
International Game Technology 7.500%, 6/15/19                150             178
Korea Expressway Corp. 144A 4.500%, 3/23/15 (4)              100             105
Landry's Restaurants, Inc. 11.625%, 12/1/15                   83              88
QVC, Inc. 144A 7.500%, 10/1/19 (4)                           150             157
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16                 285             298
Seneca Gaming Corp. Series B 7.250%, 5/1/12                  225             223
Staples, Inc. 9.750%, 1/15/14                                 40              50
Time Warner Cable, Inc. 5.850%, 5/1/17                       130             148
Universal City Development Partners Ltd. /
   Universal City Development Partners Finance,
   Inc. 8.875%, 11/15/15                                      20              21
Videotron Ltee 6.375%, 12/15/15                              175             180

   For information regarding the footnotes see the Footnote Legend on page 4.

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
CONSUMER DISCRETIONARY--(CONTINUED)
Wyndham Worldwide Corp.
   6.000%, 12/1/16                                   $        60    $         63
   5.750%, 2/1/18                                             25              25
                                                                    ------------
                                                                           2,273
                                                                    ------------
CONSUMER STAPLES--0.3%
BAT International Finance plc 144A 9.500%,
   11/15/18 (4)                                               50              68
Diversey, Inc. 8.250%, 11/15/19                               15              16
Rite Aid Corp. 144A 8.000%, 8/15/20 (4)                       20              20
Tate & Lyle International Finance plc 144A 6.625%,
   6/15/16 (4)                                               275             310
                                                                    ------------
                                                                             414
                                                                    ------------
ENERGY--1.4%
Anadarko Petroleum Corp. 6.375%, 9/15/17                     160             176
Buckeye Partners LP 6.050%, 1/15/18                           50              56
Coffeyville Resources LLC / Coffeyville Finance,
   Inc. 144A 10.875%, 4/1/17 (4)                             125             132
Denbury Resources, Inc. 7.500%, 12/15/15                     185             193
Energy Transfer Equity LP 7.500%, 10/15/20                    20              21
Expro Finance Luxembourg SCA 144A 8.500%,
   12/15/16 (4)                                              125             120
Helix Energy Solutions Group, Inc. 144A 9.500%,
   1/15/16 (4)                                                50              51
Holly Corp. 9.875%, 6/15/17                                   12              13
Newfield Exploration Co. 6.625%, 9/1/14                      100             103
Petrohawk Energy Corp. 10.500%, 8/1/14                       100             114
Petroleos Mexicanos 144A 6.000%, 3/5/20 (4)                  105             116
Petropower I Funding Trust 144A 7.360%,
   2/15/14 (4)                                               238             242
Pioneer Drilling Co. 144A 9.875%, 3/15/18 (4)                 20              21
QEP Resources, Inc. 6.875%, 3/1/21                           100             109
Rowan Cos., Inc. 5.000%, 9/1/17                              100             103
SEACOR Holdings, Inc. 7.375%, 10/1/19                        150             164
Swift Energy Co. 7.125%, 6/1/17                              175             174
Transocean, Inc. 6.500%, 11/15/20                            150             163
Valero Energy Corp. 4.500%, 2/1/15                            50              53
Weatherford International Ltd. 9.625%, 3/1/19                 45              59
                                                                    ------------
                                                                           2,183
                                                                    ------------
FINANCIALS--9.9%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14 (4)            150             153

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
FINANCIALS--(CONTINUED)
AFLAC, Inc. 8.500%, 5/15/19                          $       100    $        127
Ally Financial, Inc.
   6.875%, 9/15/11                                            24              25
   6.750%, 12/1/14                                            49              52
American General Finance Corp. 5.400%, 12/1/15               100              81
AmSouth Bank N.A. Series AI 4.850%, 4/1/13                   200             201
AON Corp. 5.000%, 9/30/20                                     85              87
Assurant, Inc. 5.625%, 2/15/14                               250             267
Banco Bilbao Vizcaya Argentaria S.A. International
   Preferred S.A Unipersonal 5.919%, 12/31/49(3)             110              95
Banco Bradesco SA 144A 5.900%, 1/16/21 (4)                   150             152
Banco do Brasil SA 144A 5.375%, 1/15/21 (4)                  150             149
Banco Santander 144A 3.750%, 9/22/15 (4)                     100             101
Banco Santander SA 144A 4.500%, 4/6/15 (4)                   100             103
Bank of America Corp. 5.650%, 5/1/18                         400             424
Bank of America Corp. Capital Trust XI 6.625%,
   5/23/36                                                   325             340
Barclays Bank plc
   5.200%, 7/10/14                                           140             155
   144A 5.926%, 9/29/49(3)(4)                                100              93
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18             250             305
Blackstone Holdings Finance Co., LLC 144A 6.625%,
   8/15/19 (4)                                               135             143
Bosphorus Financial Services Ltd. 144A 2.176%,
   2/15/12 (3)(4)                                            150             147
Brandywine Operating Partnership LP 7.500%,
   5/15/15                                                   125             140
Capital One Capital VI 8.875%, 5/15/40                       100             105
Capital One Financial Corp. 6.150%, 9/1/16                   125             137
Citigroup, Inc.
   5.000%, 9/15/14                                            40              42
   4.875%, 5/7/15                                            150             156
   5.500%, 2/15/17                                            45              46
City National Corp. 5.250%, 9/15/20                          100             102
CNA Financial Corp. 5.850%, 12/15/14                         150             161
CommonWealth REIT 5.750%, 11/1/15                            275             291
Deutsche Bank Financial LLC 5.375%, 3/2/15                   131             144
Discover Bank 7.000%, 4/15/20                                250             272
DuPont Fabros Technology LP 8.500%, 12/15/17                 125             135
Equity One, Inc. 6.250%, 12/15/14                            100             108
Export-Import Bank of Korea 5.875%, 1/14/15                  100             112

   For information regarding the footnotes see the Footnote Legend on page 4.

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
FINANCIALS--(CONTINUED)
Fidelity National Financial Sevices, Inc. 6.600%,
   5/15/17                                           $       175    $        181
Fifth Third Bancorp 4.500%, 6/1/18                           150             148
First Niagara Financial Group, Inc. 6.750%,
   3/19/20                                                   125             138
Ford Motor Credit Co., LLC 8.125%, 1/15/20                   150             173
General Electric Capital Corp. 5.375%, 10/20/16              700             785
Genworth Financial, Inc.
   5.750%, 6/15/14                                           125             129
   6.515%, 5/22/18                                            85              87
Glen Meadow Pass Through Trust 144A 6.505%,
   2/12/67 (3)(4)                                            135             108
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                           165             181
   6.150%, 4/1/18                                            175             194
   5.375%, 3/15/20                                            50              53
Health Care REIT, Inc. 4.700%, 9/15/17                       150             152
Hyundai Capital Services, Inc. 144A 6.000%,
   5/5/15 (4)                                                100             109
JPMorgan Chase & Co.
   5.250%, 5/1/15                                            250             274
   Series 1, 7.900%, 12/31/49(3)                              89              95
KeyBank NA 4.950%, 9/15/15                                   170             181
Kimco Realty Corp. 6.875%, 10/1/19                           150             175
Korea Development Bank
   5.300%, 1/17/13                                           137             146
   4.375%, 8/10/15                                           100             106
Lincoln National Corp. 6.050%, 4/20/67(3)                     50              44
Lloyds Banking Group Capital No.1 plc 144A 7.875%,
   11/1/20 (4)                                             1,000             985
Lloyds TSB Bank plc 144A 6.500%, 9/14/20 (4)                 150             151
Lukoil International Finance BV 144A 7.250%,
   11/5/19 (4)                                               175             191
Mercantile Bankshares Corp. Series B, 4.625%,
   4/15/13                                                   208             217
Morgan Stanley 5.750%, 10/18/16                              100             108
National Capital Trust II 144A 5.486%,
   12/29/49 (3)(4)                                           950             917
Nissan Motor Acceptance Corp. 144A 4.500%,
   1/30/15 (4)                                               160             170
Petroplus Finance Ltd. 144A 6.750%, 5/1/14 (4)               150             138
ProLogis
   7.625%, 8/15/14                                           150             162

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
FINANCIALS--(CONTINUED)
   6.625%, 5/15/18                                   $       120    $        118
   6.875%, 3/15/20                                            75              74
Prudential Financial, Inc.
   4.750%, 9/17/15                                           150             162
   8.875%, 6/15/38(3)                                         50              56
Realty Income Corp. 6.750%, 8/15/19                          110             126
Regions Financial Corp.
   7.750%, 11/10/14                                           50              54
   5.750%, 6/15/15                                            55              56
Royal Bank of Scotland plc (The)
   4.875%, 3/16/15                                           100             105
   3.950%, 9/21/15                                            50              51
   5.625%, 8/24/20                                           150             157
Simon Property Group LP 5.650%, 2/1/20                        50              56
SLM Corp. 5.375%, 5/15/14                                    200             195
SunTrust Banks, Inc. 6.000%, 9/11/17                         150             162
UFJ Finance AEC 6.750%, 7/15/13                              275             310
Unum Group 7.125%, 9/30/16                                   125             144
Vnesheconombank Via/Vnesheconombank Finance Ltd.
   144A 6.902%, 7/9/20 (4)                                   155             170
Wachovia Corp. 4.875%, 2/15/14                               355             379
Webster Financial Corp. 5.125%, 4/15/14                       65              64
Westfield Capital Corp., Ltd./ Westfield Finance
   Authority 144A 5.125%, 11/15/14 (4)                       355             389
Woori Bank 144A 4.750%, 1/20/16 (4)                          150             156
Zions Bancorp. 5.650%, 5/15/14                               500             496
                                                                    ------------
                                                                          15,129
                                                                    ------------
HEALTH CARE--0.3%
Healthsouth Corp. 7.250%, 10/1/18                             90              92
Patheon, Inc. 144A 8.625%, 4/15/17 (4)                        20              20
Quest Diagnostics, Inc. 6.400%, 7/1/17                       280             323
Universal Health Services Escrow Corp. 144A
   7.000%, 10/1/18 (4)                                        25              26
Universal Health Services, Inc. 7.125%, 6/30/16               24              26
                                                                    ------------
                                                                             487
                                                                    ------------
INDUSTRIALS--2.4%
American Airlines, Inc. 01-1, 6.977%, 5/23/21                 87              74
CHC Helicopter SA 144A 9.250%, 10/15/20 (4)                  100             102
Continental Airlines, Inc. 98-1A, 6.648%, 9/15/17            327             334
Equifax, Inc. 6.300%, 7/1/17                                 240             271

   For information regarding the footnotes see the Footnote Legend on page 4.

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
INDUSTRIALS--(CONTINUED)
Hutchison Whampoa International Ltd. 144A 5.750%,
   9/11/19 (4)                                       $       115    $        128
ITW Cupids Financing Trust I 144A 6.550%,
   12/31/11 (4)                                            2,000           2,008
Kratos Defense & Security Solutions, Inc. 10.000%,
   6/1/17                                                    130             138
Noble Group Ltd. 144A 6.750%, 1/29/20 (4)                    200             215
Owens Corning, Inc. 6.500%, 12/1/16                           60              65
Ryder System, Inc. 3.600%, 3/1/16                             50              51
Teekay Corp. 8.500%, 1/15/20                                  75              82
USG Corp. 144A 9.750%, 8/1/14 (4)                             21              22
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21 (4)                 150             159
                                                                    ------------
                                                                           3,649
                                                                    ------------
INFORMATION TECHNOLOGY--0.8%
Agilent Technologies, Inc. 5.500%, 9/14/15                    75              84
Broadridge Financial Solutions, Inc. 6.125%,
   6/1/17                                                    250             269
Crown Castle Holdings GS V LLC/Crown Castle GS III
   Corp. 144A 7.750%,
   5/1/17 (4)                                                150             166
Intuit, Inc. 5.750%, 3/15/17                                  71              80
Jabil Circuit, Inc. 8.250%, 3/15/18                          170             191
Xerox Corp. 6.750%, 2/1/17                                   325             381
                                                                    ------------
                                                                           1,171
                                                                    ------------
MATERIALS--1.2%
ABI Escrow Corp. 144A 10.250%, 10/15/18 (4)                  100             102
Agrium, Inc. 6.750%, 1/15/19                                 180             213
Catalyst Paper Corp. 7.375%, 3/1/14                          180              75
Celanese U.S. Holdings LLC 144A 6.625%, 10/15/18 (4)          10              10
Celulosa Arauco 7.250%, 7/29/19                              150             178
Commercial Metals Co. 7.350%, 8/15/18                        170             184
CRH America, Inc.
   6.000%, 9/30/16                                           255             286
   8.125%, 7/15/18                                           150             181
Dow Chemical Co. (The) 8.550%, 5/15/19                       150             189
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20 (4)               100             112
Verso Paper Holdings LLC / Verso Paper, Inc.
   Series B, 4.216%, 8/1/14 (3)                               93              83
Xstrata Canada Corp. 5.500%, 6/15/17                         260             280
                                                                    ------------
                                                                           1,893
                                                                    ------------

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
TELECOMMUNICATION SERVICES--0.9%
Axtel SAB de C.V. 144A 9.000%, 9/22/19 (4)           $        38    $         35
Cincinnati Bell, Inc. 8.250%, 10/15/17                        60              61
Clearwire Communications LLC/Clearwire Finance,
   Inc. 144A 12.000%, 12/1/15 (4)                             40              43
Frontier Communications Corp.
   7.875%, 4/15/15                                            55              60
   8.125%, 10/1/18                                            75              82
OJSC Vimpel Communications 144A (VIP Finance
   Ireland Ltd.) 9.125%, 4/30/18 (4)                         125             144
Qwest Corp.
   7.875%, 9/1/11                                            125             132
   6.500%, 6/1/17                                            143             156
SBA Tower Trust 144A 4.254%, 4/15/15 (4)                     225             239
Telecom Italia Capital SA 5.250%, 10/1/15                    200             216
Telemar Norte Leste SA 144A 5.500%, 10/23/20 (4)             100             101
Virgin Media Finance plc Series 1, 9.500%, 8/15/16           100             114
                                                                    ------------
                                                                           1,383
                                                                    ------------
UTILITIES--1.0%
Allegheny Energy Supply Co. LLC 144A 8.250%,
   4/15/12 (4)                                               110             119
Centrais Eletricas Brasileiras SA 144A 6.875%,
   7/30/19 (4)                                               100             118
Great River Energy 144A 5.829%, 7/1/17 (4)                    97             109
Korea Electric Power Corp. 144A 5.500%,
   7/21/14 (4)                                               100             110
Midwest Generation LLC Series B 8.560%, 1/2/16               128             127
Northeast Utilities 5.650%, 6/1/13                           200             217
Suburban Propane Partners LP / Suburban Energy
   Finance Corp. 7.375%, 3/15/20                              54              48
TransAlta Corp. 4.750%, 1/15/15                               65              70
United Energy Distribution Holdings Property Ltd.
   144A 5.450%, 4/15/16 (4)                                  500             546
                                                                    ------------
                                                                           1,464
                                                                    ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $28,012)                                                 30,046
                                                                    ------------
CONVERTIBLE BONDS--0.1%
MATERIALS--0.1%
Georgia-Pacific Corp. 144A 7.000%, 1/15/15 (4)               125             131
                                                                    ------------

   For information regarding the footnotes see the Footnote Legend on page 4.

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE         VALUE
                                                     -----------    ------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $127)                                                       131
                                                                    ------------
LOAN AGREEMENTS(3)--0.5%
CONSUMER DISCRETIONARY--0.2%
Advantage Sales & Marketing, Inc. Tranche, 5.000%,
   5/5/16                                            $        50    $         50
Midcontinent Communications Tranche B, 6.250%,
   12/31/16                                                   55              55
Six Flags Theme Parks, Inc. Tranche B, 6.000%,
   6/30/16                                                   106             107
Visant Corp. Tranche B, 7.000%, 12/22/16                      20              20
                                                                    ------------
                                                                             232
                                                                    ------------
CONSUMER STAPLES--0.0%
Reynolds Group Holdings Ltd. Tranche, 6.250%,
   5/5/16                                                     44              45
                                                                    ------------
FINANCIALS--0.1%
AGFS Funding Co. Tranche, 7.250%, 4/21/15                     60              60
Delos Aircraft, Inc. Tranche 2, 7.000%, 3/17/16                8               8
International Lease Finance Corp. Tranche 1,
   6.750%, 3/17/15                                            12              12
Universal City Development Partners, Ltd. Tranche,
   5.500%, 11/6/14                                            19              19
                                                                    ------------
                                                                              99
                                                                    ------------
HEALTH CARE--0.0%
RehabCare Group, Inc. Tranche B, 6.000%, 11/24/15             50              50
                                                                    ------------
INDUSTRIALS--0.1%
Bucyrus International, Inc. Tranche C, 4.500%,
   2/19/16                                                    65              65
                                                                    ------------
MATERIALS--0.1%
Anchor Glass Container Corp. Tranche, 6.000%,
   3/2/16                                                     80              80
Gentek Holding LLC Tranche, 7.000%, 10/29/14                  45              45
Lyondell Chemical Co. Tranche, 5.500%, 8/6/16                 75              76
                                                                    ------------
                                                                             201
                                                                    ------------
UTILITIES--0.0%
Texas Competitive Electric Holdings Co., LLC
Tranche B-2, 3.901%, 10/10/14                                 71              55
                                                                    ------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $753)                                                       747
                                                                    ------------

                                                        SHARES          VALUE
                                                     -----------    ------------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
GMAC, Inc. (Ally) 7.00% 144A(4)                               84    $         76
                                                                    ------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $27)                                                         76
                                                                    ------------
COMMON STOCKS--60.2%
CONSUMER DISCRETIONARY--6.0%
AutoZone, Inc.(2)                                          7,200           1,648
Best Buy Co., Inc.                                        49,000           2,001
Comcast Corp. Class A                                    106,000           1,917
Darden Restaurants, Inc.                                  40,000           1,711
McDonald's Corp.                                          24,000           1,788
                                                                    ------------
                                                                           9,065
                                                                    ------------
CONSUMER STAPLES--3.6%
Altria Group, Inc.                                        76,000           1,825
Clorox Co. (The)                                          27,000           1,803
PepsiCo, Inc.                                             27,000           1,794
                                                                    ------------
                                                                           5,422
                                                                    ------------
ENERGY--10.8%
Chesapeake Energy Corp.                                   84,000           1,903
Chevron Corp.                                             22,000           1,783
ConocoPhillips                                            33,000           1,895
El Paso Corp.                                            147,000           1,820
Halliburton Co.                                           60,000           1,984
Massey Energy Co.                                         54,000           1,675
Occidental Petroleum Corp.                                23,000           1,801
Petroleo Brasileiro SA ADR                                50,000           1,814
Williams Cos., Inc. (The)                                 94,000           1,796
                                                                    ------------
                                                                          16,471
                                                                    ------------
FINANCIALS--3.5%
Citigroup, Inc.(2)                                       470,000           1,833
Goldman Sachs Group, Inc. (The)                           12,000           1,735
Hudson City Bancorp, Inc.                                144,000           1,765
                                                                    ------------
                                                                           5,333
                                                                    ------------
HEALTH CARE--4.8%
Biogen Idec, Inc.(2)                                      31,000           1,740
Gilead Sciences, Inc.(2)                                  53,000           1,887
Johnson & Johnson                                         28,000           1,735

   For information regarding the footnotes see the Footnote Legend on page 4.

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     -----------    ------------
HEALTH CARE--(CONTINUED)
UnitedHealth Group, Inc.                                  54,000    $      1,896
                                                                    ------------
                                                                           7,258
                                                                    ------------
INDUSTRIALS--8.8%
Alaska Air Group, Inc.(2)                                 38,000           1,939
Caterpillar, Inc.                                         25,000           1,967
Continental Airlines, Inc. Class B(2)                     82,000           2,037
DryShips, Inc.(2)                                        421,000           2,025
Foster Wheeler AG(2)                                      75,000           1,834
L-3 Communications Holdings, Inc.                         26,000           1,879
Union Pacific Corp.                                       22,000           1,800
                                                                    ------------
                                                                          13,481
                                                                    ------------
INFORMATION TECHNOLOGY--13.3%
Amkor Technology, Inc.(2)                                301,000           1,978
Cisco Systems, Inc.(2)                                    84,000           1,840
Corning, Inc.                                             98,000           1,791
Hewlett-Packard Co.                                       45,000           1,893
Intel Corp.                                               89,000           1,712
International Business Machines Corp.                     15,000           2,012
Microsoft Corp.                                           74,000           1,812
Nokia Oyj Sponsored ADR                                  188,000           1,886
QUALCOMM, Inc.                                            44,000           1,985
Research In Motion Ltd.(2)                                36,000           1,753
SanDisk Corp.(2)                                          45,000           1,649
                                                                    ------------
                                                                          20,311
                                                                    ------------
MATERIALS--5.7%
Alcoa, Inc.                                              167,000           2,022
Du Pont (E.I.) de Nemours & Co.                           40,000           1,785
Freeport-McMoRan Copper & Gold, Inc.                      22,000           1,879
Nucor Corp.                                               46,000           1,757
Potash Corp. of Saskatchewan, Inc.                         9,000           1,296
                                                                    ------------
                                                                           8,739
                                                                    ------------
TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc.                                                65,000           1,859
Verizon Communications, Inc.                              59,000           1,923
                                                                    ------------
                                                                           3,782
                                                                    ------------
UTILITIES--1.2%
Exelon Corp.                                              43,000           1,831
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $77,336)                                                 91,693
                                                                    ------------

                                                        SHARES          VALUE
                                                     -----------    ------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $134,181)                                               151,393
                                                                    ------------
SHORT-TERM INVESTMENTS--0.7%
MONEY MARKET MUTUAL FUNDS--0.7%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day
   effective yield 0.210%)                             1,000,290    $      1,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,000)                                                   1,000
                                                                    ------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $135,181)                                               152,393(1)
Other Assets and Liabilities--0.0%                                           (26)
                                                                    ------------
NET ASSETS--100.0%                                                  $    152,367
                                                                    ============

ABBREVIATIONS:

ADR    American Depositary Receipt.
FGIC   Financial Guaranty Insurance Company
FNMA   Federal National Mortgage Association ("Fannie Mae").
FSA    Financial Security Assurance, Inc.
GNMA   Government National Mortgage Association ("Ginnie Mae")
NATL   National Public Finance Guarantee Corp.
REIT   Real Estate Investment Trust

FOREIGN CURRENCIES:

AUD    Australian Dollar
CAD    Canadian Dollar
KRW    Korean Won
NOK    Norwegian Krone
NZD    New Zealand Dollar
SEK    Swedish Krona
TRY    New Turkish Lira
ZAR    South Africa Rand

   For information regarding the footnotes see the Footnote Legend on page 4.

                       PHOENIX STRATEGIC ALLOCATION SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10 +
----------------------------------
United States (includes short-
   term investments)                  86%
Canada                                 3
Brazil                                 2
United Kingdom                         2
Australia                              1
Bermuda                                1
Greece                                 1
Other                                  4
                                     ---
Total                                100%
                                     ---

+ % of total investments as of September 30, 2010

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                   TOTAL VALUE               LEVEL 2
                                                        AT       LEVEL 1   SIGNIFICANT
                                                    SEPTEMBER     QUOTED    OBSERVABLE
($ reported in thousands)                            30, 2010     PRICES      INPUTS
                                                   -----------   -------   -----------
INVESTMENTS IN SECURITIES:
Debt Securities:
   Asset-Backed Securities                           $  1,663    $    --     $ 1,663
   Convertible Bonds                                      131         --         131
   Corporate Bonds                                     30,046         --      30,046
   Foreign Government Securities                        1,545         --       1,545
   Loan Agreements                                        747         --         747
   Mortgage-Backed Securities                          20,364         --      20,364
   Municipal Bonds                                      3,880         --       3,880
   U.S. Government Securities                           1,248         --       1,248
Equity Securities:
   Common Stocks                                       91,693     91,693          --
   Preferred Stock                                         76         76          --
   Short-Term Investments                               1,000      1,000          --
                                                     --------    -------     -------
Total Investments                                    $152,393    $92,769     $59,624
                                                     ========    =======     =======

There are no Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                         SHARES        VALUE
                                                      -----------  -------------
PREFERRED STOCK--3.9%
INFORMATION TECHNOLOGY--3.9%
Samsung Electronics Co., Ltd. 1.470%                       32,100  $      15,681
                                                                   -------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $8,088)                                                  15,681
                                                                   -------------
COMMON STOCKS--95.5%
CONSUMER DISCRETIONARY--3.2%
adidas AG                                                 204,700         12,672
                                                                   -------------
CONSUMER STAPLES--8.5%
British American Tobacco plc                              392,900         14,655
Casino Guichard Perrachon SA                               49,800          4,559
Metro AG                                                   76,500          4,980
Nestle S.A. Registered Shares                             187,100          9,968
                                                                   -------------
                                                                          34,162
                                                                   -------------
ENERGY--13.1%
ENI S.p.A.                                                739,800         15,965
PetroChina Co., Ltd. Class H                            6,762,000          7,870
Petroleo Brasileiro SA Sponsored ADR                      251,376          8,250
Royal Dutch Shell plc Class B                             277,600          8,098
Tenaris S.A. Sponsored ADR                                316,200         12,148
                                                                   -------------
                                                                          52,331
                                                                   -------------
FINANCIALS--23.4%
Banco Bradesco SA Sponsored ADR                           491,150         10,010
City Developments Ltd.                                    876,000          8,499
Daito Trust Construction Co., Ltd.                         94,900          5,673
Mapfre SA                                               1,847,900          5,623
Nordea Bank AB                                            766,000          7,978
Oversea-Chinese Banking Corp., Ltd.                     1,227,330          8,259
QBE Insurance Group Ltd.                                  807,500         13,471
Standard Chartered plc                                    381,700         10,949
Swire Pacific Ltd. Class B                              3,827,500          9,866
Zurich Financial Services AG Registered
   Shares                                                  57,100         13,382
                                                                   -------------
                                                                          93,710
                                                                   -------------
HEALTH CARE--9.5%
Novartis AG Registered Shares                             236,600         13,568
Roche Holding AG Registered Shares                         82,300         11,240
Takeda Pharmaceutical Co., Ltd.                           282,300         12,968
                                                                   -------------
                                                                          37,776
                                                                   -------------

                                                         SHARES        VALUE
                                                      -----------  -------------
INDUSTRIALS--11.6%
Canadian National Railway Co.                             124,200  $       7,943
FANUC Ltd.                                                 68,300          8,697
Grupo Aeroportuario del Sureste S.A. de
   C.V.  ADR                                              149,000          7,075
Koninklijke Philips Electronics N.V.                      239,044          7,513
Schneider Electric SA                                      65,400          8,292
Weir Group plc (The)                                      311,500          6,963
                                                                   -------------
                                                                          46,483
                                                                   -------------
INFORMATION TECHNOLOGY--9.1%
Canon, Inc.                                               286,550         13,370
Taiwan Semiconductor Manufacturing Co., Ltd.,
   Sponsored ADR                                        1,537,565         15,591
Telefonaktiebolaget LM Ericsson Class B                   679,400          7,459
                                                                   -------------
                                                                          36,420
                                                                   -------------
MATERIALS--5.4%
BHP Billiton plc                                          129,200          4,110
Rio Tinto plc                                             173,900         10,165
Shin-Etsu Chemical Co., Ltd.                              146,500          7,134
                                                                   -------------
                                                                          21,409
                                                                   -------------
TELECOMMUNICATION SERVICES--7.1%
China Mobile Ltd.                                         523,000          5,355
Singapore Telecommunications Ltd.                       2,615,000          6,244
Vodafone Group plc                                      6,863,600         16,939
                                                                   -------------
                                                                          28,538
                                                                   -------------
UTILITIES--4.6%
Centrica plc                                            1,404,200          7,136
E.ON AG                                                   382,300         11,273
                                                                   -------------
                                                                          18,409
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $289,281)                                               381,910
                                                                   -------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $297,369)                                               397,591
                                                                   -------------
SHORT-TERM INVESTMENTS--0.2%
MONEY MARKET MUTUAL FUNDS--0.2%
Dreyfus Cash Management Fund - Institutional Shares
  (seven-day effective yield 0.210%)                      853,276            853
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $853)                                                       853
                                                                   -------------

   For information regarding the footnotes see the Footnote Legend on page 4.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $298,222)                                               398,444(1)

Other assets and liabilities, net--0.4%                                    1,403
                                                                   -------------
NET ASSETS--100.0%                                                 $     399,847
                                                                   =============

ABBREVIATION:
ADR   American Depositary Receipt.

   For information regarding the footnotes see the Footnote Legend on page 4.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10 +
----------------------------------
United Kingdom                        18%
Japan                                 12
Switzerland                            9
Germany                                7
Italy                                  7
United States (includes short-
   term investments)                   7
Singapore                              6
Other                                 34
                                     ---
Total                                100%
                                     ===

+    % of total investments as of September 30, 2010

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                             TOTAL VALUE
                                  AT        LEVEL 1
                              SEPTEMBER     QUOTED
($ reported in thousands)      30, 2010     PRICES
                             -----------   --------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks               $381,910    $381,910
   Preferred Stock               15,681      15,681
   Short-Term Investments           853         853
                               --------    --------
Total Investments              $398,444    $398,444
                               ========    ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities. Certain Foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at 9/30/10 and therefore the series did not utilize the external pricing service model adjustments. As a result, securities still held by the series were transferred from Level 2 into Level 1 with an end of period value of $308,093. Please refer to the note on security valuation in the Notes to Schedules of Investments.

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                   Total   Common Stock
                                                   -----   ------------
BALANCE AS OF DECEMBER 31, 2009:                   $ 224      $ 224
Accrued discounts (premiums)                          --         --
Realized gain (loss)                                  --         --
Change in unrealized appreciation (depreciation)      --         --
Net purchases (sales)                                 --         --
Transfers in and/or out of level 3(a)               (224)      (224)
                                                   -----      -----
BALANCE AS OF SEPTEMBER 30, 2010:                  $  --      $  --
                                                   =====      =====

(a) "Transfers in and/or out" represent the ending value as of September 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

               PHOENIX DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                         SHARES        VALUE
                                                      -----------  -------------
COMMON STOCKS--98.2%
REAL ESTATE INVESTMENT TRUSTS--98.2%
DIVERSIFIED--5.6%
Vornado Realty Trust                                       74,836  $       6,401
                                                                   -------------
HEALTH CARE--12.8%
HCP, Inc.                                                 108,329          3,898
Health Care REIT, Inc.                                     85,127          4,030
Nationwide Health Properties, Inc.                         66,793          2,583
Ventas, Inc.                                               79,621          4,106
                                                                   -------------
                                                                          14,617
                                                                   -------------
INDUSTRIAL/OFFICE--17.0%
INDUSTRIAL--3.0%
AMB Property Corp.                                         60,316          1,597
ProLogis                                                  151,573          1,785
                                                                   -------------
                                                                           3,382
                                                                   -------------
MIXED--1.4%
Duke Realty Corp.                                          34,830            404
Liberty Property Trust                                     39,364          1,256
                                                                   -------------
                                                                           1,660
                                                                   -------------
OFFICE--12.6%
Alexandria Real Estate Equities,
  Inc.                                                     23,611          1,653
BioMed Realty Trust, Inc.                                  82,027          1,470
Boston Properties, Inc.                                    61,914          5,146
Corporate Office Properties Trust                          47,943          1,789
Kilroy Realty Corp.                                        25,116            832
Mack-Cali Realty Corp.                                     37,695          1,233
SL Green Realty Corp.                                      35,621          2,256
                                                                   -------------
                                                                          14,379
                                                                   -------------
                                                                          19,421
                                                                   -------------
LODGING/RESORTS--7.0%
Host Hotels & Resorts, Inc.                               358,174          5,186
LaSalle Hotel Properties                                   56,513          1,322
Starwood Hotels & Resorts Worldwide, Inc.                  18,080            950
Sunstone Hotel Investors, Inc.(2)                          55,775            506
                                                                   -------------
                                                                           7,964
                                                                   -------------
RESIDENTIAL--17.5%
APARTMENTS--16.1%
American Campus Communities, Inc.                          33,547          1,021

                                                         SHARES        VALUE
                                                      -----------  -------------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
Apartment Investment & Management Co. Class A              71,599  $       1,531
AvalonBay Communities, Inc.                                28,908          3,004
BRE Properties, Inc.                                       13,306            552
Equity Residential                                        139,811          6,651
Essex Property Trust, Inc.                                 23,591          2,582
Home Properties, Inc.                                      17,790            941
UDR, Inc.                                                  98,789          2,087
                                                                   -------------
                                                                          18,369
                                                                   -------------
MANUFACTURED HOMES--1.4%
Equity Lifestyle Properties, Inc.                          29,012          1,580
                                                                   -------------
                                                                          19,949
                                                                   -------------
RETAIL--23.5%
REGIONAL MALLS--14.1%
Macerich Co. (The)                                         65,597          2,817
Simon Property Group, Inc.                                131,256         12,173
Taubman Centers, Inc.                                      23,378          1,043
                                                                   -------------
                                                                          16,033
                                                                   -------------
SHOPPING CENTERS--9.4%
Developers Diversified Realty Corp.                       160,650          1,802
Federal Realty Investment Trust                            23,644          1,931
Kimco Realty Corp.                                        219,884          3,463
Regency Centers Corp.                                       7,300            288
Tanger Factory Outlet Centers                              25,843          1,218
Weingarten Realty Investors                                94,070          2,053
                                                                   -------------
                                                                          10,755
                                                                   -------------
                                                                          26,788
                                                                   -------------
SELF STORAGE--6.8%
Extra Space Storage, Inc.                                 129,326          2,074
Public Storage                                             58,427          5,670
                                                                   -------------
                                                                           7,744
                                                                   -------------
SPECIALTY--8.0%
Digital Realty Trust, Inc.                                 72,506          4,473
Entertainment Properties Trust                             32,437          1,401
Plum Creek Timber Co., Inc.                                38,205          1,349
Rayonier, Inc.                                             37,700          1,889
                                                                   -------------
                                                                           9,112
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $67,234)                                                111,996
                                                                   -------------

   For information regarding the footnotes see the Footnote Legend on page 4.

               PHOENIX DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                         SHARES        VALUE
                                                      -----------  -------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $67,234)                                                111,996
                                                                   -------------
SHORT TERM INVESTMENTS--2.0%
MONEY MARKET MUTUAL FUNDS--2.0%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.210%)                               2,264,409  $       2,264
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
(IDENTIFIED COST $2,264)                                                   2,264
                                                                   -------------
Total Investments--100.2%
(IDENTIFIED COST $69,498)                                                114,260(a)
Other assets and liabilities, net--(0.2)%                                   (255)
                                                                   -------------
NET ASSETS--100.0%                                                 $     114,005
                                                                   =============

ABBREVIATION:
REIT   Real Estate Investment Trust

   For information regarding the footnotes see the Footnote Legend on page 4.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                  TOTAL VALUE
                                       AT       LEVEL 1
                                   SEPTEMBER    QUOTED
($ reported in thousands)           30, 2010    PRICES
                                  -----------  --------
Common Stocks:
   Real Estate Investment Trusts    $111,996   $111,996
Short-Term Investments                 2,264      2,264
                                    --------   --------
Total Investments                   $114,260   $114,260
                                    ========   ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Phoenix Edge Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

The series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - prices determined using significant unobservable inputs (including the series own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the series major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its net asset value (generally, the close of the new York Stock Exchange "NYSE") that may impact the value of securities traded in these foreign markets. In such cases the series fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

A summary of the inputs used to value the series' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a series uses derivatives, how derivatives are accounted for, and how derivative instruments affect series results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

Futures Contracts: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the series for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at which it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

The Equity 500 Index Series (the "Series") purchases and sells stock index futures ("futures contracts") to simulate full investment in the S&P 500 Index while retaining a cash balance for the fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Series bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. For open futures contracts as of September 30, 2010, see the Schedule of Investments, which is also indicative of activity for the period ended September 30, 2010.

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each series' Schedule of Investments, where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid. At September 30, 2010, the series did not hold any restricted securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

At September 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each series were as follows:

                                                                                                NET UNREALIZED
                                                      FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
SERIES                                               TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION
------                                               --------   ------------   --------------   --------------
Phoenix Capital Growth Series                        $174,717     $ 41,222        $(3,672)          $37,550
Phoenix Comstock Series                                36,797        6,180         (2,326)            3,854
Phoenix Dynamic Asset Allocation  Series:
Aggressive Growth                                      17,678        3,470           (509)            2,961
Phoenix Dynamic Asset Allocation Series: Growth        29,789        5,432           (853)            4,579
Phoenix Dynamic Asset Allocation Series: Moderate      35,733        4,133           (753)            3,380
Phoenix Dynamic Asset Allocation Series: Moderate
   Growth                                              30,543        4,271           (824)            3,447
Phoenix Equity 500 Index Series                        50,853       11,120         (5,072)            6,048
Phoenix Growth and Income Series                       66,927       16,583         (3,473)           13,110
Phoenix Mid-Cap Growth Series                          37,377       12,752           (203)           12,549
Phoenix- Mid-Cap Value Series                          87,866       21,751         (2,023)           19,728
Phoenix Multi-Sector Fixed Income Series              187,847       17,861         (5,348)           12,513
Phoenix Multi-Sector Short Term Bond Series            32,016        2,519         (1,097)            1,422
Phoenix Small-Cap Growth Series                        19,237        4,046            (84)            3,962
Phoenix Small-Cap Value Series                         32,242        4,473         (1,077)            3,396
Phoenix Strategic Allocation Series                   135,902       21,301         (4,810)           16,491
Phoenix-Aberdeen International Series                 300,316      104,490         (6,362)           98,128
Phoenix-Duff & Phelps Real Estate Securities Series    72,660       41,751           (151)           41,600

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 4--RECENT ACCOUNTING PRONUONCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE 5--SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the series through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the Schedule of Investments.

On October 29, 2010, Special shareholder meetings were held to approve Virtus Investment Advisers, Inc. ("VIA") as the investment advisor of each Series and Virtus Investment Partners, Inc. ("Virtus") to become the distributor to Phoenix Edge Series Fund, in addition to the proposed Plans of Reorganization announced on July 28, 2010, as part of the Agreement between the Phoenix Companies, Inc. ("PNX") and Virtus Investment Partners, Inc. ("Virtus") for Virtus to become the adviser and and distributor to Phoenix Edge Series Fund, a variable insurance Trust. Virtus will rename the trust the Virtus Variable Insurance Trust. The transactions are all expected to be completed by the end of November.

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Variable Insurance Trust
             (formerly, The Phoenix Edge Series Fund)


By (Signature and Title)* /s/ George R. Aylward
                          ------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                          ------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date November 23, 2010


By (Signature and Title)* /s/ W. Patrick Bradley
                          ------------------------------
                          W. Patrick Bradley,
                          Chief Financial Officer and
                          Treasurer
                          (principal financial officer)

Date November 23, 2010

* Print the name and title of each signing officer under his or her signature.